Thornburg investment trust

Funds Prospectus

FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Global Opportunities Fund

(“Global Opportunities Fund”)

Class A: THOAX

Class C: THOCX

Class I: THOIX

Class R6: THOGX

Thornburg International Equity Fund

(“International Equity Fund”)

Class A: TGVAX

Class C: THGCX

Class I: TGVIX

Class R6: TGIRX

Thornburg Better World
International Fund

(“Better World International Fund”)

Class A: TBWAX

Class C: TBWCX

Class I: TBWIX

Thornburg International Growth Fund

(“International Growth Fund”)

Class A: TIGAX

Class C: TIGCX

Class I: TINGX

Class R6: THGIX

Thornburg Developing World Fund

(“Developing World Fund”)

Class A: THDAX

Class C: THDCX

Class I: THDIX

Class R6: TDWRX

Thornburg Investment Income Builder Fund

(“Investment Income Builder Fund”)

Class A: TIBAX

Class C: TIBCX

Class I: TIBIX

Class R6: TIBOX

Thornburg Summit Fund

(“Summit Fund”)

Class A: TSAMX

Class I: TSUMX

Thornburg Ultra Short Income Fund

(“Ultra Short Income Fund”)

Class A: TLDAX

Class I: TLDIX

Thornburg Limited Term U.S. Government Fund

(“Limited Term U.S. Government Fund”)

Class A: LTUSX

Class C: LTUCX

Class C2: LTUQX

Class I: LTUIX

Thornburg Limited Term Income Fund

(“Limited Term Income Fund”)

Class A: THIFX

Class C: THICX

Class C2: THIQX

Class I: THIIX

Class R6: THRLX

Thornburg Core Plus Bond Fund

(“Core Plus Bond Fund”)

Class A: THCAX

Class C: THCCX

Class I: THCIX

Class R6: THCSX

Thornburg Strategic Income Fund

(“Strategic Income Fund”)

Class A: TSIAX

Class C: TSICX

Class I: TSIIX

Class R6: TSRSX

Thornburg Short Duration
Municipal Fund

(“Short Duration Municipal Fund”)

Class A: TLMAX

Class I: TLMIX

Thornburg Limited Term
Municipal Fund

(“Limited Term Municipal Fund”)

Class A: LTMFX

Class C: LTMCX

Class C2: LTMQX

Class I: LTMIX

Thornburg Intermediate
Municipal Fund

(“Intermediate Municipal Fund”)

Class A: THIMX

Class C: THMCX

Class C2: THMQX

Class I: THMIX

Thornburg Strategic
Municipal Income Fund

(“Strategic Municipal Income Fund”)

Class A: TSSAX

Class C: TSSCX

Class I: TSSIX

Thornburg California Limited Term Municipal Fund

(“California Limited Term Municipal Fund”)

Class A: LTCAX

Class C: LTCCX

Class C2: LTCQX

Class I: LTCIX

Thornburg New Mexico Intermediate Municipal Fund

(“New Mexico Intermediate Municipal Fund”)

Class A: THNMX

Class D: THNDX

Class I: THNIX

Thornburg New York Intermediate Municipal Fund

(“New York Intermediate Municipal Fund”)

Class A: THNYX

Class I: TNYIX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

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Thornburg investment trust

Table of Contents

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Global Opportunities Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	CLASS R6
Management Fees	0.83%	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.25%	0.33%	0.24%	0.17%
Total Annual Fund Operating Expenses	1.33%	2.16%	1.07%	1.00%
Fee Waiver/Expense Reimbursement(3)	—	—	(0.08)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.33%	2.16%	0.99%	0.89%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99% and 0.89%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Global Opportunities Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$579	$852	$1,146	$1,979
Class C Shares	$319	$676	$1,159	$2,493
Class I Shares	$101	$332	$582	$1,298
Class R6 Shares	$91	$307	$542	$1,215

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$219	$676	$1,159	$2,493

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.07% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations less than $500 million.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon Thornburg’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled in or economically tied to countries outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Global Opportunities Fund

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Global Opportunities Fund

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI All Country World Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Global Opportunities Fund

	Total Returns	Quarter ended
Highest Quarterly Results	21.72%	6/30/2020
Lowest Quarterly Results	-24.82%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.36%	12.47%	10.92%
Return After Taxes on Distributions	32.12%	10.36%	9.47%
Return After Taxes on Distributions and Sale of Fund Shares	21.37%	9.17%	8.41%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	38.53%	12.60%	10.57%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	41.08%	13.86%	11.77%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class R6 Shares	1 Year	5 Years	Since Inception (4-10-17)
Return Before Taxes	41.31%	14.02%	12.27%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.74%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment strategist of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since its inception in 2006.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Global Opportunities Fund

Miguel Oleaga, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I	Class R6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

International Equity Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.

The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.24%	0.39%	0.21%	0.13%
Total Annual Fund Operating Expenses	1.24%	2.14%	0.96%	0.88%
Fee Waiver/Expense Reimbursement(3)	(0.09)%	(0.24)%	(0.06)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.15%	1.90%	0.90%	0.72%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.15%, 1.90%, 0.90% and 0.72%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Equity Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year)your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$562	$817	$1,092	$1,875
Class C Shares	$293	$647	$1,127	$2,454
Class I Shares	$92	$300	$525	$1,173
Class R6 Shares	$74	$265	$472	$1,070

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$193	$647	$1,127	$2,454

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.49% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of non-U.S. companies and in depositary receipts associated with such stocks. The Fund may invest in developing countries. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Equity Fund

categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks or depositary receipts may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Equity Fund

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Equity Fund

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	18.62%	12/31/2022
Lowest Quarterly Results	-19.54%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	27.79%	7.94%	8.40%
Return After Taxes on Distributions	26.43%	6.14%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	16.91%	5.54%	6.05%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	31.63%	8.04%	8.06%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.21%	9.26%	9.25%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Equity Fund

Class R6 Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.41%	9.45%	9.43%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lei Wang, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2006.

Matt Burdett, a managing director and head of equities of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I	Class R6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Better World International Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.34%	0.65%	0.27%
Total Annual Fund Operating Expenses	1.56%	2.62%	1.24%
Fee Waiver/Expense Reimbursement(3)	(0.14)%	(0.67)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.42%	1.95%	0.90%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.42%, 1.95% and 0.90%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Better World International Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$588	$907	$1,249	$2,212
Class C Shares	$298	$751	$1,330	$2,904
Class I Shares	$92	$360	$648	$1,470

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$198	$751	$1,330	$2,904

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.30% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of foreign equity securities or depositary receipts of foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in issuers that the Fund’s investment advisor, Thornburg Investment Management, Inc. (‘Thornburg’), has determined exhibit one or more significant and positive environmental, social and governance (“ESG”) characteristics. For this purpose, Thornburg considers an ESG factor to be significant if it is likely to materially affect the issuer’s risk and return profile and, accordingly, the issuer’s long-term investment performance.

The Fund may invest in any stock or other equity security which Thornburg believes may assist the Fund in pursuing its goal, including common stocks, preferred stocks and publicly traded real estate investment trusts. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies. The Fund may also invest in developing country companies.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time.

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Better World International Fund

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions also include consideration of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities. The Fund seeks to invest in companies which in Thornburg’s view are trading at discount to their intrinsic value and also demonstrate one or more significant positive ESG characteristics. Through Thornburg’s fundamental research process, Thornburg evaluates each potential investment based on a variety of factors, including traditional investment criteria such as the company’s ability to effectively allocate capital, willingness to pay dividends and repurchase shares, ability to sustain a competitive advantage, and ability to grow its core business. As part of its research process for the Fund’s investments, Thornburg also assesses each issuer’s ESG characteristics, focusing on those ESG characteristics which Thornburg believes are significant insofar as they are expected to materially affect the issuer’s investment performance. The specific ESG characteristics which Thornburg determines to be significant will vary over time and among different financial sectors and industries, but will generally include the following:

•Environmental characteristics, such as an issuer’s emissions and energy management practices;

•Social capital characteristics, such as an issuer’s data security and privacy practices;

•Human capital characteristics, such as an issuer’s labor practices;

•Business model and innovation characteristics, such as an issuer’s supply chain management practices; and

•Leadership and governance characteristics, such as an issuer’s practices toward managing legal and regulatory risks.

While Thornburg makes its own judgments about the ESG characteristics of each investment, Thornburg’s approach may be informed by third party data and other research tools, including consideration of the list of material ESG factors established by the Sustainability Accounting Standards Board.

Market observers differ in their perspectives and understanding of the importance of ESG factors to investment decisions. In its evaluation of potential investments, Thornburg may identify as significant certain ESG characteristics that are different from the characteristics that other investors may consider significant. Thornburg consequently may not consider the same ESG characteristics that other investors might consider in evaluating a potential investment. Similarly, Thornburg may assess the significance of ESG characteristics differently than some other investors, assigning either greater or lesser emphasis to a characteristic than another investor might assign.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in issuers that exhibit one or more significant and positive ESG characteristics may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Better World International Fund

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

ESG Investing Risk – Thornburg’s assessments of company ESG characteristics may result in decisions not to purchase, or to sell, investments which are otherwise consistent with the Fund’s investment goal and subsequently produce attractive investment performance, and Thornburg’s assessments of these characteristics may at times reduce the Fund’s exposure to market sectors or types of investments that produce positive investment performance. The application of ESG principles and the perceptions of the commitment of a given company to ESG principles vary among investors, analysts and other market observers. Consequently, Thornburg’s assessments respecting the ESG characteristics associated with any company may differ from the perceptions of other persons, including other mutual funds. Additionally, it may be difficult in certain instances for Thornburg to evaluate correctly a company’s commitment to positive ESG practices, and a failure to do so may result in investment in companies with practices that are not consistent with the Fund’s aspirations.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Better World International Fund

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Better World International Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Better World International Fund

	Total Returns	Quarter ended
Highest Quarterly Results	22.85%	6/30/2020
Lowest Quarterly Results	-19.58%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	5 YEARS	10 Years
Return Before Taxes	17.99%	6.70%	9.15%
Return After Taxes on Distributions	17.48%	5.46%	7.75%
Return After Taxes on Distributions and Sale of Fund Shares	10.65%	4.75%	6.75%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class C Shares	1 Year	5 YEARS	10 Years
Return Before Taxes	21.61%	6.87%	8.94%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class I Shares	1 Year	5 YEARS	10 Years
Return Before Taxes	24.24%	8.26%	10.37%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Manager:

Brian Burrell, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2024.

Lei Wang, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Better World International Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000
All Others	$1,000	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary

International Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Management Fees	0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.29%	0.73%	0.24%	0.18%
Total Annual Fund Operating Expenses	1.40%	2.59%	1.10%	1.04%
Fee Waiver/Expense Reimbursement(3)	—	(0.21)%	(0.11)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.40%	2.38%	0.99%	0.91%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 2.38%, 0.99% and 0.91%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$586	$873	$1,181	$2,054
Class C Shares	$341	$786	$1,357	$2,909
Class I Shares	$101	$339	$596	$1,330
Class R6 Shares	$93	$318	$561	$1,259

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$241	$786	$1,357	$2,909

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.90% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies and invests at least 75% of its net assets, plus the amount of any borrowings for investment purposes, in foreign securities or depositary receipts of foreign securities. For this purpose, the Fund currently considers a company to be a growth company if it meets any of the following criteria:

•It is a constituent of the MSCI All Country World Growth Index; or

•It has, over the last five years, grown its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index; or

•It is projected by consensus estimates as compiled by FactSet Research Systems (“FactSet”), over the next two years, to grow its revenues or earnings per share at an average annual rate which exceeds the median growth rate of revenues or earnings per share, as applicable, for companies in the MSCI All Country World ex-U.S. Index. FactSet has no affiliation with the Fund or its investment advisor.

While the Fund expects to invest primarily in foreign equity securities (primarily common stocks), the Fund may own a variety of securities, including domestic equity securities. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund typically makes equity investments in the following three types of companies:

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Growth Fund

Growth Industry Leader: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Grower: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. The Fund does not have a strategy to invest in particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders. Additionally, the Fund may change its definition of what constitutes a “growth company” at any time without advance notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Growth Company Risk – Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Information Technology Securities Risk – Information technology companies may at times be more vulnerable to product obsolescence caused by rapid technology changes, the failure to obtain or maintain intellectual property rights, the inability to develop new products, competition from new and existing market entrants, and changes in consumer preferences. Information technology stocks may also be more volatile than the overall market.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Growth Fund

Risks Affecting Specific Issuers – The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies, including smaller, earlier stage companies, may involve additional risks. These risks may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	25.93%	6/30/2020
Lowest Quarterly Results	-17.74%	12/31/2018

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary International Growth Fund

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	5 Years	10 years
Return Before Taxes	5.30%	-2.26%	4.76%
Return After Taxes on Distributions	5.05%	-3.01%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares	3.29%	-1.74%	3.70%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Class C Shares	1 Year	5 Years	10 years
Return Before Taxes	8.13%	-2.27%	4.35%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Class I Shares	1 Year	5 Years	10 years
Return Before Taxes	10.64%	-1.00%	5.62%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Class R6 Shares	1 Year	5 Years	10 years
Return Before Taxes	10.76%	-0.90%	5.72%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Nicholas Anderson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

Sean Sun, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2017.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary International Growth Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I	Class R6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Developing World Fund

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Management Fees	0.97%	0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.39%	0.74%	0.37%	0.30%
Total Annual Fund Operating Expenses	1.61%	2.71%	1.34%	1.27%
Fee Waiver/Expense Reimbursement(3)	(0.16)%	(0.38)%	(0.30)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.45%	2.33%	1.04%	0.94%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.45%, 2.33%, 1.04% and 0.94%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Developing World Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$591	$920	$1,272	$2,262
Class C Shares	$336	$805	$1,401	$3,014
Class I Shares	$106	$395	$705	$1,587
Class R6 Shares	$96	$370	$665	$1,505

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$236	$805	$1,401	$3,014

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.93% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers which Thornburg views as having substantial economic ties to one or more developing countries. Developing countries are considered by Thornburg generally to be those countries which are not included in the MSCI World Index. The material factors that Thornburg considers when determining whether an issuer has substantial economic ties to a developing country include whether the issuer:

•is included in the MSCI Emerging Markets Index;

•is organized or headquartered in an developing country, or maintains most of its assets in one or more such countries;

•has equity securities that are traded principally on a stock exchange of a developing country; or

•derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more developing countries.

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different developing countries.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, the supply and demand for equity securities, and analysis of specific issuers. The Fund typically makes its equity investments in the following three types of issuers:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Developing World Fund

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of Thornburg concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that Thornburg had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Developing World Fund

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI Emerging Markets Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Developing World Fund

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	21.64%	12/31/2020
Lowest Quarterly Results	-24.81%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	21.58%	-0.44%	6.19%
Return After Taxes on Distributions	20.00%	-1.14%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	12.75%	-0.66%	4.72%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

Class C Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	25.21%	-0.35%	5.83%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

Class I Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	27.82%	0.89%	7.11%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Developing World Fund

Class R6 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	27.97%	0.99%	7.20%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Pablo Echavarria, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2025.

Di Zhou, cfa, frm, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2025.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I	Class R6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Investment Income Builder Fund

Investment Goal

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis.

The Fund’s secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.18%	0.18%	0.19%	0.13%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(3)	1.15%	1.90%	0.91%	0.85%
Fee Waiver/Expense Reimbursement(4)	—	—	—	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.15%	1.90%	0.91%	0.83%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
(4)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.80%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Investment Income Builder Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$562	$799	$1,054	$1,785
Class C Shares	$293	$597	$1,026	$2,222
Class I Shares	$93	$290	$504	$1,120
Class R6 Shares	$85	$269	$469	$1,047

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$193	$597	$1,026	$2,222

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.78% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing securities, and at least 50% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks.

The Fund may invest in any stock or other equity security which the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock and publicly traded real estate investment trusts. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled in or economically tied to countries outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Investment Income Builder Fund

The Fund may sell an investment if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Convertible Debt Obligation Risk – The market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Investment Income Builder Fund

countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political, legal, and technological developments, and general market volatility.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Countries or Regions – If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the Fund’s share value may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the share value of a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Investment Income Builder Fund

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulty in valuing or selling these investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Total Return Index Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	15.96%	12/31/2020
Lowest Quarterly Results	-25.98%	3/31/2020

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Investment Income Builder Fund

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	30.38%	13.87%	10.38%
Return After Taxes on Distributions	27.72%	11.54%	8.26%
Return After Taxes on Distributions and Sale of Fund Shares	18.28%	9.86%	7.27%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.66%	14.09%	10.07%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	36.93%	15.21%	11.17%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Class R6 Shares	1 Year	5 Years	SINCE INCEPTION (4/10/17)
Return Before Taxes	37.01%	15.30%	11.35%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.36%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	1.88%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.85%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Investment Income Builder Fund

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Matt Burdett, a managing director and head of equity of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Christian Hoffmann, CFA, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment strategist of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since its inception in 2002.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I	Class r6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

FUND SUMMARY

Summit Fund

Investment Goal

The Fund seeks to grow real wealth over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.82%	0.45%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.83%	1.21%
Fee Waiver/Expense Reimbursement(3)	(0.88)%	(0.51)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	0.95%	0.70%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.94% and 0.69%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Summit Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 YEARS	10 YEARS
Class A Shares	$543	$918	$1,317	$2,432
Class I Shares	$72	$334	$616	$1,421

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.68% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to grow real wealth over time. “Real wealth” for this purpose is a mix of capital appreciation and current income that is intended to exceed the rate of inflation. While the Fund seeks to achieve its goal over a variety of different market environments by selecting investments from a range of asset classes, the value of an investment in the Fund will fluctuate and the Fund may not achieve its goal in every environment or in all environments. Under normal conditions the Fund’s investments are expected to emphasize long positions in equity securities and fixed income obligations, though the Fund may also invest a significant amount of its assets in commodities-related investments, in derivative instruments, in currencies, and in cash or cash equivalents. There are no specific percentage limitations on the amount of the Fund’s portfolio that may be invested in a particular asset class, and the proportions of the Fund’s assets that are invested in the respective asset classes are expected to vary over time and from time to time depending upon Thornburg Investment Management, Inc.’s (“Thornburg”) perceptions of which types of investments represent better values and opportunities to achieve the Fund’s investment goal.

With respect to its equity investments, the Fund may invest in any stock or equity security, including common stocks, preferred stocks, convertible securities, warrants, depositary receipts, publicly traded real estate investment trusts, and shares in exchange traded funds. The Fund may invest in companies of any size. The Fund’s portfolio may include investments in United States issuers and the securities of issuers domiciled outside the United States, including developing countries. The relative proportions of the Fund’s U.S. and foreign investments will vary over time depending upon Thornburg’s view of specific investment opportunities and macroeconomic factors.

With respect to its fixed income investments, the Fund expects that under normal market conditions its investments will include the following types of obligations, which may be of any quality and of any maturity:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds);

•mortgage-backed securities and other asset-backed securities;

•convertible debt obligations;

•obligations issued by foreign governments (including developing countries);

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”);

•obligations of the U.S. government and its agencies and sponsored enterprises;

•zero coupon bonds and “stripped” securities (including both income only and principal only securities); and

•taxable municipal obligations and participations in municipal obligations.

With respect to its commodities-related investments, the Fund may invest in exchange traded funds or in other, similar investment vehicles that invest in commodities, and the Fund may invest in commodity-linked derivative instruments whose

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Summit Fund

value is based on the value of an underlying commodity or commodity index, such as commodity futures contracts, commodity forward contracts, and commodity options contracts. The Fund may also seek to obtain exposure to the investment returns of commodities markets by investing in equity and debt securities of companies that operate commodities-based businesses.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for equity and debt securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss or to change the portfolio’s average maturity, and the Fund may dispose of any of its investments if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, if Thornburg has a target price for the investment and that target price has been achieved, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund may also purchase or sell futures contracts or purchase or sell interest rate swaps or credit default swaps to hedge against a decline in the value of the Fund’s other investments, to obtain investment exposure to a particular asset class, or to establish a short position with respect to an investment.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Commodities-Related Investment Risk – Investments that expose the Fund to the commodities market, such as commodity-linked derivatives instruments or exchange traded funds or other investment vehicles that invest in commodities, may subject the Fund to greater volatility than investments in other securities. The value of a commodity-related investment may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, risks affecting derivatives when used to obtain commodities exposure, or factors affecting a particular industry or commodity.

Convertible Debt Obligation Risk – The market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. The inability of an issuer to pay principal and interest on its debt obligations when due, or the downgrading of an issuer’s debt obligations by ratings agencies, may adversely affect the market’s perceptions of the issuer’s financial strength and may therefore result in declines in the issuer’s stock price.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Summit Fund

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Depositary Receipts Risk – An investment in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) is an alternative to the purchase of the underlying securities in their national markets and/or currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated.

Derivatives Risk – The Fund’s investments in futures, interest rate swaps, and credit default swaps involve the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. The Fund’s investments in futures, interest rate swaps, and credit default swaps also involve the risk that the other party to the transaction will be unable or unwilling to perform its obligations to the Fund, that the Fund will be unable to sell or close its positions in such derivatives or will be delayed in doing so, and that the Fund will have difficulty valuing such derivatives.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Equity Risk – The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

Foreign Investment Risk – Investments in securities of foreign issuers and in depositary receipts may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Summit Fund

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Inflation Risk – Although the Fund seeks to generate capital appreciation and current income that exceeds the rate of inflation over a variety of different market environments, there is no guarantee that the Fund will be able to do so at all times. If at any time the rate of inflation exceeds Thornburg’s expectations, or if for other reasons the Fund’s portfolio is unsuccessful in producing a mix of capital appreciation and current income that exceeds the rate of inflation, the Fund may not achieve its goal.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. This effect is also typically more pronounced for zero coupon bonds and mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends, if any, may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries. Additionally, the market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced or the Fund may otherwise be unsuccessful in pursuing its investment goal if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments. Additionally, because the Fund has to accrue income on zero coupon bonds on a current basis even though the Fund does not receive the income from those bonds currently in cash, zero coupon bonds subject the Fund to the risk of having to generate cash from other sources (including through the sale of portfolio securities) in order to make required distributions of the income accrued from its investments in zero coupon bonds.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Real Estate Risk – The Fund’s investments in publicly traded real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Summit Fund

Small and Mid-Cap Company Risk – Investments in small capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulty in valuing or selling these investments.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in CMOs, CDOs and CLOS, involve risks associated with the underlying assets (e.g., the risks of default by mortgagors whose mortgages are included in a mortgage-backed security or CMO), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, prepayment and extension risk, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Zero Coupon Bonds and Stripped Securities Risk – Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security). Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. The Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Summit Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares of the Fund for each full year shown. The average annual total return figures compare Class A and Class I share performance to the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Summit Fund

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	7.58%	12/31/2023
Lowest Quarterly Results	-9.62%	6/30/2022

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	Since inception (1-26-22)
Return Before Taxes	14.88%	7.80%
Return After Taxes on Distributions	12.67%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares	9.32%	5.48%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.34%	11.67%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	8.17%	-1.12%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	16.60%	6.51%

Class I Shares	1 Year	5 Years	Since inception (03-01-19)
Return Before Taxes	20.53%	9.41%	12.21%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.34%	11.19%	12.58%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	8.17%	-2.15%	0.57%
Blended Index (reflects no deduction for fees, expenses, or taxes)	16.60%	5.79%	7.84%

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Summit Fund

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Neal BasuMullick, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2024.

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2024.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

MINIMUM INITIAL INVESTMENT	CLASS A	CLASS I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	$1,000
All Others	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Fund, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary

Ultra Short Income Fund

Investment Goal

The Fund seeks current income, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses	0.41%	0.29%
Total Annual Fund Operating Expenses	0.86%	0.54%
Fee Waiver/Expense Reimbursement(2)	(0.26)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.60%	0.35%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.60% and 0.35%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Ultra Short Income Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$285	$468	$666	$1,238
Class I Shares	$36	$154	$283	$659

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.28% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management Inc. (“Thornburg”) actively manages the Fund’s holdings in pursuing the Fund’s investment goal. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, or to otherwise respond to current market conditions.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the four highest ratings of S&P Global Ratings (AAA, AA, A, or BBB) or Moody’s Investors Services, Inc. (Aaa, Aa, A, or Baa) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund may purchase corporate debt, municipal securities, and short-term commercial paper and bankers’ acceptances, and the Fund may also purchase securities backed by an underlying pool of debt obligations, including mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and collateralized debt obligations (sometimes referred to collectively as “structured products”). The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential. The Fund may invest in debt obligations which are rated by S&P Global Ratings or Moody’s Investors Services, Inc. at the time of purchase as below investment grade (commonly referred to as “junk” or “high yield” bonds) or, if no credit rating is available, are judged to be of comparable quality by Thornburg, but such investments will be less than 20% of the Fund’s net assets under normal conditions.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than one half (0.5) of a year. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 0.5 would be expected to change in price by approximately 0.5% in response to a 1% change in interest rates. There is no limitation on the duration or maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection, and diversification.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Ultra Short Income Fund

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the U.S. government, and the securities of U.S. government agencies, instrumentalities and enterprises that may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by S&P Global Ratings. Ratings agencies may reduce the ratings of any securities in the future.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes, or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Ultra Short Income Fund

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation, even if other issuers or the overall economy are unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in collateralized mortgage obligations and collateralized debt obligations, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or collateralized mortgage obligation), and may also involve the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Ultra Short Income Fund

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Ultra Short Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	3.80%	6/30/2020
Lowest Quarterly Results	-1.66%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

Class A Shares	1 Year	5 YEARS	10 YEARS
Return Before Taxes	2.27%	2.69%	2.54%
Return After Taxes on Distributions	0.34%	1.17%	1.40%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	1.39%	1.45%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.30%	3.19%	2.21%

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Ultra Short Income Fund

Class I Shares	1 Year	5 YEARS	10 YEARS
Return Before Taxes	4.82%	3.35%	2.88%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.30%	3.19%	2.21%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2015.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	$1,000
All Others	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary

Limited Term U.S. Government Fund

Investment Goal

The primary goal of Limited Term U.S. Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.

As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class C2	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	0.50%(2)	0.65%(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I
Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	0.50%	0.65%	none
Other Expenses	0.43%	1.11%	2.50%	0.33%
Total Annual Fund Operating Expenses	1.05%	1.98%	3.52%	0.70%
Fee Waiver/Expense Reimbursement(3)	(0.13)%	(0.81)%	(2.20)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	1.17%	1.32%	0.67%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2 and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.92%, 1.17%, 1.32% and 0.67% respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$317	$539	$779	$1,467
Class C Shares	$169	$543	$993	$2,241
Class C2 Shares	$199	$875	$1,638	$3,646
Class I Shares	$68	$221	$387	$868

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$119	$543	$993	$2,241
Class C2 Shares	$134	$875	$1,638	$3,646

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.17% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Limited Term U.S. Government Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term U.S. Government Fund

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by S&P Global Ratings. Ratings agencies may reduce the ratings of any securities in the future.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage-backed securities and in CMOs, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or CMO), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term U.S. Government Fund

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	4.26%	9/30/2024
Lowest Quarterly Results	-3.63%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.02%	-0.02%	1.03%
Return After Taxes on Distributions	2.88%	-0.88%	0.27%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	-0.39%	0.45%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.69%	0.14%	0.88%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term U.S. Government Fund

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	5.54%	0.16%	0.14%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	-0.22%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	0.56%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.82%	0.74%	1.50%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2015.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class C2	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	N/A	$1000
All Others	$1,000	$1,000	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term U.S. Government Fund

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Limited Term Income Fund

Investment Goal

The primary goal of Limited Term Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital.

As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class C2	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	0.50%(2)	0.65%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class c2	Class I	Class R6
Management Fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees	0.25%	0.50%	0.65%	none	none
Other Expenses	0.20%	0.19%	0.52%	0.21%	0.15%
Total Annual Fund Operating Expenses	0.77%	1.01%	1.49%	0.53%	0.47%
Fee Waiver/Expense Reimbursement(3)	—	(0.02)%	(0.35)%	(0.04)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.77%	0.99%	1.14%	0.49%	0.42%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C, Class C2, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99%, 1.14%, 0.49%, and 0.42%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Income Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$302	$465	$643	$1,158
Class C Shares	$151	$320	$556	$1,234
Class C2 Shares	$181	$437	$780	$1,750
Class I Shares	$50	$166	$292	$661
Class R6 Shares	$43	$146	$258	$587

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$101	$320	$556	$1,234
Class C2 Shares	$116	$437	$780	$1,750

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.96% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets, plus the amount of any borrowings for investment purposes, in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest principal long term rating categories of S&P Global Ratings (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A), or the equivalent three highest short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by S&P, Baa by Moody’s, of the equivalent short term ratings of those ratings agencies, or, if no credit rating is available, judged to be of comparable quality as determined by Thornburg. The Fund may purchase corporate debt obligations, municipal securities, and commercial paper and bankers’ acceptances, and the Fund may also purchase securities backed by an underlying pool of debt obligations, including mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and collateralized debt obligations (sometimes referred to collectively as “structured products”). The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. As a result, the Fund also maintains a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s portfolio maturity and average effective duration may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by S&P Global Ratings. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations in which the Fund is permitted to invest may have, or may be perceived to have, greater risk of default and ratings downgrades.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Income Fund

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significant in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation, even if other issuers or the overall economy are unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in collateralized mortgage obligations and collateralized debt obligations, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or collateralized mortgage obligation), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 125 of the Prospectus.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2, Class I, and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/ Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	5.71%	6/30/2020
Lowest Quarterly Results	-3.89%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.37%	1.20%	2.57%
Return After Taxes on Distributions	2.76%	0.04%	1.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.56%	0.40%	1.49%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Income Fund

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.05%	1.42%	2.50%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	5.57%	1.18%	1.27%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	-0.22%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged(reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	1.00%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.01%	1.94%	3.03%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

CLASS r6 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (4-10-17)
Return Before Taxes	7.08%	2.00%	3.09%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.88%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged(reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.27%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2010.

Christian Hoffmann, cfa, a managing director and head of equities of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Income Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class C2	Class I	Class R6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary

Core Plus Bond Fund

Investment Goal

The Fund seeks to maximize total return, consistent with the long-term preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in this Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Management Fees	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	15.72%	2.12%	0.35%	4.88%
Total Annual Fund Operating Expenses	16.46%	3.61%	0.84%	5.37%
Fee Waiver/Expense Reimbursement(3)	(15.71)%	(2.11)%	(0.34)%	(4.87)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.75%	1.50%	0.50%	0.50%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I, and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.75%, 1.50%, 0.50%, and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Core Plus Bond Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 YEARS	10 YEARS
Class A Shares	$523	$3,436	$5,719	$9,496
Class C Shares	$253	$910	$1,689	$3,733
Class I Shares	$51	$234	$433	$1,006
Class R6 Shares	$51	$1,169	$2,279	$5,018

You would pay the following expenses if you did not redeem your class C shares:

	1 Year	3 Years	5 YEARS	10 YEARS
Class C Shares	$153	$910	$1,689	$3,733

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.74% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goal. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations. The Fund may invest up to 25% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations which, at the time of purchase, are rated by a nationally recognized statistical rating organization as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, are issued by obligors which Thornburg determines to have comparable below investment grade obligations outstanding or to be comparable to obligors with outstanding below investment grade obligations. The Fund may not, at the time of purchase, invest more than 25% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations denominated in non-U.S. currencies, but this limitation does not apply to debt obligations issued by foreign issuers and denominated in U.S. dollars. Additionally, the Fund may not, at the time of purchase, invest more than 15% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued by issuers in emerging markets, also known as developing countries.

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. The Fund will, however, generally seek to maintain a portfolio of investments with a dollar-weighted average duration that falls within two years of the dollar-weighted average duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 0.5 would be expected to change in price by approximately 0.5% in response to a 1% change in interest rates.

While the Fund may invest in debt obligations of any type, the Fund will invest principally in the following types of debt obligations:

•corporate debt obligations from domestic and foreign issuers of any market capitalization;

•obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities; and

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Core Plus Bond Fund

•mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities, or collateralized mortgage obligations, issued by agencies of the U.S. government or issued by private entities.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations.

The Fund may also invest in futures contracts, options, swaps, and forward contracts to hedge against the decline in the value of certain of the Fund’s investments, to manage portfolio duration, or to enhance the Fund’s investment returns.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  Because the Fund seeks to maximize total return while also preserving capital, the Fund may not always obtain the highest yields available.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high-quality money market fund. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher- rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants, or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Derivatives Risk – The Fund’s investments in futures contracts, options, swaps, forward contracts, and other derivative instruments involve the risks associated with the securities or other assets underlying those derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Core Plus Bond Fund

Emerging Markets Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in emerging markets, also known as developing countries, because the economies of those markets are usually less diversified, communications, transportation and economic infrastructures are less developed, and emerging markets ordinarily have less established legal, political, business and social frameworks. At times the prices of debt obligations of an issuer in an emerging market may be extremely volatile. An issuer in a developed country may be similarly affected by these emerging markets risks to the extent that the issuer conducts its business in emerging markets.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Core Plus Bond Fund

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Debt obligations of small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility, and possible difficulties in valuing or selling these investments.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in collateralized mortgage obligations, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or collateralized mortgage obligation), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 125.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Core Plus Bond Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Core Plus Bond Fund

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	5.06%	9/30/2024
Lowest Quarterly Results	-3.13%	12/31/2024

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	2.63%	5.10%
Return After Taxes on Distributions	0.66%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares	1.52%	3.02%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

CLASS C SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	5.64%	6.49%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

CLASS I SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	7.70%	7.57%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Core Plus Bond Fund

CLASS R6 SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	7.70%	7.56%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since its inception in 2023.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since its inception in 2023.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

MINIMUM INITIAL INVESTMENT	CLASS A	CLASS C	CLASS I	Class R6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Fund, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Strategic Income Fund

Investment Goal

The Fund’s primary investment goal is to seek a high level of current income.

The Fund’s secondary investment goal is some long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.24%	0.21%	0.20%	0.15%
Total Annual Fund Operating Expenses	1.02%	1.74%	0.73%	0.68%
Fee Waiver/Expense Reimbursement(3)	—	—	(0.13)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.02%	1.74%	0.60%	0.53%
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.60% and 0.53%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Income Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$549	$760	$988	$1,642
Class C Shares	$277	$548	$944	$2,052
Class I Shares	$61	$220	$393	$894
Class R6 Shares	$54	$202	$364	$832

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$177	$548	$944	$2,052

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.03% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

•bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•mortgage-backed securities and other asset-backed securities, including commercial mortgage-backed securities

•convertible debt obligations

•obligations issued by foreign governments (including developing countries)

•collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”)

•obligations of the U.S. government and its agencies and sponsored enterprises

•structured notes

•zero coupon bonds and “stripped” securities

•taxable municipal obligations and participations in municipal obligations

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and analysis of specific issuers.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Convertible Debt Obligation Risk – The market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher- rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” below) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Foreign Currency Risk – Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

Foreign Government Obligations Risk – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development. The Fund’s investments in these foreign debt obligations may be denominated

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Income Fund

in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and they may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for the Fund’s investments in debt obligations issued by developing countries.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Prepayment and Extension Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in collateralized mortgage obligations and collateralized debt obligations, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or collateralized mortgage obligation), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

U.S. Government Obligations Risk – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having relatively less risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Zero Coupon Bonds and Stripped Securities Risk – Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security). Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. The Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class A shares in the one full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Income Fund

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	7.98%	6/30/2020
Lowest Quarterly Results	-5.71%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.29%	1.86%	3.83%
Return After Taxes on Distributions	0.37%	0.16%	2.27%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	0.66%	2.25%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.47%	2.07%	3.58%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Income Fund

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.56%	3.20%	4.71%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS R6 SHARES	1 YEAR	5 YEARS	Since Inception (4-10-17)
Return Before Taxes	7.72%	3.28%	4.34%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.88%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.19%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lon Erickson, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2015.

Ali Hassan, cfa, frm, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2018.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I	Class R6
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000	N/A
All Others	$1,000	$1,000	$2,500,000	N/A

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Income Fund

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Short Duration Municipal Fund

Investment Goal

The Fund seeks current income exempt from federal income tax, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses	0.65%	0.24%
Total Annual Fund Operating Expenses	1.25%	0.64%
Fee Waiver/Expense Reimbursement(2)	(0.55)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	0.50%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Short Duration Municipal Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$295	$559	$844	$1,655
Class I Shares	$51	$191	$343	$785

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.60% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 3 would be expected to change in price by approximately 3% in response to a 1% change in interest rates. During temporary periods the Fund’s average duration and average portfolio maturity may be further reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Short Duration Municipal Fund

investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower rated and unrated municipal obligations, the value of which may fluctuate more significant in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Short Duration Municipal Fund

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Short Duration Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	2.46%	12/31/2023
Lowest Quarterly Results	-2.50%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.23%	0.87%	0.96%
Return After Taxes on Distributions	1.23%	0.87%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	1.97%	1.12%	1.06%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.76%	1.59%	1.60%

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Short Duration Municipal Fund

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.74%	1.54%	1.32%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.76%	1.59%	1.60%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Craig Mauermann, ChFC, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	$1,000
All Others	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes and. Aany capital gains distributions generally are subject to federal and state income tax, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Short Duration Municipal Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Limited Term Municipal Fund

Investment Goal

The primary investment goal of Limited Term Municipal Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class c2	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	0.50%(2)	0.65%(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	class c2	Class I
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	0.50%	0.65%	none
Other Expenses	0.18%	0.23%	0.84%	0.18%
Total Annual Fund Operating Expenses	0.78%	1.08%	1.84%	0.53%
Fee Waiver/Expense Reimbursement(3)	—	—	(0.52)%	—
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.78%	1.08%	1.32%	0.53%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C2 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.32%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Municipal Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$303	$469	$649	$1,169
Class C Shares	$160	$343	$595	$1,317
Class C2 Shares	$199	$528	$947	$2,116
Class I Shares	$54	$170	$296	$665

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$110	$343	$595	$1,317
Class C2 Shares	$134	$528	$947	$2,116

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.04% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Municipal Fund

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower- rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower- rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Municipal Fund

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	4.61%	12/31/2023
Lowest Quarterly Results	-4.32%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Limited Term Municipal Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.23%	0.45%	1.22%
Return After Taxes on Distributions	2.24%	0.45%	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	2.64%	0.88%	1.39%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.99%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.77%	0.65%	1.11%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.99%

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.46%	0.41%	0.48%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	1.18%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.39%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.85%	1.15%	1.63%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.99%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Craig Mauermann, ChFC, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Limited Term Municipal Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class C2	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	N/A	$1,000
All Others	$1,000	$1,000	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes and. Aany capital gains distributions generally are subject to federal and state income tax, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Intermediate Municipal Fund

Investment Goal

The primary investment goal of Intermediate Municipal Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class C2	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	0.60%(2)	0.65%(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I
Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	0.60%	0.65%	0.00%
Other Expenses	0.20%	0.35%	1.06%	0.19%
Total Annual Fund Operating Expenses	0.92%	1.42%	2.18%	0.66%
Fee Waiver/Expense Reimbursement(3)	(0.19)%	(0.34)%	(1.05)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.73%	1.08%	1.13%	0.48%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2, and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.73%, 1.08%, 1.13%, and 0.48%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Intermediate Municipal Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$273	$469	$681	$1,292
Class C Shares	$170	$416	$744	$1,673
Class C2 Shares	$180	$581	$1,073	$2,431
Class I Shares	$49	$193	$350	$805

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$110	$416	$744	$1,673
Class C2 Shares	$115	$581	$1,073	$2,431

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.42% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally three to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Intermediate Municipal Fund

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower- rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Intermediate Municipal Fund

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	5.69%	12/31/2023
Lowest Quarterly Results	-5.27%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Intermediate Municipal Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.58%	0.81%	1.70%
Return After Taxes on Distributions	2.58%	0.81%	1.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.02%	1.29%	1.90%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	2.34%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.63%	0.84%	1.54%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	2.34%

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.58%	0.84%	1.04%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	1.18%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	1.37%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.94%	1.46%	2.16%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	2.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Intermediate Municipal Fund

Craig Mauermann, ChFC, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class C2	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	N/A	$1,000
All Others	$1,000	$1,000	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes and. Aany capital gains distributions generally are subject to federal and state income tax, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

Strategic Municipal Income Fund

Investment Goal

The Fund seeks a high level of current income exempt from federal individual income tax.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	0.60%(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.60%	none
Other Expenses	0.23%	0.77%	0.24%
Total Annual Fund Operating Expenses	1.23%	2.12%	0.99%
Fee Waiver/Expense Reimbursement(3)	(0.48)%	(1.02)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.75%	1.10%	0.50%
(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.75%, 1.10%, and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Municipal Income Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$275	$536	$817	$1,617
Class C Shares	$172	$565	$1,045	$2,371
Class I Shares	$51	$266	$499	$1,168

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$112	$565	$1,045	$2,371

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.01% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Municipal Income Fund

opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations the income from which is exempt from the regular federal income tax, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher- rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations (including particularly “junk” or “high yield” bonds) may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Municipal Income Fund

in lower-rated and unrated municipal obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. This index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	6.46%	12/31/2023
Lowest Quarterly Results	-5.52%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary Strategic Municipal Income Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.91%	0.62%	1.67%
Return After Taxes on Distributions	1.91%	0.62%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	1.14%	1.89%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.93%	0.56%	1.41%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.24%	1.25%	2.11%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Craig Mauermann, ChFC, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary Strategic Municipal Income Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000
All Others	$1,000	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes and. Aany capital gains distributions generally are subject to federal and state income tax, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

California Limited Term Municipal Fund

Investment Goal

The primary investment goal of California Limited Term Municipal Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class C2	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	0.50%(2)	0.65%(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class I
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.50%	0.65%	none
Other Expenses	0.21%	1.33%	0.77%	0.23%
Total Annual Fund Operating Expenses	0.96%	2.33%	1.92%	0.73%
Fee Waiver/Expense Reimbursement(3)	(0.22)%	(1.34)%	(0.78)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.74%	0.99%	1.14%	0.49%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
(3)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2, and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.74%, 0.99%, 1.14%, and 0.49%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary California Limited Term Municipal Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$299	$503	$723	$1,357
Class C Shares	$151	$599	$1,123	$2,563
Class C2 Shares	$181	$527	$964	$2,180
Class I Shares	$50	$209	$382	$884

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$101	$599	$1,123	$2,563
Class C2 Shares	$116	$527	$964	$2,180

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.53% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally no more than five years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 5 would be expected to change in price by approximately 5% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary California Limited Term Municipal Fund

duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in California, the income from which is exempt from regular federal or California income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower- rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower- rated and unrated municipal obligations, the value of which may fluctuate more significant in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary California Limited Term Municipal Fund

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Single State Risk – Because the Fund invests primarily in obligations originating in California, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. Budgetary concerns, decreased revenues, and adverse conditions significant to a sector of the state, municipalities within the state, or local economies may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the California Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	4.30%	12/31/2023
Lowest Quarterly Results	-3.99%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary California Limited Term Municipal Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.34%	0.54%	1.01%
Return After Taxes on Distributions	2.34%	0.54%	1.01%
Return After Taxes on Distributions and Sale of Fund Shares	2.61%	0.91%	1.18%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.85%	0.72%	0.89%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.71%	0.72%	0.75%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	1.18%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.00%	1.25%	1.44%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Craig Mauermann, ChFC, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary California Limited Term Municipal Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class C	Class C2	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	N/A	$1,000
All Others	$1,000	$1,000	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes and. Aany capital gains distributions generally are subject to federal and state income tax, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

New Mexico Intermediate Municipal Fund

Investment Goal

The primary investment goal of New Mexico Intermediate Municipal Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class D	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class D	Class I
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.34%	0.44%	0.28%
Total Annual Fund Operating Expenses	1.09%	1.44%	0.78%
Fee Waiver/Expense Reimbursement(2)	(0.17)%	(0.27)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	1.17%	0.67%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class D and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.92%, 1.17% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary New Mexico Intermediate Municipal Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$292	$523	$773	$1,487
Class D Shares	$119	$429	$761	$1,701
Class I Shares	$68	$238	$422	$956

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.59% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally three to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary New Mexico Intermediate Municipal Fund

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in New Mexico, the income from which is exempt from regular federal or New Mexico income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower- rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower- rated and unrated municipal obligations, the value of which may fluctuate more significant in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary New Mexico Intermediate Municipal Fund

Single State Risk – Because the Fund invests primarily in obligations originating in New Mexico, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. Budgetary concerns, decreased revenues, and adverse conditions significant to a sector of the state, municipalities within the state, or local economies may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the New Mexico Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	5.24%	12/31/2023
Lowest Quarterly Results	-4.97%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary New Mexico Intermediate Municipal Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.99%	0.01%	1.09%
Return After Taxes on Distributions	1.99%	0.01%	1.09%
Return After Taxes on Distributions and Sale of Fund Shares	2.37%	0.49%	1.33%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS D SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.81%	0.17%	1.05%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.32%	0.72%	1.62%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Craig Mauermann, ChFC, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary New Mexico Intermediate Municipal Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class D	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	N/A	$1,000
All Others	$1,000	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes and. Aany capital gains distributions generally are subject to federal and state income tax, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary

New York Intermediate Municipal Fund

Investment Goal

The primary investment goal of New York Intermediate Municipal Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital.

The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.72%	0.70%
Total Annual Fund Operating Expenses	1.47%	1.20%
Fee Waiver/Expense Reimbursement(2)	(0.55)%	(0.53)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	0.67%
(1)	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2)	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.92% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary New York Intermediate Municipal Fund

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$292	$603	$935	$1,876
Class I Shares	$68	$328	$609	$1,408

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.75% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests primarily in obligations and participations in obligations which are rated by a nationally recognized statistical rating organization at the time of purchase as investment grade or, if unrated, are issued by obligors which Thornburg determines have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. The Fund may invest up to 20 percent of its net assets, plus the amount of any borrowings for investment purposes, in lower-quality municipal debt obligations rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which Thornburg determines have comparable below investment grade municipal obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

The Fund seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally three to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 10 would be expected to change in price by approximately 10% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.  The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary New York Intermediate Municipal Fund

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal obligations originating in New York, the income from which is exempt from regular federal or New York income taxes, though the income on those investments may still be subject to the federal alternative minimum tax (“AMT”). Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. The risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. The relative significance of each risk below may change over time.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. For example, municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental agencies or issuers to discontinue payments to the Fund under the municipal leases.

Cybersecurity and Operational Risk – Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower- rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower- rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, legal, and technological developments, and developments affecting specific issuers.

Non-diversification Risk – The Fund is a non-diversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary New York Intermediate Municipal Fund

Redemption Risk – If a significant percentage of the Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity.

Single State Risk – Because the Fund invests primarily in obligations originating in New York, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. Budgetary concerns, decreased revenues, and adverse conditions significant to a sector of the state, municipalities within the state, or local economies may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Tax Risk – The income on the Fund’s municipal obligations could become subject to federal income or state income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities. All or a portion of the Fund’s distributions that are exempt from regular federal income tax may nevertheless be taken into account for purposes of the federal AMT and state income tax.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears beginning on page 125 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the New York Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	5.30%	12/31/2023
Lowest Quarterly Results	-4.83%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Fund Summary New York Intermediate Municipal Fund

Average Annual Total Returns

(periods ended 12-31-25)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.79%	0.38%	1.17%
Return After Taxes on Distributions	1.79%	0.38%	1.17%
Return After Taxes on Distributions and Sale of Fund Shares	2.31%	0.84%	1.43%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.17%	1.11%	1.70%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

David Ashley, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2020.

Craig Mauermann, ChFC, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Fund Summary New York Intermediate Municipal Fund

Purchase and Sale of Fund Shares

The minimum amounts for an initial investment in Fund shares are shown below. The Funds do not impose any minimums on subsequent investments. If you purchase your shares through a financial intermediary, however, the intermediary may impose its own minimum investment requirements on initial or subsequent purchases. The minimums shown below may also be reduced or waived by the Funds under certain circumstances.

Minimum Initial Investment	Class A	Class I
Investors Purchasing through a Fee-Based Account with a Financial Intermediary	N/A	$1,000
All Others	$1,000	$2,500,000

The Fund’s shares are redeemable on any business day. If you hold your Fund shares through a financial intermediary, you should contact your intermediary to redeem shares. If you hold your shares directly with the Funds, you may redeem shares at any time by mail (c/o the Fund’s Transfer Agent, SS&C GIDS, Inc., at P.O. Box 219017, Kansas City, Missouri 64121-9017), online (by logging into your account at Thornburg.com), or by telephone (1-800-847-0200).

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes and. Aany capital gains distributions generally are subject to federal and state income tax, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Investment strategies which are described below but are not identified as a principal investment strategy for a Fund at the beginning of the Prospectus are not currently considered to be principal investment strategies of the Fund. Investors should note, however, that a Fund’s investment profile will vary over time. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks is available in the Statement of Additional Information (“SAI”). The SAI also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

Fund Investment Goals

The investment goals for each Fund are stated above in each Fund Summary. Unless otherwise specified, investment goals stated in each Fund Summary are fundamental policies of the relevant Fund, and may not be changed without the approval of that Fund’s shareholders. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

Principal Investment Strategies

A “principal investment strategy” of a Fund is a strategy which Thornburg anticipates may be important in pursuing the Fund’s investment objectives, and which Thornburg anticipates may have a significant effect on its performance. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. Information about those specific investment limitations is described for each Fund under the caption “Principal Investment Strategies” in the first part of this Prospectus or in the “Investment Limitations” section of the SAI. For purposes of any such limitation, the term “assets” means net assets of the Fund plus the amount of borrowings for investment purposes. In determining whether an investment will be consistent with a specific percentage limitation, the Fund generally determines the value of its assets immediately after, and as a result of, the Fund’s acquisition of that investment. In addition, for those Funds that are required to invest at least 80% of their assets in particular types of investments, the Fund will review its portfolio at least quarterly to confirm that it remains in compliance with that 80% policy, and if the Fund determines that it is out of compliance with its 80% policy, it will take steps to remedy that noncompliance within the time periods required by applicable rules under the Investment Company Act of 1940 (the “1940 Act”).

Investing in Stocks and Other Equity Securities

Equity securities include common stocks, preferred stocks, convertible securities, warrants, sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), partnership interests (including interests in master limited partnerships, private equity firms, and other public and private issuers organized as partnerships), shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities. See also “Investing in Other Investment Companies,” below.

As described in the “Fund Summary” portions of this Prospectus, when the International Equity Fund, Better World International Fund, International Growth Fund, and Developing World Fund invest in an equity security, Thornburg typically categorizes that security in one of the following categories: Basic Value, Consistent Earner, Emerging Franchise, Growth Industry Leader, Consistent Grower or Emerging Growth. The issuers of securities categorized by Thornburg as Basic Value generally operate in industries deemed to be mature as they are older, larger industries with slowing rates of growth, or in industries considered cyclical because their performance is generally correlated to economic business cycles. The stock prices of Basic Value

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

securities also tend to be more sensitive to changes in outside factors such as interest rates or inflation, and may exhibit higher volatility in earnings and cash flow versus securities categorized in the other two categories. The issuers of securities categorized by Thornburg as Consistent Earner typically exhibit one or more of the following characteristics: predictable growth; predictable profitability; predictable cash flow; or predictable levels of dividends. Consistent Earner securities also tend to operate in relatively stable industries, and their stock prices tend to be less sensitive to changes in outside factors such as changed in interest rates or inflation. The issuers of securities categorized by Thornburg as Emerging Franchises may operate in industries which are newer or less established that issuers in the other two categories, or may offer a product or service that is relatively new for the industry in which the issuer operates, or for which fewer competing products or services exists. Because they operate in newer industries or are positioned competitively relative to their peers, the issuers of Emerging Franchises securities have the potential to grow at an above average rate through increases in revenues, profits, or cash flows faster than the other categories of issuers. There is no limitation on the percentage of the Fund’s assets which shall be invested in equity securities within each of those categories, and the allocation of the Fund’s assets across those three categories is expected to vary over time. The issuers of securities categorized by Thornburg as Growth Industry Leader generally often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established. The issuers of securities categorized by Thornburg as Consistent Grower generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets. The issuers of securities categorized by Thornburg as Emerging Growth often address a new market or carve out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

•General Risks of Equity Securities – Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods, and could fluctuate significantly over longer periods, in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund’s assets grow, the impact of that Fund’s investments in IPOs on the performance of the Fund may decline.

•Market and Economic Risks Affecting Equity Securities – Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which a Fund has invested, even if the businesses of those companies are not adversely affected. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth through monetary policies including reduced or increased interest rates, may at times affect the prices of a range of financial assets, which could negatively impact Fund performance. In recent years, the U.S. Federal Reserve has reversed many of its monetary policies, and other central banks could in the future take similar steps. In recent years the U.S. Federal Reserve has increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

All countries are vulnerable economically to the impact of a public health crisis caused by outbreaks of disease, such as COVID-19. Such crises may depress consumer demand, disrupt supply chains, slow economic growth, and potentially lead to market closures, travel restrictions, government-imposed shutdowns, and quarantines, all of which could adversely affect the economies of many of the markets in which the Funds invest, and which could in turn lead to declines in the value of the Funds’ investments or decrease the liquidity of those investments.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Russia’s ongoing military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets.

•Risks Affecting Specific Companies – Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

•Risks of Investing in Small and Mid-Cap Companies – Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Small-capitalization and mid-capitalization companies may have risks resulting from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets or financial resources, greater vulnerability to competition and market risks and fluctuations, more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

•Growth Company Risk – Growth company stocks may trade at higher multiples of current earnings than other equity securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile, especially during periods of economic uncertainty. Because the prices of many growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns, and their stock prices may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, the value of growth company stocks held by the Fund may decline when the market does not recognize their growth potential or value, investor demand for such stocks decreases, there is deceleration in the expected growth rate of the companies, or Thornburg’s judgment as to the growth potential or value of a growth company stock proves to be wrong. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

•Biotechnology Company Risk – The success of biotechnology companies in which the Funds may invest may be highly dependent on the development, procurement and/or marketing of drugs. Biotechnology companies may face intense competition and may incur significant costs in researching, developing or procuring new drugs, products or technologies and the related intellectual property rights. The results of such research and expenditures are unpredictable and may not necessarily lead to commercially successful products, or may lead to products that rapidly become obsolete, resulting in a complete loss on the company’s investments. Biotechnology companies may also be subject to expenses and losses from insurance costs due to the risk of product liability lawsuits. Biotechnology companies’ finances may depend on the development, protection and exploitation of intellectual property rights and other proprietary information and may be adversely affected by the loss or impairment of, or the inability to enforce, such intellectual property rights. In addition, changes in government regulations and restrictions may delay or inhibit the release of new biotechnology products, and there can be no assurance that the necessary approvals will be obtained or maintained. Also, biotechnology companies may be more reliant on capital markets to invest in and support their business operations. Biotechnology companies’ valuations, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market, particularly if their products are subject to regulatory approval and/or under regulatory scrutiny.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

•Information Technology Securities Risk – Because the information technology sector is often subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, and developments in emerging wireless transmission technologies, the stock prices of companies in the sector may be more volatile than the overall market. Compared to companies in other sectors, information technology companies may also face more intense competition, be more dependent on consumer and business acceptance and compatibility with other products as new technologies evolve and older products become obsolete, and may be more heavily dependent on intellectual property rights, the impairment or inability to enforce those rights, and regulatory approval for protection of patents. These factors are likely to be even more significant for smaller, less-seasoned information technology companies, which may have more limited personnel, financial resources, and product lines.

•Risks of Investing in Depositary Receipts – ADRs, EDRs, and GDRs are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs, or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated (see “Investing in Foreign Securities and Debt Obligations; Foreign Currency Risks” below).

Certain depositary receipts in which a Fund may invest are unsponsored, meaning that the depositary receipt is created and issued without the participation of the foreign issuer whose stock underlies the depositary receipt. The financial institution that issues an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights, and accordingly the holder of an unsponsored depositary receipt may not have as much current information concerning the foreign issuer as the holder of sponsored depositary receipt. In the case of the Thornburg Developing World Fund, investments in depositary receipts evidencing ownership in shares of a developing country issuer will be deemed to be an investment in that developing country issuer for purposes of the Fund’s investment policies and restrictions.

•Risks of Investing in Publicly Traded Real Estate Investment Trusts (“REITs”) – Publicly traded REITs are pooled investment vehicles in which ownership interests are publicly traded, and which invest in real estate or real estate-related companies. Types of publicly traded REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the 1940 Act.

•Limited Number of Portfolio Holdings – Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, and Investment Income Builder Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if Thornburg believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a rate of interest, and must repay the amount borrowed at maturity. Some debt obligations have interest rates that are fixed over the life of the obligation. Other debt obligations, commonly referred to as “floating rate” obligations, have interest rates that reset

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

periodically prior to maturity based on a specific index or reference rate, such as the Secured Overnight Financing Rate. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in Municipal Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Asset-Backed Securities,” and “Investing in Structured Products.”

•General Risks of Investing in Debt Obligations – Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risks, market risks, interest rate risks and prepayment and extension risks. These risks are summarized below. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in Municipal Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Asset-Backed Securities,” and “Investing in Structured Products.”

•Credit and Specific Issuer Risks – Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons or entities such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. Debt obligations are often rated as to credit quality by one or more nationally recognized statistical rating organizations (“NRSROs”). NRSROs are ratings agencies that have been registered with the Securities and Exchange Commission and are generally accepted in the financial markets as recognized providers of credible and reliable credit ratings. The most common ratings agencies are Moody’s Investors Service (“Moody’s”), S&P Global Ratings (“S&P”), Fitch Ratings Inc. (“Fitch”), and Kroll Bond Rating Agency (“Kroll”). Each NRSRO uses its own rating classification system to assess the credit rating assigned to a debt obligation, but in general for each NRSRO, a debt obligation rated within one of the NRSRO’s four highest grades is considered by that NRSRO to be “investment grade,” and a debt obligation rated below those four highest grades is considered by the NRSRO to be “below investment grade.” The credit risk of a below investment grade obligation is generally more pronounced than the credit risk of an investment grade obligation. See “Risks Affecting Lower Quality Debt Securities,” below. Even among investment grade obligations, however, credit risks may vary, and an obligation rated in one of the lower grades within the investment grade category is generally seen as having more speculative characteristics than a higher-rated investment grade obligation and may be more vulnerable to adverse economic conditions. Changes in the rating assigned to a particular debt obligation by a NRSRO may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a NRSRO do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

Some debt obligations may also not be rated by an NRSRO, and in those cases Thornburg determines whether the obligation is investment grade or below investment grade. In making such a determination, Thornburg compares the referenced debt obligation to other debt obligations that were issued by the same or similar issuers as the referenced obligation, that are currently outstanding, and that were rated by an NRSRO.

As described in the first part of this Prospectus, certain Funds are prohibited from investing in debt obligations that are at or below a specified credit rating, and certain Funds have a policy of investing all or a specified percentage of their net assets in debt obligations that, at the time of purchase, are rated below investment grade or, if unrated, are judged by Thornburg to be of comparable quality to an obligation that is rated below investment grade. While the balance of a Fund’s investments would under normal circumstances be comprised of investment grade debt obligations, the determination of a debt obligation’s credit rating is applied at the time that the Fund purchases the debt obligation. A Fund is not prohibited from continuing to hold a debt obligation whose rating is reduced after the Fund’s purchase, including debt obligations whose ratings are reduced to below investment grade, even if continuing to hold such an

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

obligation would cause the total percentage of the Fund’s net assets invested in below investment grade obligations to exceed a specified percentage of the its assets. If a debt obligation’s rating is reduced, the obligation may decline in value. See also “Risks Affecting Lower Quality Debt Securities,” below.

•Interest Rate Risk Affecting Debt Obligations – The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse effect on a Fund’s share value when it holds intermediate or longer maturity obligations. Additionally, investments in floating rate obligations include the risk that the obligation’s interest rate may reset to a lower level of interest during the period of a Fund’s investment.

•Prepayment and Extension Risk Affecting Certain Debt Obligations – Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

•Risks of Investing in Debt Obligations of Small and Mid-Cap Companies – Smaller, less seasoned companies are subject to generally higher investment risks. Small-capitalization and mid-capitalization companies may have risks resulting from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets or financial resources, greater vulnerability to competition and market risks and fluctuations, more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies. As a result of those characteristics, small- and mid-capitalization companies may perform poorly during times of economic stress, and debt obligations issued by such companies may be subject to higher risk that the issuer is unable to meet principal and interest payments on its obligations.

•Market, Economic, and Liquidity Risks Affecting Debt Obligations – In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold. Additionally, changes in monetary policy adopted by the U.S. Federal Reserve or other central banks may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

•Risks Affecting Lower Quality Debt Securities – A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. As described above under the caption “Credit and Specific Issuer Risks,” credit ratings are often determined by rating organizations such as Moody’s, S&P, Fitch, and Kroll. Debt obligations which are rated below the four highest grades by a NRSRO are considered by that NRSRO to be “below investment grade.” Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

•Additional Risks Affecting Convertible Debt Obligations – Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

•Additional Risks Affecting Zero Coupon Bonds and Stripped Securities – Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Investing in Foreign Equity Securities and Debt Obligations

Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

•Identifying Foreign Investments – Investments are considered “foreign” or having been made “outside the United States” if at the time the investment is made by a Fund the issuer of the investment is domiciled outside the United States, or the issuer is determined by Thornburg to be tied economically to a country other than the United States. Thornburg considers the following material factors in determining if an investment is tied economically to one or more countries other than the United States: (i) whether the issuer is included in a benchmark index intended to measure the performance of markets outside the United States (e.g., the MSCI All Country World ex USA Index); (ii) whether the issuer is organized or headquartered in a non-United States country or maintains most of its assets in one or more such countries; (iii) whether the issuer’s equity securities are traded principally on a stock exchange of a non-U.S. country; or (iv) whether the issuer derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more non-U.S. countries. In addition, the application of these factors is inevitably complex and not precise in certain respects, companies may be economically tied to a number of countries (including the United States), and different persons may evaluate these factors differently and reach different conclusions as to whether or not a given issuer or its securities would be considered foreign or tied economically to countries other than the United States. See also “Developing Country Risk” below for a discussion of factors that Thornburg considers in determining if an investment by the Fund is an investment in a developing country.

•General Risks Affecting Foreign Investments – Foreign investments may be subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

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•Foreign Currency Risks – Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. Thornburg may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund. Furthermore, any hedging strategy that Thornburg pursues, such as the use of currency forward contracts, may involve additional risks. See “Investing with Derivatives,” below.

•Developing Country Risks – As noted in the “Fund Summary” portions of this Prospectus, certain Funds may invest all or a specified percentage of their net assets developing countries, also known as emerging market countries. For this purpose, Thornburg considers the following material factors in determining if an investment by a Fund is an investment in a developing country: (i) whether the issuer is included in the MSCI Emerging Markets Index; (ii) whether the issuer is organized or headquartered in a developing country or maintains most of its assets in one or more such countries; (iii) whether the issuer’s equity securities are traded principally on a stock exchange of a developing country; or (iv) whether the issuer derives, or is expected to derive, a majority of its profits, revenues, sales, or income from one or more developing countries. Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that may be politically unstable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other significant risks to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which a Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

•Risks of Obligations Issued by Foreign Governments – Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

•Risks Affecting Specific Countries or Regions – From time to time, a significant portion of the assets of Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, and Investment Income Builder Fund may be invested in issuers that are economically exposed to one country or region. In that event, the Fund’s share value may be more susceptible to conditions and developments in that country or region and potentially more volatile than the share value of a more geographically diversified fund. In certain cases, investors

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in issuers from such countries or regions may not have the same transparency into the accounting and governance standards of those issuers as they may have for companies located in the U.S., and as a result it may be more difficult to identify fraudulent practices that may adversely affect a company’s share price. The nature and degree of the risks affecting a given country or region, and the extent of a Fund’s exposure to any such country or region, is expected to vary over time. Fund shareholders can find more information about the countries in which each Fund is invested and the percentage of each Fund’s investment in such countries in the most recent annual and semi-annual reports to shareholders.

Investing in Municipal Obligations

Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

•General Risks Affecting Municipal Obligations – Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment and extension risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

•Certain Tax Risks – Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates rise. Additional aspects of the tax treatment of municipal obligations held by a mutual fund are summarized in this Prospectus under the caption “Taxes.”

•Risks of Changes in the Law – Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

•Loss of Insurance or Downgrade of Insurer’s Credit Rating – Certain municipal obligations in which Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s or S&P, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

•Risks of Investment in Municipal Leases – Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

•Additional Risks of Investing in a Single-State Fund – Because each of California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund and New York Intermediate Municipal Fund invests principally in municipal obligations originating in a single state, the value of the Fund’s shares may be more sensitive to adverse economic or political developments in that state. For additional information respecting the economies of California, New Mexico and New York, and the risks that may affect municipal obligations originating in those states, see the SAI.

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Investing in U.S. Government Obligations

United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

•General Risks of Investing in U.S. Government Obligations – U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

•Risks of Investing in Agency Obligations – U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments

Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

•Risks Affecting Mortgage-Backed Securities – Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and extension, and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and the Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Subprime mortgages, those securities with limited credit support, or those securities with no legally required support from the U.S. government are more likely to default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.”

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Mortgage-backed securities may be issued by non-governmental issuers such as banks or other financial institutions. Such mortgage-backed securities are often supported by insurance or a guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly. Furthermore, such mortgage-backed securities may be harder to value and less liquid than mortgage-backed securities issued by a government or government agency.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Products,” below, for further discussion of these instruments.

Investing in Asset-Backed Securities

Asset-backed securities also may represent interests in pools of assets other than real estate mortgages. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

•Risks of Asset-Backed Securities – As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities, held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk, and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Furthermore, as with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

Asset-backed securities are typically issued by non-governmental issuers such as banks or other financial institutions. Such asset-backed securities are often supported by insurance or a guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of assets may fail to make distribution payments to investors or otherwise perform poorly. Furthermore, the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, and asset-backed securities may therefore present greater credit risks than mortgage-backed securities.

Investing in Structured Products

Structured products are securities backed by, or that represent interests in, an underlying pool of debt obligations. Structured products include mortgage-backed and asset-backed securities, as described above, and also include investments in collateralized debt obligations (“CDOs”), which is a category of products that includes collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). Interests in certain structured products are issued to investors by a trust or other special purpose entity that has been organized to hold the underlying pool of obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) and/or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured products may be backed by so-called “subprime” mortgages.

CDOs are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

•Risks of Structured Products – All structured products entail the same risks associated with an investment in the underlying debt obligations, including credit risk, interest-rate risk, market and liquidity risks, prepayment and extension risk, and management risk. Additionally, an investment in this type of product entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments,

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default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured products may also be less liquid than for other debt obligations, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. This may be especially true for structured products backed by less creditworthy assets, such as a CMO or REMIC backed primarily by subprime mortgages, a CLO backed primarily by investment grade loans, or a CMO backed primarily by below investment grade bonds. The pool of assets that backs a structured product is typically owned by a special purpose vehicle, such as a trust, and investors in structured products also face the risk that the trustee or other manager of that special purpose vehicle will fail in its management responsibilities, which may in turn delay or disrupt the payment of distributions to the investors in the structured product. Finally, certain structured products may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks (see “Investing with Derivatives,” below).

Investing with Derivatives

Derivative instruments or derivative transactions are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates, and which involve a future payment obligation. Some examples of current forms of derivative instruments include futures contracts, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail), and short sale borrowing. Reverse repurchase agreements and similar financing transactions, may also be treated by a Fund as a derivative transaction. Under a derivative instrument or transaction, a Fund may be required to make a payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination of the instrument, whether as margin or settlement payment or otherwise. A Fund may exclude from treating as a derivative certain currency or interest rate derivatives, such as currency forwards, that are not used for investment purposes but are instead used to hedge currency or interest rate risks and do not exceed exposure limits. The Summit Fund may invest in futures, interest rate swaps, and credit default swaps as a principal investment strategy, and the Summit Fund or any of the other Funds may invest as a non-principal investment strategy in those derivatives or in any of the other types of derivative instruments identified above if such investments are consistent with the Fund’s investment limitations, and if Thornburg believes that such investments may assist the Fund in pursuing its investment goals. See the SAI for additional detail respecting the various derivative instruments that each Fund may utilize.

•Risks of Investing with Derivatives – The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security or other asset at a future date at a specified price. Changes in the value of the underlying asset between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the asset may cause the Fund to have to purchase the asset at a price which is greater than, or to sell the asset at a price which is lower than, the asset’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.

The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to increased risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or

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otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

Investing in Other Investment Companies

Subject to percentage limitations imposed by the 1940 Act, and provided such investments are otherwise consistent with the Fund’s investment strategies and limitations, a Fund may invest from time to time in shares of other investment companies, including other open-end mutual funds, closed-end mutual funds, business development companies, and exchange traded funds. Shares in another investment company which are held by a Fund would be subject to the same risks that affect the underlying investments of that other investment company. In addition, because each investment company incurs its own operating expenses, a Fund which invests in another investment company indirectly bears the expenses of that investment company. Those underlying expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Each Fund except Limited Term U.S. Government Fund, Limited Term Municipal Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, and Intermediate Municipal Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund, but generally invests in short-term obligations which are determined by Thornburg to be of high quality, with the objective of seeking current income consistent with liquidity management and safety of capital. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund, as described in the preceding paragraph.

Temporary Defensive Positions

For temporary defensive purposes, including when Thornburg determines it is necessary to meet the liquidity needs of the Fund, each Fund may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Because such short-term securities tend to generate lower investment returns compared to longer-term investments, investments in these short-term and other securities for temporary periods could reduce a Fund’s ability to attain its investment goals, and in the case of Short Duration Municipal Fund, Limited Term Municipal Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, Intermediate Municipal Fund, and Strategic Municipal Income Fund, could result in current income subject to federal and state income taxes.

Consideration of Environmental, Social and Governance (“ESG”) Characteristics

The Thornburg Better World International Fund seeks to invest in issuers which, in Thornburg’s view, are trading at a discount to their intrinsic values and also demonstrate one or more significant ESG characteristics. Thornburg defines a significant ESG characteristic as one which may materially affect an issuer’s risk and return profile and, accordingly, the issuer’s long-term investment performance. In this way, Thornburg’s consideration of ESG characteristics is no different than its consideration of more traditional financial metrics or other factors which may affect the risks and returns of the Thornburg Better World Fund’s investments. The specific ESG characteristics which Thornburg determines to be significant will vary over time and among different financial sectors and industries, but will generally include environmental, social capital, human capital, business model and innovation, and leadership and governance characteristics. Examples of potentially significant environmental characteristics include: greenhouse gas emissions; air quality; energy management; water and wastewater management; waste and hazardous materials management; and ecological impacts. Examples of potentially significant social capital characteristics include: human rights and community relations; customer privacy; data security; access & affordability; product quality and safety; customer welfare; and selling practice and product labeling. Examples of potentially significant human capital characteristics include: labor practices; employee health & safety; and employee engagement, diversity and inclusion. Examples of potentially significant business model and innovation characteristics include: product design and lifecycle management; business model resilience; supply chain management; materials sourcing and efficiency; and the physical impacts of climate change.

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Examples of potentially significant leadership and governance characteristics include: business ethics; competitive behavior; management of the legal and regulatory environment; critical risk management; and systemic risk management.

While Thornburg makes its own judgments about the ESG characteristics of each of the Thornburg Better World International Fund’s investments, Thornburg’s approach may be informed by third party data and other research tools, including consideration of the list of material ESG factors established by the Sustainability Accounting Standards Board.

There are no universally agreed upon objective standards for assessing ESG characteristics, and they can vary over different periods and evolve over time. Certain ESG characteristics are subjective and can be difficult to analyze, and the evaluation of ESG characteristics frequently involves assessing various risks relating to the financial stability and sustainability of an investment, and ESG characteristics may not always be reflected in third party data. ESG characteristics may also be difficult to apply consistently across regions, countries, industries, or sectors. Given the absence of generally accepted criteria, investors and others may disagree as what constitutes a significant ESG characteristic, or may otherwise assign a greater or lesser emphasis than Thornburg to a particular ESG characteristic. In addition, there may be situations where Thornburg determines that an issuer has been identified by Thornburg as having both positive and negative ESG characteristics. For example, an issuer may extract or use fossil fuels in a manner which may contribute to negative environmental outcomes, but that same issuer is making investments to prepare for a transition to cleaner sources of energy. In those instances, Thornburg may consider as part of its investment analysis how both the positive and negative ESG characteristics are likely to affect the issuer’s long-term investment performance.

Redemption Risk

If a significant percentage of a Fund’s shares is owned or controlled by a single shareholder, the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its shares may require the Fund to sell securities at less than desired prices, and the Fund’s remaining shareholders may also incur additional transaction costs or adverse tax consequences from such trading activity. Such redemptions could also have a significant negative impact on the Fund’s net asset value and liquidity, and could negatively impact the Fund’s ability to implement its investment strategy.

Cybersecurity and Operational Risk

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants, or the issuers of securities held by a Fund may adversely affect a Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds and their service providers as well as the ability of shareholders to transact with the Funds. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. Most issuers in which the Funds invest are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Funds invest, leading to significant loss of value.

Organization and Management of the Funds

Organization of the Funds

Each Fund is a series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. Intermediate New Mexico Fund and Intermediate New York Fund are non-diversified, and the other series of the Trust described in this prospectus are diversified. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement, which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services for each Fund under the terms of an Administrative

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Services Agreement, which specifies that Thornburg will administer, supervise, perform, or direct certain administrative functions necessary or desirable for the operation of the Funds. The fees that Thornburg is entitled to receive under the Investment Advisory Agreement and Administrative Services Agreement are described below under the heading “Investment Advisory and Administrative Services Fees.” Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

Fund Portfolio Managers

Portfolio management at Thornburg is a collaborative process that encourages contributions from across Thornburg’s investment team. Some Funds have a single portfolio manager, and other Funds have portfolio managers who work together. For Funds with more than one portfolio manager, the portfolio managers typically act in concert in making investment decisions for the Fund, but any portfolio manager may act alone in making an investment decision. Although each Fund’s named portfolio managers are jointly and primarily responsible for day-to-day management of the Fund’s portfolio, those portfolio managers may be assisted by other members of Thornburg’s investment team, including investment analysts, assistant or associate portfolio managers, and portfolio managers for other Thornburg Funds.

The portfolio manager(s) of each Fund are identified in the following table. Following the table is information about each such portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the SAI.

FUND NAME	PORTFOLIO MANAGER(S)
Global Opportunities Fund	Brian McMahon
Miguel Oleaga
International Equity Fund	Lei Wang
Matt Burdett
Better World International Fund	Brian Burrell
Lei Wang
International Growth Fund	Nick Anderson
Sean Sun
Developing World Fund	Pablo Echavarria
Di Zhou
Investment Income Builder Fund	Matt Burdett
Christian Hoffmann
Brian McMahon
Summit Fund	Neal Basumillick
Lon Erickson
Ultra Short Income Fund	Lon Erickson
Christian Hoffmann
Limited Term U.S. Government Fund	Lon Erickson
Christian Hoffmann
Limited Term Income Fund	Lon Erickson
Christian Hoffmann
Core Plus Bond Fund	Lon Erickson
Christian Hoffmann
Strategic Income Fund	Lon Erickson
Ali Hassan
Christian Hoffmann

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FUND NAME	PORTFOLIO MANAGER(S)
Short Duration Municipal Fund	David Ashley
Eve Lando
Craig Mauermann
Limited Term Municipal Fund	David Ashley
Eve Lando
Craig Mauermann
Intermediate Municipal Fund	David Ashley
Eve La ndo
Craig Mauermann
Strategic Municipal Income Fund	David Ashley
Eve Lando
Craig Mauermann
California Limited Term Municipal Fund	David Ashley
Eve Lando
Craig Mauermann
New Mexico Intermediate Municipal Fund	David Ashley
Eve Lando
Craig Mauermann
New York Intermediate Municipal Fund	David Ashley
Eve Lando
Craig Mauermann

Nicholas Anderson, cfa, a managing director of Thornburg, has been a portfolio manager of the International Growth Fund since 2021. Mr. Anderson joined Thornburg in 2016 as an equity research analyst, was promoted to senior equity research analyst in 2020, associate portfolio manager in 2021 and portfolio manager in 2021, and was named a managing director in 2021. Prior to joining Thornburg, Mr. Anderson worked for Prudential plc and Eastspring Investments in Hong Kong, Vietnam, and Singapore. Mr. Anderson holds an MBA with honors from the University of Chicago Booth School of Business and a BA with honors from the University of North Carolina at Chapel Hill.

David Ashley, cfa, a managing director of Thornburg, has been a portfolio manager of Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, and New York Intermediate Municipal Fund since 2019. Mr. Ashley joined Thornburg in 2011 as an associate portfolio manager and was named a managing director in 2018. Prior to joining Thornburg, Mr. Ashley was a credit analyst for Wilmington Trust in Delaware. He holds a BS in finance and an MBA from the University of Delaware.

Neal BasuMullick, cfa, a managing director of Thornburg, has been a portfolio manager of Summit Fund since 2024. Mr. BasuMullick joined Thornburg in 2020 as an equity research analyst, was promoted to senior equity analyst and then associate portfolio manager in 2022, and named a managing director and promoted to portfolio manager in 2024. Prior to joining Thornburg, Mr. BasuMullick worked in equity research at Columbia Threadneedle Investments, and prior to that, worked on the sellside at J.P. Morgan. Mr. BasuMullick holds a BA with honors in economics from Cornell University College of Arts & Sciences.

Matt Burdett, a managing director and head of equities of Thornburg, has been a portfolio manager of Investment Income Builder Fund since 2019 and International Equity Fund since 2021. Mr. Burdett rejoined Thornburg in 2015 as an associate portfolio manager, was promoted to portfolio manager of one of Thornburg’s proprietary investment strategies in 2018, and was named a managing director in 2018. Prior to his rejoining Thornburg, Mr. Burdett spent several years as a senior

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vice president and portfolio manager at PIMCO, where he co-managed various dividend-oriented strategies. Prior to his time at PIMCO, Mr. Burdett worked as an equity analyst at Thornburg, and before that he was director of healthcare investment banking at CIBC World Markets / Oppenheimer and a medicinal chemist at Sunesis Pharmaceuticals. He holds a bachelor’s degree in chemistry from the University of California, Berkeley and an MBA from the University of Southern California.

Brian Burrell, cfa, a managing director of Thornburg, has been a portfolio manager of the Better World International Fund since 2024. Mr. Burrell joined Thornburg in 2012 as an equity research analyst, was promoted to an associate portfolio manager in 2018, was named a managing director in 2023, and was promoted to portfolio manager in 2024. Prior to joining Thornburg, Mr. Burrell was a business journalist and economic consultant for a variety of publications in Addis Ababa, Ethiopia. Mr. Burrell holds a BA in economics from Reed College and an MBA from the University of Wisconsin in the Applied Security Analysis Program (ASAP).

Pablo Echavarria, cfa, a managing director of Thornburg, has been a portfolio manager of the Developing World Fund since 2025. Mr. Echavarria rejoined Thornburg in 2025 as a portfolio manager. From 2018 to 2025, Mr. Echavarria was a portfolio manager and business analyst at WCM. Earlier in Mr. Echavarria’s career, he joined Thornburg in 2014 as an equity research analyst and was promoted to associate portfolio manager in 2015. Mr. Echavarria worked as a global equity analyst at Turner Investment Partners from 2007 to late 2013, where he supported various equity portfolios and was directly responsible for the firm’s Latin American financials coverage. Prior to working at Turner, Mr. Echavarria worked as a trading assistant at BlackRock. Mr. Echavarria holds a BA in business administration from Drexel University.

Lon Erickson, cfa, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010; a portfolio manager of Ultra Short Income Fund, Limited Term U.S. Government Fund, and Strategic Income Fund since 2015; a portfolio manager of Core Plus Bond Fund since 2023; and a portfolio manager of Summit Fund since 2024. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Ali Hassan, cfa, a managing director of Thornburg, has been a portfolio manager of Strategic Income Fund since 2021. Mr. Hassan joined Thornburg in 2013 as a fixed income analyst, became senior fixed income analyst in 2017 and managing director in 2020, and was named portfolio manager of Strategic Income Fund in 2021. Prior to his joining Thornburg, Mr. Hassan worked at Lone Star Funds, Zeo Capital Advisors, and H.I.G. Capital on distressed credit and turnaround private equity investments. He began his career as a credit analyst in Citigroup’s loan origination and loan workout groups. Mr. Hassan graduated from Stanford University with a BA in economics and a BS in mathematical & computational science.

Christian Hoffmann, cfa, a managing director and head of fixed income of Thornburg, has been a portfolio manager of Strategic Income Fund since 2018; and a portfolio manager of Investment Income Builder Fund, Ultra Short Income Fund, Core Plus Bond Fund, Limited Term U.S. Government Fund, and Limited Term Income Fund since 2023. Mr. Hoffmann joined Thornburg in 2012 and was named a managing director in 2017. Mr. Hoffmann holds a BA in economics from New York University. Prior to joining Thornburg, Mr. Hoffmann served as a senior credit analyst with H.I.G. Capital in Miami, Florida, where he specialized in distressed debt investments and credit driven special situations. Mr. Hoffmann began his career in the investment banking division of Lehman Brothers.

Eve Lando, a managing director of Thornburg, has been a portfolio manager of the Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Term Fund, and New York Intermediate Term Fund since 2020. Ms. Lando joined Thornburg in 2019 as an associate portfolio manager and was named a managing director in 2020. Ms. Lando holds a BA in urban studies from Columbia University and a JD from Brooklyn Law School, with a concentration in business law studies. Before joining Thornburg, Ms. Lando worked for over 14 years at Lazard Asset Management, most recently as a senior vice president and municipal research analyst, and before that, she was a municipal research associate at AllianceBernstein.

Craig Mauermann, ChFC, a managing director of Thornburg, has been a portfolio manager of the Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Term Fund, and New York Mexico Intermediate Term Fund since 2025. Mr. Mauermann joined Thornburg in 2021 as a senior fixed income analyst, was promoted to associate portfolio manager in 2024, and was promoted to portfolio manager and named Managing Director in 2025. Mr. Mauermann has extensive municipal research and investment experience. He began his career at Strong Capital Management as an analyst and trader

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and moved on to BMO Global Asset Management as a founding portfolio manager. Prior to joining Thornburg, he was a fixed income portfolio manager at Johnson Financial Group, where he was responsible for taxable and tax-free portfolios, individual security analysis and manager due diligence. Mr. Mauermann earned his MBA and undergraduate degrees from Marquette University.

Brian J. McMahon, the vice chairman of Thornburg Investment Trust and the vice chairman and a managing director and chief investment strategist of Thornburg Investment Management, Inc., has been a portfolio manager of Investment Income Builder Fund since that Fund’s inception in 2002 and a portfolio manager of Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, as its chief investment officer from 2004 until 2019, and, as chief investment strategist, he serves as a key voice for the investment team and Thornburg clients.

Miguel Oleaga, a managing director of Thornburg, has been a portfolio manager of the Global Opportunities Fund since 2020. Mr. Oleaga joined Thornburg in 2014 as an equity research analyst, was promoted to associate portfolio manager in 2017, was promoted to portfolio manager of one of Thornburg’s proprietary investment strategies in 2018, and was named a managing director in 2019. Prior to his joining Thornburg, Mr. Oleaga worked at Putnam Investments, conducting equity analysis supporting growth, value, and dividend-focused mandates. He held a series of positions of increasing responsibility at Putnam beginning in 2004. He holds a BS in business administration (finance and management specialties) from the University of Massachusetts.

Sean Sun, cfa, a managing director of Thornburg, has served as a portfolio manager of International Growth Fund since 2017. Mr. Sun joined Thornburg in 2012 as an equity research analyst, was promoted to associate portfolio manager in 2015, and was promoted to portfolio manager in 2017. Prior to joining Thornburg, Mr. Sun held portfolio analysis and modeling positions at Bank of America. Mr. Sun holds an MBA with concentrations in finance and entrepreneurship from the University of Chicago Booth School of Business and a BA in economics from the University of California at Berkeley.

Lei Wang, cfa, a managing director of Thornburg, has been a portfolio manager of International Equity Fund since 2006 and Better World Fund since 2021. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Di Zhou, cfa, frm, a managing director of Thornburg, has been a portfolio manager of the Developing World Fund since 2025. Ms. Zhou rejoined Thornburg in 2025 as a portfolio manager. From 2021 to 2025, Ms. Zhou was an investment principal at Cambiar. Prior to Cambiar, she joined Thornburg in 2010 as an equity research analyst, and was promoted to associate portfolio manager in 2014, and then served as portfolio manager from 2015 until 2021. Ms. Zhou began her career as a senior associate at Wilshire Associates, covering growth equity and fixed income manager research. Ms. Zhou holds a BA in business administration from the University of Southern California and an MBA from the University of Chicago Booth School of Business.

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Investment Advisory and Administrative Services Fees

Investment Advisory Fees

The following table shows the effective investment advisory fee rate that was paid by each Fund to Thornburg pursuant to the Investment Advisory Agreement during the fiscal year ended September 30, 2025, calculated as a percentage of the Fund’s average daily net assets.

FUND NAME	EFFECTIVE ADVISORY FEE RATE
Global Opportunities Fund	0.83%
International Equity Fund	0.75%
Better World International Fund	0.97%
International Growth Fund	0.86%
Developing World Fund	0.97%
Investment Income Builder Fund	0.69%
Summit Fund	0.75%
Ultra Short Income Fund	0.25%
Limited Term U.S. Government Fund	0.37%
Limited Term Income Fund	0.32%
Core Plus Bond Fund	0.49%
Strategic Income Fund	0.53%
Short Duration Municipal Fund	0.40%
Limited Term Municipal Fund	0.35%
Intermediate Municipal Fund	0.47%
Strategic Municipal Income Fund	0.75%
California Limited Term Municipal Fund	0.50%
New Mexico Intermediate Municipal Fund	0.50%
New York Intermediate Municipal Fund	0.50%

The investment advisory fee rate for each Fund is a blended rate that is calculated in accordance with the following breakpoint schedules, and which will therefore decrease as the Fund’s assets increase and increases as the Fund’s assets decrease:

Global Opportunities Fund, International Equity Fund, International Growth Fund, and Investment Income Builder Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $500 million	0.875%
$500 million to $1 billion	0.825%
$1 billion to $1.5 billion	0.775%
$1.5 billion to $2 billion	0.725%
Over $2 billion	0.675%

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Better World International Fund and Developing World Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $500 million	0.975%
$500 million to $1 billion	0.925%
$1 billion to $1.5 billion	0.875%
$1.5 billion to $2 billion	0.825%
Over $2 billion	0.775%

Summit Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $500 million	0.750%
$500 million to $1 billion	0.700%
$1 billion to $1.5 billion	0.650%
$1.5 billion to $2 billion	0.625%
Over $2 billion	0.600%

Ultra Short Income Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $5 billion	0.250%
$5 billion to $10 billion	0.225%
Over $10 billion	0.200%

Limited Term U.S. Government Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $1 billion	0.375%
$1 billion to $2 billion	0.325%
Over $2 billion	0.275%

Core Plus Bond Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 up to $500 million	0.49%
$500 million to $1 billion	0.46%
$1 billion to $1.5 billion	0.43%
$1.5 billion to $2 billion	0.40%
Over $2 billion	0.37%

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Short Duration Municipal Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $1 billion	0.400%
$1 billion to $1.5 billion	0.300%
$1.5 billion to $2 billion	0.250%
Over $2 billion	0.225%

Limited Term Municipal Fund and California Limited Term Municipal Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $500 million	0.500%
$500 million to $1 billion	0.400%
$1 billion to $1.5 billion	0.300%
$1.5 billion to $2 billion	0.250%
Over $2 billion	0.225%

Limited Term Income Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, and Intermediate Municipal Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $500 million	0.500%
$500 million to $1 billion	0.450%
$1 billion to $1.5 billion	0.400%
$1.5 billion to $2 billion	0.350%
Over $2 billion	0.275%

Strategic Income Fund and Strategic Municipal Income Fund
NET ASSETS OF FUND	ADVISORY FEE RATE
0 to $500 million	0.750%
$500 million to $1 billion	0.675%
$1 billion to $1.5 billion	0.625%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.500%

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees for the period ending October 31, 2026 is contained in the Fund’s Form N-CSR for the year ended September 30, 2025.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

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Administrative Services Fees

The administrative services fee payable by each Fund is computed as an annual percentage of the aggregate average daily net assets of all share classes of all of the Funds of the Trust, at a blended rate calculated in accordance with the following breakpoint schedule, and which will therefore decrease as the Trust’s assets increase, and increase as the Trust’s assets decrease:

Net Assets of the Trust	Administrative Services Fee Rate
0 to $20 billion	0.100%
$20 billion to $40 billion	0.075%
$40 billion to $60 billion	0.040%
Over $60 billion	0.030%

Fee Waivers and Expense Reimbursements

Thornburg may from time to time contractually agree to waive fees or reimburse expenses incurred by a Fund, or by certain classes of shares of a Fund, so that the total annual operating expenses of that Fund or class do not exceed a specified percentage of average daily net assets (an “expense cap”). For additional information about whether your Fund, or any share class thereof, is currently the subject of a contractual fee waiver and expense reimbursement agreement, see the Fund’s Annual Fund Operating Expenses table, and the footnotes thereto, in the first part of this Prospectus. Thornburg may recoup fees waived or expenses reimbursed in any fiscal year if, during that same fiscal year, the Fund’s total annual operating expenses fall below the expense cap that was in place at the time that those fees or expenses were waived or reimbursed. Thornburg will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Fund’s total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Fee waivers or reimbursement of expenses for a Fund or class will boost its performance, and recoupment of waivers or reimbursements will reduce its performance.

Pricing Fund Shares

The Funds are open for business each day the New York Stock Exchange (“NYSE”) is open. On each such day, the Funds normally calculate their net asset values (“NAVs”) for each class of shares as of 4:00 p.m. Eastern Time. The Funds will not treat an intraday suspension, disruption or closure in NYSE trading as a closure of the NYSE and will therefore continue to calculate NAVs as of 4:00 p.m. ET on those days. The NAV of each class of shares of a Fund is calculated by adding the value of all of the assets attributable to that class, subtracting the liabilities attributable to that class, and then dividing that result by the number of shares of that class that are outstanding.

For purposes of calculating the NAV of each class of shares of a Fund, the assets attributable to that class are valued each business day in accordance with the Trust’s valuation policies and procedures. Pursuant to those policies and procedures, securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by Trustees of the Trust. Commercial paper with a remaining maturity of 60 days or less is valued by Thornburg at amortized cost, subject to regular confirmation through the use of valuations obtained from the Fund’s custodian or an independent pricing service.

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In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, valuation of the Funds’ portfolio investment securities is performed by Thornburg, which has been designated by the Trustees of the Trust as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. Thornburg performs this valuation function in accordance with policies and procedures that have been adopted by Thornburg and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, Thornburg makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. Thornburg performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though Thornburg may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and Thornburg’s work in discharging the functions under the Valuation Policy and Procedures.

A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Committee are exceeded, foreign equity investments held by a Fund may be valued using alternative methods.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by a Fund, or where the Committee determines that a valuation obtained from a pricing service is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee will calculate a fair value for the obligation using alternative methods under Valuation Policy and Procedures.

In instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating such valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

When an order to purchase, sell, or exchange Fund shares (together “Transactions”) is received in proper form prior to the Funds’ close of trading, those shares are priced at that day’s NAV. If a Transaction is received after the Funds’ close of trading, it will receive the next calculated NAV. “Proper form” means that you have provided sufficient information necessary to process your Transaction as outlined in this Prospectus, including any required signatures, documents, payment, and Medallion Signature Guarantees. If a Transaction is provided to the Funds on your behalf by a financial intermediary that is authorized to receive and transmit such orders, or by an authorized designee of that financial intermediary, then the Transaction will generally be deemed to have been received by the Funds at the time that it was first received in proper form by your intermediary or its designee. If you hold your shares directly with the Funds, instead of through a financial intermediary, Transactions will generally be deemed to have been received by the Fund at the time that it was first received in proper form by the Trust’s Transfer Agent.

Transactions must normally be received by the Trust’s Transfer Agent, or an approved financial intermediary or their authorized designee prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) to be processed at the net asset value calculated on that day. If the NYSE is scheduled to close earlier, or if the NYSE has an unscheduled early closing on a day it has opened for business, the cutoff for Transactions that will receive that day’s NAV will correspond to the actual NYSE’s closing time.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Important General Information

Generally, the Funds are only available for purchase through financial intermediaries that have entered into agreements with the Funds’ distributor. However, in certain circumstances, investors may be able to purchase shares directly from the Funds; either through a financial intermediary or directly with the Funds’ Transfer Agent. These eligible investors may purchase shares directly by completing and signing an account application and giving it to their financial intermediary or to the Fund’s Transfer Agent. If there is no application accompanying this Prospectus, please contact your financial intermediary.

You may purchase additional Fund shares in an existing account through your financial intermediary, or through an account held with the Fund’s Transfer Agent, by mailing a check made payable to Thornburg Investment Trust, by bank wire, or, subject to certain limitations, by accessing your account at Thornburg.com. Wiring instructions can be found at Thornburg.com. You may also add to an existing account through the Fund’s Automatic Investment Plan (see Adding to Your Account for more information).

Before opening an account to purchase Fund shares, please note the following:

•Shares of the Funds are only available for purchase by those U.S. citizens, resident aliens with a valid U.S. taxpayer identification number (“TIN”), and U.S. entities that have an address in the U.S. or its territories (including U.S. military or diplomatic addresses). All accounts must have and a valid U.S. Social Security Number (“SSN”), employer identification number (“EIN”), or TIN issued by the U.S. Internal Revenue Service.

•Investment minimums may be applicable to the purchase of Fund shares. Information about investment minimums is available for each Fund under the caption “Purchase and Sale of Fund Shares” in the front portion of this Prospectus. Please note that if you purchase your shares through a financial intermediary, the intermediary may impose its own investment minimums.

•Federal law requires us to obtain, verify and record information which identifies each person who opens an account directly with the Funds. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. Legal entity customers may be asked to provide verification and identification information about their ultimate beneficial owners and control persons of the entity. We are required to reject any new account application if the required information is not provided.

•When you open an account, you will also be asked to certify your TIN and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold a portion of your taxable distributions and redemption proceeds. See the SAI for further details about backup withholding.

•Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any purchase order or orders.

•Except in limited situations and at the discretion of Thornburg, new accounts for the purchase of shares must be opened through a financial intermediary. If the purchase of shares directly from the Funds is permitted by Thornburg, rather than through your financial intermediary, please note the following:

–All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

–The Funds do not accept cash or cash equivalents. For this purpose, cash equivalents include, but are not limited to, money orders, traveler’s checks, and credit card checks.

–If a check used to purchase Fund shares does not clear the financial institution on which it is drawn, your purchase will be cancelled and you will be responsible for any losses or fees the Fund or its Transfer Agent has incurred.

–A Medallion Signature Guarantee may be required for certain transactions, as described in the respective account application and/or shareholder form.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Communications

If you hold shares directly with the Funds, statements and reports you will receive include:

•	Account statements at least quarterly and annual tax forms.

•	Confirmation statements for transactions (Note, you will not receive a separate confirmation statement for recurring activity such as dividend distributions and established automatic investment or systematic withdrawal plans. These types of transactions will be included on account statements).

•	Annual prospectus updates and any required financial reports.

All mailed requests should be sent to your financial intermediary or directly to the Fund’s Transfer Agent at the address below. The Trust and the Funds do not accept applications, checks or any other type of request by mail. If a mailed request is received at the Trust or Fund, there may be a delay in processing.

Regular mail: Thornburg, P.O. Box 219017, Kansas City, MO 64121

Overnight mail: Thornburg, 801 Pennsylvania Ave, Suite 219017, Kansas City, MO 64105

Please visit Thornburg’s website at Thornburg.com for more information or call 1-800-847-0200 to speak to a Thornburg representative Monday through Friday from 9:30 a.m. to 5:30 p.m. Eastern Time.

Shareholders should note that certain methods of contacting Thornburg may be unavailable or delayed following a natural disaster, cybersecurity incident, or other force majeure event.

Purchasing and Holding Shares through a Financial Intermediary

Except in limited situations and at the discretion of Thornburg, you may only purchase your Fund shares through a financial intermediary, such as a securities broker-dealer, a bank, trust company or other financial institution, or an organization that provides recordkeeping services to employer-sponsored retirement plans and employee benefit plans. The intermediary will typically provide a range of services for your convenience, which may include holding Fund shares of record for the investor, issuing account statements, executing transactions, distributing dividends and redemption proceeds, and assisting with tax reporting.

Financial intermediaries that offer shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg, TSL, or the Funds’ Transfer Agent, and none of those persons audit the operations of such financial intermediaries. You are responsible for selecting the intermediary, and none of the Funds, Thornburg, TSL, or the Funds’ Transfer Agent are responsible for errors or omissions by such financial intermediaries, including failures or delays in crediting the investor for dividends or redemption proceeds, errors in account statements or other reports, errors in executing purchases or sales of shares, delays in reports, electronic hacking or other cyber events affecting your account with an intermediary, or for any loss to you due to a failure or insolvency of the intermediary, the intermediary’s loss of property or funds, or other acts or omissions by the intermediary. You should therefore exercise care in selecting a financial intermediary.

If you purchase Fund shares through a financial intermediary, note that the intermediary may impose a charge or fee for that service, the amounts of which may differ depending on the class of shares that you own, the identity of the financial intermediary, how you hold your Fund shares, and other factors. The intermediary may also impose investment minimums, investment limits, or purchase procedures that differ from those described in this Prospectus, or it may waive investment minimums. Please confer with your financial intermediary to discuss those topics.

Financial intermediaries may also receive certain payments from the Funds, Thornburg, or TSL in respect of the purchase and sale of Fund shares and as compensation for shareholder support and account maintenance services. See “Compensation to Financial Intermediaries” below for more information.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

The Funds Offer Different Share Classes

General Information about Fund Share Classes

The specific share classes offered by each Fund through this Prospectus are described for each Fund in the first part of the Prospectus. Each Fund may also offer one or more other classes of shares that are not offered through this Prospectus. Each of a Fund’s shares represents an equal undivided interest in the Fund’s assets, and each share class of a Fund has the same investment objective(s) and a common investment portfolio. However, each share class has varying annual expenses and sales charge structures, which will affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial intermediaries that offer Fund shares to their customers determine which share classes to make available, and are responsible for advising you as to which of those share classes is appropriate for you. Financial intermediaries may receive different compensation for selling different classes of shares. If you are investing in Fund shares through a financial intermediary, you should contact your intermediary to obtain information respecting the different share classes of the Funds.

Certain information about each share class, including a summary of the sales charge and expense structure of each class, is included in the following table. Additional information about each share class, including the circumstances under which the sales charges for a given class may be reduced or waived, is provided after the table under the heading that is specific to each such class, and on the Thornburg website at Thornburg.com. You can also obtain more information about the Funds’ shares by calling Thornburg at 1-800-847-0200.

	CLASS A SHARES	CLASS C SHARES	CLASS C2 SHARES	CLASS D SHARES	CLASS I SHARES	CLASS R6 SHARES
Front-End Sales Charge	See “Class A Share Breakpoint Schedule” and “Class A Share Sales Charge Waivers” for more information on front-end loads.	None	None	None	None	None
Contingent Deferred Sales Charge	None (except certain cases for purchases of $1 million or more — see “Investors purchasing $1 million or more” under “Class A Sales Charge Waivers” below).

Up to 1.00% on redemptions of Core Plus Bond Fund, Strategic Income Fund or the equity Funds; up to 0.60% on redemptions of Strategic Municipal Income Fund and the intermediate term bond Funds, and up to 0.50% on redemptions of the limited term bond Funds. Applies to redemptions within 12 months of purchase.

			Up to 0.65% on redemptions of any Class C2 shares made within twelve months of purchase.	None	None	None

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

	CLASS A SHARES	CLASS C SHARES	CLASS C2 SHARES	CLASS D SHARES	CLASS I SHARES	CLASS R6 SHARES
Distribution and/or Service (12b-1) Fees	0.20% for Short Duration Municipal Fund and Ultra Short Income Fund; 0.25% for all other Funds (financial intermediaries who sell Class A shares of the limited term bond Funds, intermediate term bond Funds, and Strategic Municipal Income Fund shall only be paid 0.10% of the value of those assets for one year from the date of the first purchase of Class A Shares in an account).	1.00% for Core Plus Bond Fund, Strategic Income Fund, Investment Income Builder Fund, and the equity Funds; 0.60% for Strategic Municipal Income Fund and the intermediate term bond Funds; 0.50% for the limited term bond Funds.	0.65% for any Class C2 shares	0.50%

0.00% (Class I shares are potentially subject to a 0.25% 12b-1 fee (0.20% for Short Duration Municipal Fund and Ultra Short Income Fund), but the Funds' distributor has advised that it has no current intention to seek any 12b-1 payment from the Class I shares).

None
Automatic Conversion to Another Share Class	No	Yes, after eight years. See more detail under the caption “Information about Class C Shares.”	Yes, after eight years. See more detail under the caption “Information about Class C2 Shares.”	No	No	No
Other Information	The front-end sales load may be reduced or waived under certain circumstances, as described under “Information about Class A Shares.”	The contingent deferred sales charge may be waived under certain circumstances, as described under “Information about Class C Shares.”

Only available through select broker/dealers and available in select Funds. The contingent deferred sales charge may be waived under certain circumstances, as described under “Information about Class C2 Shares.”

				Class D shares are only offered by New Mexico Intermediate Municipal Fund.	Higher investment minimums apply to individuals purchasing Class I shares.	Class R6 shares are available to Institutional Investors, as defined under “Information about Class R6 Shares.”

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Information about Class A Shares

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at the NAV next determined after your order is received in proper form. The sales charge is shown in the table below. The offering price for a Class A share is the NAV of that share plus the applicable front-end sales charge. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions.

Class A shares are also subject to a Rule 12b-1 Service Plan, which allows the Fund to pay TSL, or other persons as designated by TSL, up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSL, or by other persons as directed by TSL or the Trust, for shareholder and distribution-related services. Because this fee is paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment.

Class A Shares Breakpoint Schedule

	As Percentage of		Amount Retained by Selling Dealer (as a percentage of offering price)*
	Offering Price	Net Asset Value

Equity Funds (Global Opportunities, International Equity, Better World International, International Growth, Developing World, and Investment Income Builder Funds), Summit Fund, Core Plus Bond Fund, and Strategic Income Fund

Less than $50,000	4.50%	4.71%	4.00%
$50,000 to $99,999.99	4.00%	4.17%	3.50%
$100,000 to $249,999.99	3.50%	3.63%	3.00%
$250,000 to $499,999.99	3.00%	3.09%	2.50%
$500,000 to $999,999.99	2.00%	2.04%	1.50%
$1,000,000 and over**	None	None	None

Limited Term Funds (Limited Term Municipal, California Limited Term, Limited Term U.S. Government, and Limited Term Income Fund), Short Duration Municipal Fund, and Ultra Short Income Fund
Less than $100,000.00	2.25%	2.27%	2.00%
$100,000 to $249,999.99	2.00%	2.02%	1.75%
$250,000 to $499,999.99	1.50%	1.52%	1.25%
$500,000 to $999,999.99	1.00%	1.01%	1.00%
$1,000,000 and over**	None	None	None

Intermediate Term Funds (Intermediate Term Municipal, New Mexico Intermediate Municipal and New York Intermediate Municipal) and Strategic Municipal Income Fund
Less than $250,000.00	2.00%	2.04%	2.00%
$250,000 to $499,999.99	1.50%	1.52%	1.50%
$500,000 to $999,999.99	1.25%	1.27%	1.10%
$1,000,000 and over**	None	None	None

*At certain times, for specific periods, TSL may reallow up to the full sales charge to all dealers who sell Fund shares. These “full reallowances” may be based upon the dealer reaching specific minimum sales goals. TSL will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws.

**See “Investors purchasing $1 million or more” under “Class A Sales Charge Waivers” for detailed information on A share purchases at or over $1 million.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Because the annual fees for Class A shares of each Fund are lower than the fees for Class C, C2 or D shares of the same Fund, any dividends paid by the Fund will be higher for the Class A shares of the Fund than for Class C, C2 or D shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C, C2 or D shares of each Fund for a given amount invested.

If you are among the classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, but you are not eligible to purchase Class I shares, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Letter of Intent or Rights of Accumulation (as described below), you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

Letters of Intent

If you plan to invest a total amount in Class A shares over a period of thirteen months or less that would qualify for a lower sales charge if it were made in a single investment, you may be able to secure a reduced sales charge by signing and submitting a Letter of Intent (“LOI”) to your financial intermediary. An LOI is a nonbinding commitment to purchase shares of the Funds within a thirteen-month period. By making this commitment, all Class A share purchases in your qualifying accounts during the thirteen-month period will receive the reduced sales charge.

If you do not meet that goal by the end of the thirteen-month period, you will have to pay the difference between the sales charge you paid and the charge you would have owed without the LOI. This amount can be paid directly to TSL, or covered by redeeming enough Fund shares from your qualifying accounts to make up the difference. Note that Fund shares purchased through the reinvestment of dividends or distributions are not considered in determining whether you have met the goal set in your LOI.

The LOI that you deliver to your financial intermediary must reference all qualifying accounts (as defined below) to which the LOI will apply. If a qualifying account is not referenced in the LOI, the value of the shares in that account will not be considered in determining if you have met your LOI goal. If you die during the thirteen-month period of your LOI your commitment will be deemed to have been met.

Rights of Accumulation

You may qualify for a reduced sales charge under Rights of Accumulation (“RoA”) if your current purchase of Class A shares of any of the Funds in this Prospectus, combined with the value of all Thornburg Funds in your qualifying accounts (see below), qualifies for any of the sales charge breakpoints displayed above in the Class A Shares Breakpoint Schedule.

Certain financial intermediaries may have their own procedures for determining whether you are eligible for a reduced sales charge under an LOI or RoA, and in some instances those procedures may differ from the procedures described above. See Appendix A of this Prospectus for more detail, and please contact your financial intermediary to learn more about their LOI and RoA procedures.

Also note that the discounts available through an LOI or RoA will not apply to Fund shares that are held through financial intermediaries other than the financial intermediary through which you are making your current purchase of Fund shares, nor do those discounts apply to Fund shares held in direct accounts or in employer-sponsored retirement plans.

Qualifying Accounts: LOI and RoA

Note that only accounts opened by the same financial intermediary through which you are making your current purchase will be considered for aggregation:

•All accounts held in your name (alone or with other accountholders) with your federal tax identification number;

•Accounts held in your spouse’s (or equivalent) name (alone or with other accountholders) and federal tax identification number;

•Accounts for your dependent children or your spouse’s dependent children; or

•Trusts for you, your spouse, your children, and /or your spouse’s children.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Class A Sales Charge Waivers

Certain investors described below are eligible to purchase Class A shares without a front-end sales charge. You must notify your financial intermediary or the Funds’ Transfer Agent of your eligibility in order to qualify for a Class A sales charge waiver.

Please note that certain financial intermediaries may impose sales charge waivers or discounts that differ from what is described below. Such intermediary-specific sales charge variations are described in Appendix A of this Prospectus. Please contact your financial intermediary prior to your purchase of Class A shares to notify the intermediary of any relationship or other facts that you believe may qualify you for a waiver of the front-end sales load, and to learn more information about the waivers offered by your intermediary.

•Reinvestment privileges - A shareholder who redeems Class A shares of a Fund will pay no sales charge for ninety days for purchases that are reinvested into Class A shares of the same Fund, through the same account, up to the dollar amount redeemed. Note that automatic transactions (including, but not limited to, automatic purchase and systematic withdrawal plans) are not eligible for reinstatement without a sales charge.

•Employees of brokerage firms who are members in good standing with the Financial Industry Regulatory Authority (“FINRA”); employees of financial planning firms who place orders for the Fund through a member in good standing with FINRA; the families (spouse or equivalent and dependent children) of both types of employees. Orders must be placed through a FINRA member firm who has signed an agreement with TSL to sell Fund shares.

•Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for services, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

•Investors purchasing $1 million or more. There is no sales charge on investments of $1 million or more made by a single purchaser, but a contingent deferred sales charge (“CDSC”) may apply for any portion of such an investment which is redeemed within 12 months of purchase where a commission has been paid to the financial intermediaries who placed the investment for a single purchaser. TSL intends to pay commissions to financial intermediaries as follows:

Ultra Short Income, Short Duration Municipal, Strategic Municipal Income, Limited Term Municipal, California Limited Term Municipal, Limited Term U.S. Government, Limited Term Income, Strategic Municipal Income, Intermediate Term Municipal, New Mexico Intermediate Municipal, and New York Intermediate Municipal Funds:

-Up to 0.50% for any portion of the purchases from $1 million to $2 million;

-Up to 0.35% for any portion exceeding $2 million up to $4 million;

-Up to 0.25% for any portion exceeding $4 million; and

-CDSC: up to 0.50% for any portion redeemed within 12 months of purchase.

Global Opportunities, International Equity, Better World International, International Growth, Developing World, Investment Income Builder, Summit, Core Plus Bond, and Strategic Income Funds:

-Up to 1.00% for any portion of the purchases from $1 million to $2 million;

-Up to 0.70% for any portion exceeding $2 million up to $4 million;

-Up to 0.50% for any portion exceeding $4 million; and

-CDSC: up to 1.00% for any portion redeemed within 12 months of purchase.

•Persons who are determined by the Trustees of the Fund or Thornburg to have acquired their shares under special circumstances not involving any sales expenses to the Funds or TSL.

•Purchases placed in Omnibus Accounts provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; or (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

•Purchases by an employer-sponsored retirement plan.

•Purchases placed through self-directed brokerage accounts, provided that such accounts are held with a financial intermediary that TSL has agreed may offer Class A shares through a load-waived investing platform. Investors may be charged a transaction fee by the intermediary for placing orders through such accounts.

Information about Class C Shares

Class C shares are sold at the NAV next determined after your order is received in proper form.

Class C shares held directly by the Fund’s transfer agent for eight years will automatically convert to Class A shares at the close of business on the tenth day of the month following the eighth anniversary of purchase (or, if that day is not a business day, on the next business day). This automatic conversion does not apply to shares held through certain group retirement plan recordkeeping platforms where financial intermediaries hold shares in omnibus accounts and do not track participant-level share lot aging. The conversion will occur without any sales charge, fee, or other charge. If you exchange Class C shares of one Fund for Class C shares of another Fund (see “Exchanging Fund Shares” below), the conversion period is calculated from the date you initially purchased the Class C shares, not the date of the exchange. More information about this automatic conversion feature can be found in the Statement of Additional Information under the caption “Automatic Conversion of Class C and Class C2 to Class A Shares.”

Certain financial intermediaries may have policies to convert shares from Class C to Class A on a similar or lesser schedule than what is described below, however, all shareholders that have held Class C shares for 8 years will be converted to Class A at or before the month following the of the anniversary of the 8th year after they were acquired. Please contact your financial intermediary to learn more information about the conversion schedule offered by your intermediary.

Class C shares are subject to a contingent deferred sales charge (“CDSC”) if the shares are redeemed within one year of purchase. The CDSC is 0.50% for Limited Term U.S. Government Fund, Limited Term Income Fund, Limited Term Municipal Fund, and California Limited Term Municipal Fund; 0.60% for Intermediate Municipal Fund, Strategic Municipal Income Fund, New Mexico Intermediate Municipal Fund and New York Intermediate Municipal Fund; and 1% for Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, Investment Income Builder Fund, Core Plus Bond Fund, and Strategic Income Fund. The CDSC is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions.

Class C Share CDSC Waivers

Certain financial intermediaries may impose CDSC waivers that differ from what is described here. Such intermediary-specific sales charge variations are described in Appendix A of this Prospectus. Please contact your financial intermediary prior to your purchase of Class C shares to learn more information about the waivers they offer.

For shares held directly with the Funds’ Transfer Agent, the CDSC will be waived for the following types of transactions:

•	Redemption upon the death of the accountholder;

•	Redemption of shares purchased through a financial intermediary where the intermediary waived its right to receive a commission at the time of purchase;

•	Redemption as part of a mandatory distribution from an IRA or other qualified retirement arrangements; and

•	Certain redemptions made pursuant to a systematic withdrawal plan (see “Systematic Withdrawal Plan” below).

Additional information about these CDSC waivers is available in the SAI under “Waivers of CDSCs on Redemptions.”

Class C shares are subject to a Rule 12b-1 Service Plan which allows the Fund to pay TSL, or other persons as designated by TSL, up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSL, or others as directed

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

by TSL or the Trust, for shareholder and distribution-related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan enabling the Fund to pay TSL, or its designees, for the sale and distribution of the Fund’s shares and to pay for commissions and other distribution expenses. The 12b-1 Distribution Plan provides for payment of up to 0.75% of the average annual net assets attributable to Class C shares of Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, Investment Income Builder Fund, Core Plus Bond Fund, and Strategic Income Fund; 0.35% of the average annual net assets attributable to Class C shares of Intermediate Municipal Fund and Strategic Municipal Income Fund; and 0.25% of the average annual net assets attributable to Class C shares of Limited Term U.S. Government Fund, Limited Term Income Fund, Limited Term Municipal Fund, and California Limited Term Municipal Fund. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds will not accept any order for Class C shares that would be eligible for Class A shares at NAV or Class I shares without paying a sales charge. The Funds’ Transfer Agent may not be able to determine each instance in which this limitation applies because shareholder account information may be maintained by financial intermediaries, and may not be available to the Funds. Investors planning large purchases of Class C shares, or cumulative purchases of Class C shares over time, should consult with their financial intermediary about the higher annual fees for Class C shares and consider if it would be more advantageous to purchase Class A shares under a Letter of Intent or Rights of Accumulation.

If your investment horizon is relatively short and you do not qualify to purchase Class I Shares or Class A shares at a reduced sales charge, you may consider purchasing Class C shares.

If you hold your Class C shares directly with the Fund and no longer have a financial intermediary associated with your account, Thornburg, at its discretion, may convert your Class C shares of a Fund to Class I shares of the same Fund. See “Orphaned Accounts” below for more information.

Information about Class C2 Shares

Class C2 shares are sold at the NAV next determined after your order is received in proper form.

Please note that Class C2 shares are only currently available for Limited Term U.S. Government Fund, Limited Term Income Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, and California Limited Term Municipal Fund and are currently only offered through select broker/dealers and other financial intermediaries with which TSL has an agreement for the sale of Class C2 shares.

Class C2 shares held directly by the Fund’s transfer agent for eight years will automatically convert to Class A shares at the close of business on the tenth day of the month following the eighth anniversary of purchase (or, if that day is not a business day, on the next business day). This automatic conversion does not apply to shares held through certain group retirement plan recordkeeping platforms where financial intermediaries hold shares in omnibus accounts and do not track participant-level share lot aging. The conversion will occur without any sales charge, fee, or other charge. If you exchange Class C2 shares of one Fund for Class C2 shares of another Fund (see “Exchanging Fund Shares” below), the conversion period is calculated from the date you initially purchased the Class C2 shares, not the date of the exchange. More information about this automatic conversion feature can be found in the Statement of Additional Information under the caption “Automatic Conversion of Class C and Class C2 to Class A Shares.”

Certain financial intermediaries may have policies to convert shares from Class C2 to Class A on a similar or lesser schedule than what is described below; however, all shareholders that have held Class C2 shares for 8 years will be converted to Class A at or before the month following the of the anniversary of the 8th year after they were acquired. Please contact your financial intermediary to learn more information about the conversion schedule offered by your intermediary.

Class C2 shares are subject to a contingent deferred sales charge (“CDSC”) if the shares are redeemed within one year of purchase.The CDSC is up to 0.65% for Limited Term U.S. Government Fund, Limited Term Income Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, and California Limited Term Municipal Fund. The CDSC is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Class C2 Share CDSC Waivers

Certain financial intermediaries may impose CDSC waivers that differ from what is described here. Such intermediary-specific sales charge variations are described in Appendix A of this Prospectus. Please contact your financial intermediary prior to your purchase of Class C2 shares to learn more information about the waivers they offer.

For shares held directly with the Funds’ Transfer Agent, the CDSC will be waived for the following types of transactions:

•	Redemption upon the death of the accountholder;

•	Redemption of shares purchased through a financial intermediary where the intermediary waived its right to receive a commission at the time of purchase;

•	Redemption as part of a mandatory distribution from an IRA or other qualified retirement arrangements; and

•	Certain redemptions made pursuant to a systematic withdrawal plan (see “Systematic Withdrawal Plan” below).

Additional information about these CDSC waivers is available in the SAI under “Waivers of CDSCs on Redemptions.”

Class C2 shares are subject to a Rule 12b-1 Service Plan, which allows the Fund to pay TSL, or other persons designated by TSL, up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSL or others, as directed by TSL or the Trust, for shareholder and distribution-related services. Additionally, Class C2 shares are subject to a Rule 12b-1 Distribution Plan, enabling the Fund to pay TSL, or its designees, for the sale and distribution of shares, including commissions and other distribution expenses. This plan permits payments of up to 0.40% of the average annual net assets attributable to Class C2 shares of each Fund. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds will not accept any order for Class C2 shares that would be eligible for Class A shares at NAV or Class I shares. The Funds’ Transfer Agent may not be able to determine each instance in which this limitation applies because shareholder account information may be maintained by financial intermediaries and may not be available to the Funds. Investors planning large purchases of Class C2 shares, or cumulative purchases of Class C2 shares over time, should consult with their financial intermediary about the higher annual fees for Class C2 shares and consider if it would be more advantageous to purchase Class A shares under a Letter of Intent or Rights of Accumulation.

If your investment horizon is relatively short and you do not qualify to purchase Class I shares or Class A shares at a reduced sales charge, you may consider purchasing Class C2 shares.

Information about Class D Shares

Class D shares are sold at the NAV next determined after your order is received in proper form.

Class D shares are currently available only for New Mexico Intermediate Municipal Fund and they are not subject to a CDSC upon redemption. Class D shares are subject to a Rule 12b-1 Service Plan which allows the Fund to pay TSL, or other persons designated by TSL, up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSL, or others as directed by TSL or the Trust for shareholder and distribution-related services. Class D shares are also subject to a Rule 12b-1 Distribution Plan enabling the Fund to pay TSL, or its designees up to 0.25% of the class’s average annual net assets each year to pay for the sale and distribution of the Fund’s shares and to pay for commissions and other distribution expenses. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

If your investment horizon is relatively short and you do not qualify to purchase Class I shares or Class A shares at a reduced sales charge, you should consider purchasing Class D shares.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

If you hold your Class D shares directly with the Fund and do not have a financial intermediary associated with your account, TSL in its discretion may convert your Class D shares of a Fund to Class I shares of the same Fund.

Information about Class I Shares

Class I shares are sold with no initial sales charge and no CDSC at the NAV per share next determined after your purchase order is received in proper form. Class I shares are also subject to a Rule 12b-1 Service Plan, which allows the Fund to pay TSL, or other persons designated by TSL for expenses incurred by TSL, or by others directed by TSL or the Trust for shareholder and distribution-related services. The maximum annual payment under the plan is 0.25% (0.20% in the case of Ultra Short Income Fund and Short Duration Municipal Fund) of the class’s average annual net assets, but TSL has advised that it has no current intention to seek any payment under the plan for Class I shares. Because this fee would be paid out of the class’s assets, payment of the fee on an ongoing basis would increase the costs of your investment and might cost more than paying other types of sales charges.

Class I shares of the Funds are available to the following investors:

•Investors who purchase their shares through a fee-based advisory program with a financial intermediary;

•Investors who purchase their shares through a brokerage platform with a financial intermediary that is acting as an agent for the investor, provided that the intermediary has entered into an agreement with TSL that authorizes the intermediary to offer Class I shares within that platform;

•Employer-sponsored retirement plans;

•Investors who satisfy the $2,500,000 investment minimum described in the first part of this Prospectus;

•Employees, officers, trustees and directors of any Fund or Thornburg company, the families of such persons, and trusts established for the benefit of such persons or their families; and

•Investors who are determined under procedures established by the Trustees to have acquired their Class I shares under special circumstances not involving any sales expenses to the Fund or TSL and not expected to involve any administrative services that exceed these customarily provided for other Class I shareholders.

•Additionally, at its discretion when Thornburg becomes aware that an account no longer has a financial representative Thornburg may convert shares held in other classes of each Fund to Class I shares. These accounts will not be eligible to acquire additional shares but can continue to hold existing shares, and reinvest distributions, until the shareholder redeems the account. (See “Orphaned Accounts” section below for additional information).

As described under “Purchasing and Holding Shares through a Financial Intermediary,” investors who purchase Fund shares through a financial intermediary may be charged additional fees by that intermediary. For example, investors that transact in Class I shares through a brokerage platform with an intermediary may be required to pay a commission or other forms of compensation to that intermediary.

Investors who hold Class I shares of the Fund through a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

Information about Class R6 Shares

Class R6 shares are sold with no initial sales charge and no CDSC at the NAV per share next determined after your purchase order is received in proper form. Class R6 shares are not subject to any Rule 12b-1 Plan.

Class R6 shares of the Funds are available to Institutional Investors. For this purpose, the term “Institutional Investors” includes, but is not limited to:

•Employer-sponsored retirement plans or profit-sharing plans that qualify under sections 401(a), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (such as a 401(k) plan, money purchase pension plan, defined benefit plan,

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Taft-Hartley multi-employer plan, and a multi-participant health savings account), regardless of whether the shares to be purchased by the employer-sponsored retirement plan will be held in the name of that employer-sponsored retirement plan or in an omnibus account maintained by a financial intermediary that provides recordkeeping services to such plans;

•Collective investment trusts, funds of funds, or other pooled investment vehicles;

•529 college savings tuition programs;

•Financial intermediaries and corporations investing for their own accounts or acting for the account of another institution; and

•Endowments and foundations.

Class R6 shares will also be available through financial intermediaries that have received express written permission from Thornburg to make Class R6 shares available for use in retail omnibus accounts. You should note that not all financial intermediaries offer Class R6 shares to their customers, and even in instances where an intermediary offers Class R6 shares and has received Thornburg’s consent to make those shares available in a retail omnibus account, the intermediary may still impose its own requirements respecting which of its customers are eligible to purchase Class R6 shares.

None of the Funds that offer Class R6 shares currently impose any investment minimums on the purchase of Class R6 shares by an Institutional Investor. The plan or financial intermediary through which you purchase the Class R6 shares may, however, impose its own investment minimums. The Fund is not responsible for notifying you of any investment minimums that your plan or financial intermediary may impose, or for any changes to such minimums, so please contact your plan administrator or financial intermediary for more information.

Employees, officers, trustees, and directors of any Thornburg-sponsored fund (including the Funds) or Thornburg company, and their families and trusts established for the benefit of any of the foregoing, may also purchase Class R6 shares, provided that those shares are held in an account directly with TSL. Class R6 shares also may be available to other purchasers who hold their shares in an account directly with TSL and who are determined under procedures established by the Trustees to have acquired the shares under circumstances not involving any sales expense to the applicable Fund or to TSL; and not expected to involve administrative services that exceed those customarily provided for other Class R6 shareholders.

Adding to Your Account

Automatic Investment Plan

Investing regularly is a simple way to work towards your financial goals, and you can do so by enrolling in the Fund’s Automatic Investment Plan. This plan allows shareholders with existing accounts to schedule a predetermined amount to be withdrawn from their bank account and invested in Fund shares at regular intervals. Please note that automatic investment plans do not guarantee profits or protect against losses in a declining market. Restrictions may apply to retirement accounts. For more information or to set up an automatic investment plan, contact your financial intermediary, visit Thornburg.com or call Thornburg at 1-800-847-0200.

Exchanging Fund Shares

Subject to the bullet points below, shareholders are allowed to exchange their shares of a Fund for shares of the same class of another Fund without the imposition of any sales charge, fee, or other charge imposed being either Fund. Additionally, and subject to the bullet points below, shareholders are allowed to exchange their shares of a Fund for a different class of shares of that Fund or another Fund, with the exception of any exchange that would result in the payment of a commission on the purchase side of the exchange. Before exchanging shares, please note the following:

•The Fund you are exchanging into must be qualified for sale in your state.

•You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

•Before exchanging into a Fund, read the Prospectus for that Fund.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

•Exchanges will be treated as a sale of your shares for tax purposes and, therefore, an exchange may have tax consequences for you. See “Taxes” below for more information.

•Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate or modify your exchange privilege for any reason, including if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose.

•Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder’s right to redeem shares of any Fund.

•You will not pay a CDSC on the exchange of Class C shares of a Fund for Class C shares of another Fund, or on the exchange of Class C2 shares of a Fund for Class C2 shares of another Fund, even if the exchange occurs within 12 months of your purchase of the original shares. A CDSC will apply, however, to any subsequent sale of those Class C shares or Class C2 shares within 12 months of your original date of purchase, unless you otherwise qualify for a waiver of that CDSC. See “Information on Class C Shares,” above, for more information on CDSC waivers.

In addition, and subject to a Fund’s right to refuse an exchange for the reasons set forth above, those financial intermediaries with which TSL has an agreement to sell Class C2 shares may under certain circumstances exchange Class C shares of one Fund for Class C2 shares of another Fund, or exchange Class C2 shares of one Fund for Class C shares of another Fund. You will not pay a CDSC on such exchanges, even if the exchange occurs within 12 months of your purchase of the original shares. A CDSC will apply, however, to any subsequent sales of those Class C or Class C2 shares within 12 months of your original date of purchase, unless you otherwise qualify for a waiver of that CDSC.

If you are exchanging your Fund shares through a financial intermediary, note that the intermediary may impose a charge or fee for that service, and may impose other restrictions or apply other procedures to your redemption. Please confer with your financial intermediary to discuss those topics.

Selling Fund Shares

General Information about Fund Share Redemptions

You can withdraw money from your Fund account at any time by redeeming some or all of your shares, either by selling them back to the Fund or by selling the shares through your financial intermediary.

Your shares will be redeemed by the Fund at the NAV per share next determined after your order is received in proper form. If the shares that you are redeeming are subject to a contingent deferred sales charge (“CDSC”), the amount of the CDSC will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. No CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. For more information about CDSCs that may be applicable to your shares, see “The Funds Offer Different Share Classes,” above.

Payment for redeemed shares normally will be made by the Fund’s Transfer Agent as soon as practicable and typically within two business days, and in most cases within seven days, after receipt of a properly executed request for redemption. However, the Fund may hold payment on redemptions until it is reasonably satisfied that any investment previously made by check has been collected, which can take up to 15 business days. Additionally, if you hold your shares directly with the Fund, the Fund’s Transfer Agent may temporarily place a hold on the disbursement of redemption proceeds to you if: (a) you are either (i) a natural person age 65 or older, or (ii) a natural person age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders you unable to protect your own interests; and (b) the Transfer Agent has a reasonable belief that the redemption request is part of a scheme to financially exploit you. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Redemption proceeds are normally settled by check or bank transfer. Each Fund generally expects to meet redemption requests out of its holdings of cash, or by selling portfolio investments to generate cash to meet those requests. If considered appropriate by Thornburg, and subject to terms and conditions approved by the Trustees, a Fund may pay redemption proceeds in portfolio securities rather than normal settlement.

Redeeming Shares through a Financial Intermediary

You may sell your Fund shares through a financial intermediary. If you do so, note that the intermediary may impose a charge or fee for that service, and may impose other restrictions or apply other procedures to your redemption. Please confer with your financial intermediary to discuss those topics.

Redeeming Shares Directly with the Fund

You may use any of the following methods to submit a redemption request directly to the Fund rather than through a financial intermediary:

•Written Instructions. A form to request a redemption is available on Thornburg.com. You may mail your instructions to the Funds’ Transfer Agent at the address listed above under Important General Information. Your instructions should include the information required by the form, including, but not limited to: your name and the account number; the name of the Fund(s) you wish to redeem; the dollar amount or number of shares to be redeemed; a Medallion Signature Guarantee stamp, if required (see “Medallion Signature Guarantee” below for additional information); and your signature (see “Signature Requirements” below for additional information).

•Telephone and Internet Instructions. Subject to certain limitations, you may redeem shares by calling 1-800-847-0200 or accessing your account through Thornburg.com. You also have the choice to opt out of these services by marking the opt-out box on your account application. Existing account holders can add or remove these privileges by completing a Telephone/Internet Redemption form, available at Thornburg.com, or by calling the number above. The Funds, Thornburg, TSL, and the Funds’ Transfer Agent will not be responsible for confirming the authenticity of instructions provided by telephone or internet, nor for any loss, liability, cost or expense associated with acting upon such telephone or internet instructions, provided that reasonable procedures are followed to identify the caller or the online user. This may include recording of telephone transactions, using multi-factor authentication, sending written confirmation of such transactions to you, and requesting certain information to confirm the identity of the caller at the time of the transaction. We recommend that you verify the accuracy of each telephone and internet transaction immediately after you receive your confirmation statement for that transaction.

If you are redeeming some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a combined net asset value of less than $1,000. No CDSC will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Medallion Signature Guarantees

Certain transaction instructions may involve greater risk.  In seeking to protect shareholder assets and the Funds, the Trust may require a Medallion Signature Guarantee (or alternate verification) for any redemption or transaction instruction.  It is possible Shareholders may obtain a Medallion Signature Guarantee from a bank, broker-dealer, credit union or other participant in the Securities Transfer Agent Medallion Program (“STAMP”). While in certain circumstances a notarized instruction may be accepted, along with additional verification, a notary public generally does not provide a signature guarantee.

In general, the Trust will request a Medallion Signature Guarantee in the following circumstances:

•any requests to send redemption proceeds to a different address or bank account than what is already established on your account;

•any requests that involve changing ownership or account registration; and

•redemptions above $250,000.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

If you are redeeming shares through your financial intermediary, you should contact that intermediary to determine whether Medallion Signature Guarantee requirements may apply.

Signature Requirements

The following signature requirements apply to a redemption request that you submit in writing to the Fund’s Transfer Agent.

•Individual, Joint Tenants, Tenants in Common, Sole Proprietor, or General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

•UGMA or UTMA. Instructions must be signed by the custodian exactly as the custodian’s name appears on the account.

•Trust. Instructions must be signed by the trustee, showing the trustee’s capacity.

•Corporation or Association. Instructions must be signed by a person authorized to sign on the account. Please include a copy of corporate resolution authorizing the signer to act.

•IRA or Retirement Account. Instructions must be signed by shareowner exactly as shareowner’s name appears on the account. In certain circumstances a financial representative listed on the account may be permitted to authorize this type of transaction.

•Coverdell Education Savings Account. Instructions must be signed by the Responsible Individual exactly as Responsible Individual’s name appears on the account. In certain circumstances a financial representative listed on the account may be permitted to authorize this type of transaction.

•Executor, Administrator, Conservator, or Guardian. Request should be signed in capacity by Executor, Administrator, Conservator, or Guardian In these circumstances, additional documentation may be required to complete the transaction.

If you are redeeming shares through your financial intermediary, you should contact that intermediary to determine what signature requirements may apply.

Systematic Withdrawal Plan

Systematic withdrawal plans let you set up periodic redemptions from your account. The minimum periodic redemption amount under a systematic withdrawal plan is $50. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. If you have at least $10,000 invested in your account at the time you set up a systematic withdrawal plan, the CDSC which would ordinarily be imposed on redemptions of Class C or Class C2 shares from that account within one year of purchase will be waived on redemptions up to 10% of the account value as of the date you set up your systematic withdrawal plan. Please contact your financial intermediary, visit Thornburg.com, or call Thornburg at 1-800-847-0200 for more information about establishing a systematic withdrawal plan.

Orphaned Accounts

Unless otherwise permitted, all accounts holding Fund shares must identify a registered broker-dealer or financial intermediary representing the shareholder. If your relationship with the financial intermediary or TSL’s relationship with the financial intermediary is terminated, your account will be classified as an “orphaned account.” In this case, TSL may, at its sole discretion, take one or more of the following actions:

•Notify you in writing of the change to your account statements and request that you establish a relationship with a new financial intermediary;

•Restrict all trading activity in your account, except for redemptions, until a new financial intermediary is named;

•Redeem the holdings in your accounts and send the proceeds to you; or

•As permitted, convert Class A, Class C, Class C2, or Class D shares in your account to Class I shares of the same fund.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Inactive Accounts

Under certain states’ laws, the assets within a financial account may be deemed to have been abandoned if the account is inactive for a specified period of time. The factors used to determine whether an account is inactive vary from state to state, but may include lack of interaction with the Funds or the Funds’ Transfer agent, a shareholder’s failure to cash a check, update their mailing address, or respond to Fund inquiries within the specified time period. Generally, under these state laws, simply receiving communication from the Funds will not meet the criteria for contact. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator. While Thornburg or the Funds’ Transfer Agent will attempt to contact you, you are responsible for ensuring that your account is not “abandoned” for purposes of these state laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

The State of Texas has enacted a law which allows Texas residents to designate a representative who can be contacted if the assets in your Fund account are at risk of being considered abandoned and turned over to the State. The designated representative will not have any rights or access to your mutual fund shares and will only receive notice if your property is deemed abandoned. If you are a resident of Texas and wish to designate such a representative, please complete the Unclaimed Property Designation of Representative form located on the website of the Texas Comptroller of Public Accounts at https://comptroller.texas.gov/programs/claim-it/report/forms/index.php, and return that completed form to the Fund’s Transfer Agent at address identified above.

Excessive Trading

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund’s investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund’s longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders’ shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund’s performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund’s transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders. Those policies and procedures delegate to Thornburg the task of monitoring trading activity in the Funds to identify excessive trading. In determining whether particular trading activity constitutes excessive trading, Thornburg may consider various factors, including the nature of securities held by a Fund (including whether any significant portion of the Fund’s securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund’s portfolio securities. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds’ investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Purchase orders (including the purchase side of an exchange transaction) may be rejected by any Fund if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Thornburg Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively).

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSL will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees upon request to provide Thornburg with certain information regarding investors who trade in Fund shares through the omnibus account, and to restrict or prohibit further purchases or exchanges of Fund shares by any investor who Thornburg has identified as having engaged in excessive trading activity within the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The financial intermediaries who hold shares through omnibus accounts may also implement procedures, separate from the procedures that Thornburg implements, to monitor and restrict trading by their customers that the intermediaries perceive to be excessive.

Compensation to Financial Intermediaries

Sales charges that are paid to a financial intermediary when you buy or redeem Fund shares, if any, and amounts that could be paid by each Fund in connection with rule 12b-1 plans, if any, are displayed for each Fund under the caption “Fees and Expenses of the Fund” in the front portion of this Prospectus. Additional information about those sales charges and 12b-1 plan payments also appears above under the heading “The Funds Offer Different Share Classes.” Although the rule 12b-1 Service Plan applicable to Class A shares of each of Limited Term U.S. Government Fund, Limited Term Income Fund, Limited Term Municipal Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, Intermediate Municipal Fund, and Strategic Municipal Income Fund provides for the payment of up to 0.25% of the class’s net assets each year, financial intermediaries who sell Class A shares of those Funds shall only be paid 0.10% of the value of those assets during the first year after the Class A shares are sold.

With respect to Class A, Class C, Class C2, Class D, or Class I shares, Thornburg and TSL may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries’ marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder’s fees or similar incentives, “revenue sharing,” marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSL also may provide non-monetary compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs. Because a financial intermediary may have a financial incentive to recommend a particular mutual fund to the intermediary’s customers if the intermediary receives payments or other support from that fund’s affiliates, investors who hold their Fund shares through a financial intermediary should consult with that intermediary and carefully review any disclosure by that intermediary respecting the intermediary’s compensation. Neither Thornburg nor TSL pay any commission, compensation, revenue sharing, market support, or other such amount to financial intermediaries with respect to Class R6 shares.

With respect to Class A, Class C, Class C2, Class D, or Class I shares, the Funds may pay amounts to financial intermediaries to compensate those intermediaries for shareholder support and account maintenance services that the intermediaries provide to their customers who own Fund shares. The Funds may make such payments to the extent the services provided by these financial intermediaries replace services which would otherwise be provided by the Funds’ transfer agent or other persons hired directly by the Funds. The services provided by these financial intermediaries may include account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing, and distribution of Fund prospectuses, shareholder reports and other information. Thornburg also may pay amounts from its own resources to financial intermediaries for those services. In certain circumstances, these amounts will not be paid to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum. Neither the Funds nor Thornburg pay any amount to financial intermediaries with respect to Class R6 shares for shareholder support, account maintenance or administration, recordkeeping, subaccounting or subtransfer agency, transaction processing, or similar service.

In addition to the amounts described above, some financial intermediaries may charge their account holders transaction fees, account or “wrap” fees and other amounts, which the investor can learn about by asking the investor’s financial intermediary.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

Dividends and Distributions

The Funds expect to distribute substantially all their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of income received by each Fund, reduced by expenses of the Fund. Dividends from net investment income, if any, are declared and paid according to the following schedule:

Fund	Declares	Pays
Global Opportunities Fund	annually	annually
International Equity Fund	annually	annually
Better World International Fund	annually	annually
International Growth Fund	annually	annually
Developing World Fund	annually	annually
Investment Income Builder Fund	daily	quarterly
Summit Fund	quarterly	quarterly
Ultra Short Income Fund	monthly	monthly
Limited Term U.S. Government Fund	monthly	monthly
Limited Term Income Fund	monthly	monthly
Core Plus Bond Fund	monthly	monthly
Strategic Income Fund	daily	monthly
Short Duration Municipal Fund	daily	monthly
Limited Term Municipal Fund	daily	monthly
Intermediate Municipal Fund	daily	monthly
Strategic Municipal Income Fund	daily	monthly
California Limited Term Municipal Fund	daily	monthly
New Mexico Intermediate Municipal Fund	daily	monthly
New York Intermediate Municipal Fund	daily	monthly

Net capital gains are the gains realized by a Fund upon sale of investments, reduced by losses realized upon sale of investments. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Distribution Options

When you open an account, you must specify how you want to receive your distributions. Each Fund offers two options for each type of distribution, which you can change at any time:

1.Dividends/Capital Gains: Reinvestment Option – If you select the reinvest option, or you do not indicate a choice on your application, your dividend and/or capital gain distributions, if any, will be automatically invested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your distributions in the shares of any other available Thornburg Fund.

2.Dividends/Capital Gains: Cash Option – If you select the cash option, your dividend and/or capital gain distributions, if any, will be sent via ACH to your designated bank account, or sent to you by check. Checks are normally mailed on the third business day after the end of the period for which the distribution is made.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Investors should consider the tax implications of buying shares in a Fund just before a distribution. Unless a Fund accrues dividends daily for each investor, the money a Fund earns from its dividend, interest, capital gains and other income is reflected in the Fund’s share price until it distributes the money. At that time the distribution is deducted from the share price. If you buy shares just before a Fund makes a distribution (and, in particular, a capital gains distribution), you will get back some of your money as a taxable distribution. When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See “Taxes,” below. To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

Taxes

Federal Taxes – In General

Certain general aspects of federal income taxation of shareholders are discussed below. This discussion relates mostly to individual shareholders who hold their Fund shares through taxable accounts. Distributions paid by a Fund to a shareholder who holds their shares through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, are generally not taxable at the time of distribution but may be taxed when the shareholder withdraws monies from that tax-advantaged arrangement. The following is not intended as tax advice and all prospective investors should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Please note that, in addition to the taxes described below, a 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Net investment income does not include Exempt Interest Dividends paid by the Municipal Funds. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Federal Tax Treatment of Distributions - Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, Investment Income Builder Fund, Summit Fund, Limited Term U.S. Government Fund, Limited Term Income Fund, Ultra Short Income Fund, Core Plus Bond Fund, and Strategic Income Fund

Distributions to shareholders representing net investment income, income realized upon amortization of market discount on debt obligations, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to noncorporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares. In addition, there is a possibility that some of the distributions of a Fund may be classified as return of capital.

Federal Tax Treatment of Distributions – Municipal Funds

Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, and New York Intermediate Municipal Fund (the “Municipal Funds”) intend to satisfy conditions that will enable them to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by a Fund, as “Exempt Interest Dividends.” Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Municipal Funds of any net interest income received from municipal obligations whose income is not exempt from regular federal or state taxes, and distributions of any net interest income received from non-municipal obligations that the Funds hold as temporary defensive positions, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions by each of the Municipal Funds of any net short-term capital gains realized by the Fund, and any distributions of income realized upon amortization of market discount on portfolio

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Additional Information

investments, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Net long-term capital gains distributed by the Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although realized gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail information to shareholders regarding the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See “State Taxes.”)

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by a Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable. In that case, the portions of distributions made by the Fund relating to the taxable interest payments would be taxable to shareholders. If such determination by the Service is made retroactively, with respect to distributions made by a Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Sales or Redemptions of Shares – All Funds

An investor’s redemption of Fund shares, or exchange of shares for shares of another Fund, is generally a taxable transaction for federal income tax purposes, and the shareholder realizes gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange. Applicable law requires Thornburg to provide to both the shareholder and the Internal Revenue Service information about the cost basis and holding period of any Fund shares redeemed or sold in accounts specified by regulations for shares acquired by the shareholder on or after January 1, 2012 (“covered shares”). Information about the cost basis and holding period of covered shares will be reported to the shareholder and the Internal Revenue Service on Form 1099-B, and shareholders will be required to use that information when completing their annual federal income tax returns. Thornburg’s default method for calculating cost basis is the Average Cost method. For shareholders who hold their Fund shares through a financial intermediary, the intermediary may select a different default method for calculating cost basis. Shareholders who wish to elect a cost basis method other than the applicable default method should contact Thornburg at 1-800-847-0200 or their financial intermediary for instructions. The cost basis method elected by the shareholder or applied by default may not be changed for any sale or exchange of Fund shares after the settlement date of that sale or exchange. Thornburg offers no tax advice, and shareholders are advised to consult their own tax advisors respecting which cost basis method may be most appropriate for them.

State Taxes

The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Funds are advised to consult their own tax advisors in that regard. Each Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individuals attributable to interest on municipal obligations originating in California, New Mexico and New York are not subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owned shares in New Mexico Intermediate Municipal Fund, will not be required by New Mexico to pay New Mexico state income taxes on interest dividends attributable to obligations owned by the Fund and originating in New Mexico. Additionally, individual shareholders of New York Intermediate Municipal Fund are not subject to New York City income taxes on interest dividends of the Fund attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Additional Information

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2025, for each Fund appears in the financial statements for the Fund, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

The report of PricewaterhouseCoopers LLP, together with each Fund’s financial statements, is included in each Fund’s Form N-CSR, which is available upon request.

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THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Global Opportunities Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS A SHARES(c)
2025	$39.69	1.03	8.84	9.87	(0.97)	(0.97)	—	(1.94)	$47.62
2024	$32.63	0.46	8.43	8.89	(0.63)	(1.20)	—	(1.83)	$39.69
2023	$27.76	0.67	5.35	6.02	(0.36)	(0.79)	—	(1.15)	$32.63
2022	$39.32	0.28	(6.80)	(6.52)	(0.49)	(4.55)	—	(5.04)	$27.76
2021	$31.69	0.53	9.40	9.93	—(d)	(2.30)	—	(2.30)	$39.32
CLASS C SHARES
2025	$37.55	0.71	8.36	9.07	(0.58)	(0.97)	—	(1.55)	$45.07
2024	$30.82	0.12	8.02	8.14	(0.21)	(1.20)	—	(1.41)	$37.55
2023	$26.21	0.40	5.06	5.46	(0.06)	(0.79)	—	(0.85)	$30.82
2022	$37.36	—(e)	(6.41)	(6.41)	(0.19)	(4.55)	—	(4.74)	$26.21
2021	$30.44	0.22	9.00	9.22	—	(2.30)	—	(2.30)	$37.36
CLASS I SHARES
2025	$39.93	1.15	8.90	10.05	(1.09)	(0.97)	—	(2.06)	$47.92
2024	$32.82	0.59	8.45	9.04	(0.73)	(1.20)	—	(1.93)	$39.93
2023	$27.91	0.78	5.37	6.15	(0.45)	(0.79)	—	(1.24)	$32.82
2022	$39.49	0.39	(6.83)	(6.44)	(0.59)	(4.55)	—	(5.14)	$27.91
2021	$31.81	0.64	9.43	10.07	(0.09)	(2.30)	—	(2.39)	$39.49
CLASS R6 SHARES
2025	$40.13	1.20	8.95	10.15	(1.14)	(0.97)	—	(2.11)	$48.17
2024	$32.97	0.63	8.51	9.14	(0.78)	(1.20)	—	(1.98)	$40.13
2023	$28.03	0.82	5.40	6.22	(0.49)	(0.79)	—	(1.28)	$32.97
2022	$39.64	0.44	(6.86)	(6.42)	(0.64)	(4.55)	—	(5.19)	$28.03
2021	$31.93	0.70	9.44	10.14	(0.13)	(2.30)	—	(2.43)	$39.64

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R6
2024	1.28%	0.34%	1.62%	1.75%
2023	2.07%	1.28%	2.38%	2.52%
2022	0.79%	(0.04)%	1.10%	1.24%
2021	1.36%	0.57%	1.64%	1.80%

(b)Not annualized for periods less than one year.

(c)Sales loads are not reflected in computing total return.

(d)Dividends From Net Investment Income was less than 0.01.

(e)Net investment income (loss) was less than $0.01 per share.

(f)Net investment income (loss) was less than 0.01%.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Global Opportunities Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(b)	Portfolio Turnover Rate (%)(b)	Net Assets at End of Period (Thousands)

2.57	1.29	1.33	26.48	15.07	$391,006
1.29	1.30	1.34	28.68	14.91	$347,532
2.09	1.29	1.33	21.93	17.07	$284,351
0.83	1.29	1.35	(19.31)	26.92	$218,968
1.42	1.27	1.31	32.82	25.48	$277,126

1.87	2.13	2.16	25.47	15.07	$22,337
0.36	2.14	2.17	27.59	14.91	$27,358
1.31	2.09	2.13	20.99	17.07	$39,916
—(f)	2.06	2.11	(19.94)	26.92	$63,994
0.63	2.04	2.08	31.77	25.48	$112,420

2.84	0.99	1.07	26.89	15.07	$966,053
1.64	0.99	1.08	29.05	14.91	$829,383
2.41	0.99	1.06	22.32	17.07	$626,942
1.14	0.99	1.06	(19.06)	26.92	$446,228
1.69	0.99	1.06	33.17	25.48	$605,581

2.94	0.85	1.00	27.06	15.07	$110,386
1.77	0.85	1.01	29.25	14.91	$75,852
2.54	0.85	1.02	22.50	17.07	$57,844
1.28	0.85	1.03	(18.95)	26.92	$47,300
1.85	0.85	1.00	33.32	25.48	$57,072

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg International Equity Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(d)
2025	$29.04	0.43	4.31	4.74	(0.42)	(1.31)	—	(1.73)	$32.05
2024	$22.51	0.46	6.61	7.07	(0.44)	(0.10)	—	(0.54)	$29.04
2023	$18.19	0.38	4.30	4.68	(0.36)	—	—	(0.36)	$22.51
2022	$28.75	0.29	(7.15)	(6.86)	(0.27)	(3.43)	—	(3.70)	$18.19
2021	$24.78	0.31	4.49	4.80	(0.06)	(0.77)	—	(0.83)	$28.75
CLASS C SHARES
2025	$24.78	0.14	3.66	3.80	(0.19)	(1.31)	—	(1.50)	$27.08
2024	$19.24	0.18	5.67	5.85	(0.21)	(0.10)	—	(0.31)	$24.78
2023	$15.61	0.15	3.69	3.84	(0.21)	—	—	(0.21)	$19.24
2022	$25.20	0.11	(6.13)	(6.02)	(0.14)	(3.43)	—	(3.57)	$15.61
2021	$21.91	0.06	4.00	4.06	—	(0.77)	—	(0.77)	$25.20
CLASS I SHARES
2025	$30.31	0.59	4.46	5.05	(0.50)	(1.31)	—	(1.81)	$33.55
2024	$23.46	0.56	6.88	7.44	(0.49)	(0.10)	—	(0.59)	$30.31
2023	$18.98	0.44	4.48	4.92	(0.44)	—	—	(0.44)	$23.46
2022	$29.88	0.41	(7.47)	(7.06)	(0.41)	(3.43)	—	(3.84)	$18.98
2021	$25.70	0.39	4.68	5.07	(0.12)	(0.77)	—	(0.89)	$29.88
CLASS R6 SHARES
2025	$30.16	0.61	4.45	5.06	(0.54)	(1.31)	—	(1.85)	$33.37
2024	$23.34	0.62	6.84	7.46	(0.54)	(0.10)	—	(0.64)	$30.16
2023	$18.89	0.48	4.46	4.94	(0.49)	—	—	(0.49)	$23.34
2022	$29.75	0.45	(7.43)	(6.98)	(0.45)	(3.43)	—	(3.88)	$18.89
2021	$25.59	0.44	4.65	5.09	(0.16)	(0.77)	—	(0.93)	$29.75

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R6
2025	1.60%	0.66%	2.03%	2.13%
2024	1.60%	0.63%	1.90%	2.11%
2023	1.77%	0.87%	1.99%	2.18%
2022	1.20%	0.52%	1.61%	1.80%
2021	0.99%	0.16%	1.23%	1.40%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.17%; Class C, 2.06%; Class I, 0.87%; Class R6, 0.70% and 2021 would have been: Class A, 1.25%; Class C, 1.96%; Class I, 0.94%; Class R6, 0.79%.

(c)Not annualized for periods less than one year.

(d)Sales loads are not reflected in computing total return.

(e)The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 26.15%.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg International Equity Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Year (Thousands)

1.53	1.16	1.24	17.96	28.49	$469,430
1.81	1.22	1.33	31.94	45.47	$432,976
1.68	1.10	1.23	25.83	43.13	$371,073
1.25	1.30	1.38	(27.88)	48.88	$339,638
1.07	1.58	1.58	19.66	42.85	$543,262

0.58	2.05	2.14	16.94	28.49	$10,960
0.83	2.11	2.22	30.76	45.47	$10,055
0.77	1.98	2.12	24.70	43.13	$12,360
0.56	1.96	2.05	(28.38)	48.88	$13,978
0.24	2.26	2.26	18.83	42.85	$27,189

1.98	0.87	0.96	18.32	28.49	$2,967,479
2.11	0.93	1.04	32.37	45.47	$1,747,826
1.90	0.88	1.01	26.09(e)	43.13	$1,390,996
1.66	0.90	1.00	(27.64)	48.88	$1,254,672
1.32	1.24	1.24	20.05	42.85	$2,000,723

2.07	0.70	0.88	18.52	28.49	$600,774
2.34	0.76	0.97	32.58	45.47	$439,072
2.09	0.70	0.94	26.29	43.13	$294,974
1.85	0.73	0.92	(27.47)	48.88	$243,442
1.49	1.09	1.18	20.21	42.85	$331,621

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Better World International Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(c)
2025	$19.32	0.20	1.81	2.01	(0.14)	—	—	(0.14)	$21.19
2024	$16.10	0.15	3.25	3.40	(0.18)	—	—	(0.18)	$19.32
2023	$13.48	0.14	2.52	2.66	(0.04)	—	—	(0.04)	$16.10
2022	$21.46	0.06	(5.18)	(5.12)	—	(2.86)	—	(2.86)	$13.48
2021	$15.66	0.01	5.79	5.80	—	—	—	—	$21.46
CLASS C SHARES
2025	$18.70	0.03	1.77	1.80	—	—	—	—	$20.50
2024	$15.59	0.02	3.15	3.17	(0.06)	—	—	(0.06)	$18.70
2023	$13.11	0.02	2.46	2.48	—	—	—	—	$15.59
2022	$21.08	(0.07)	(5.04)	(5.11)	—	(2.86)	—	(2.86)	$13.11
2021	$15.51	(0.15)	5.72	5.57	—	—	—	—	$21.08
CLASS I SHARES
2025	$19.97	0.29	1.88	2.17	(0.26)	—	—	(0.26)	$21.88
2024	$16.64	0.25	3.35	3.60	(0.27)	—	—	(0.27)	$19.97
2023	$13.93	0.24	2.61	2.85	(0.14)	—	—	(0.14)	$16.64
2022	$22.03	0.15	(5.34)	(5.19)	(0.05)	(2.86)	—	(2.91)	$13.93
2021	$16.06	0.11	5.93	6.04	(0.07)	—	—	(0.07)	$22.03

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I
2024	0.87%	0.13%	1.41%
2023	0.85%	0.12%	1.42%
2022	0.32%	(0.43)%	0.88%
2021	0.04%	(0.78)%	0.51%

(b)Not annualized for periods less than one year.

(c)Sales loads are not reflected in computing total return.

(d)The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 10.57%.

+ Based on weighted average shares outstanding. See notes to financial statements.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Better World International Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(b)	Portfolio Turnover Rate (%)(b)	Net Assets at End of Year (Thousands)

1.02	1.41	1.56	10.51(d)	39.30	$39,870
0.89	1.44	1.58	21.27	60.57	$38,159
0.87	1.46	1.60	19.79	80.23	$40,587
0.34	1.47	1.58	(27.93)	140.89	$33,050
0.05	1.57	1.57	37.04	119.96	$40,287

0.17	2.19	2.62	9.64	39.30	$5,387
0.15	2.19	2.55	20.42	60.57	$6,575
0.14	2.19	2.82	18.92	80.23	$6,177
(0.42)	2.24	2.50	(28.44)	140.89	$4,391
(0.77)	2.38	2.85	35.91	119.96	$5,597

1.48	0.90	1.24	11.09	39.30	$462,577
1.42	0.90	1.24	21.90	60.57	$525,322
1.44	0.90	1.26	20.49	80.23	$513,331
0.89	0.96	1.25	(27.54)	140.89	$346,395
0.53	1.09	1.21	37.72	119.96	$302,026

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg International Growth Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(d)
2025	$27.10	(0.02)	0.35	0.33	(0.01)	(1.89)	—	(1.90)	$25.53
2024	$21.59	0.03	5.53	5.56	(0.05)	—	—	(0.05)	$27.10
2023	$18.22	0.02	3.41	3.43	(0.06)	—	—	(0.06)	$21.59
2022	$30.27	0.03	(10.09)	(10.06)	—	(1.99)	—	(1.99)	$18.22
2021	$28.37	(0.09)	2.37	2.28	—	(0.38)	—	(0.38)	$30.27
CLASS C SHARES
2025	$23.95	(0.25)	0.28	0.03	—	(1.89)	$22.09	(1.89)	$23.95
2024	$19.22	(0.20)	4.93	4.73	—	—	$23.95	—	$19.22
2023	$16.33	(0.16)	3.05	2.89	—	—	$19.22	(1.99)	$16.33
2022	$27.55	(0.17)	(9.06)	(9.23)	—	(1.99)	$16.33	(0.38)	$27.55
2021	$26.06	(0.31)	2.18	1.87	—	(0.38)	$27.55	(0.11)	$26.06
CLASS I SHARES
2025	$28.20	0.06	0.38	0.44	(0.10)	(1.89)	—	(1.99)	$26.65
2024	$22.46	0.12	5.77	5.89	(0.15)	—	—	(0.15)	$28.20
2023	$18.97	0.11	3.53	3.64	(0.15)	—	—	(0.15)	$22.46
2022	$31.32	0.12	(10.48)	(10.36)	—	(1.99)	—	(1.99)	$18.97
2021	$29.27	(0.01)	2.44	2.43	—	(0.38)	—	(0.38)	$31.32
CLASS R6 SHARES
2025	$28.43	0.10	0.37	0.47	(0.13)	(1.89)	—	(2.02)	$26.88
2024	$22.65	0.16	5.79	5.95	(0.17)	—	—	(0.17)	$28.43
2023	$19.13	0.14	3.56	3.70	(0.18)	—	—	(0.18)	$22.65
2022	$31.54	0.15	(10.57)	(10.42)	—	(1.99)	—	(1.99)	$19.13
2021	$29.44	0.02	2.46	2.48	—	(0.38)	—	(0.38)	$31.54

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R6
2024	0.09%	(0.93)%	0.46%	0.58%
2023	0.08%	(0.83)%	0.45%	0.58%
2022	0.08%	(0.83)%	0.42%	0.56%
2021	(0.37)%	(1.18)%	(0.10)%	(0.02)%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.26%; Class C, 2.07%; Class I, 0.99%; Class R6, 0.89%.

(c)Not annualized for periods less than one year.

(d)Sales loads are not reflected in computing total return.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg International Growth Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Year (Thousands)

(0.08)	1.36	1.40	1.96	28.90	$88,769
0.11	1.37	1.38	25.81	44.57	$92,101
0.10	1.37	1.38	18.82	37.24	$86,983
0.13	1.36	1.36	(35.72)	63.54	$86,145
(0.29)	1.27	1.27	8.07	34.41	$154,613

(1.19)	2.38	2.59	0.90	28.90	$4,030
(0.91)	2.36	2.37	24.61	44.57	$6,985
(0.81)	2.27	2.28	17.70	37.24	$8,572
(0.78)	2.22	2.23	(36.27)	63.54	$10,939
(1.10)	2.07	2.07	7.21	34.41	$27,864

0.24	0.99	1.10	2.36	28.90	$528,819
0.48	0.99	1.04	26.30	44.57	$673,335
0.47	0.99	1.06	19.23	37.24	$627,050
0.47	0.99	1.06	(35.47)	63.54	$724,495
(0.02)	1.00	1.00	8.34	34.41	$1,584,102

0.37	0.89	1.04	2.45	28.90	$89,120
0.60	0.89	1.02	26.39	44.57	$90,922
0.60	0.89	1.02	19.38	37.24	$73,130
0.61	0.89	1.01	(35.41)	63.54	$66,867
0.06	0.90	0.96	8.46	34.41	$107,884

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Developing World Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(d)
2025	$22.92	0.24	3.30	3.54	(0.52)	—	—	(0.52)	$25.94
2024	$19.68	0.07	3.51	3.58	(0.34)	—	—	(0.34)	$22.92
2023	$18.43	0.18	1.34	1.52	(0.27)	—	—	(0.27)	$19.68
2022	$27.58	0.39	(9.54)	(9.15)	—	—	—	—	$18.43
2021	$22.92	—(f)	4.66	4.66	—	—	—	—	$27.58
CLASS C SHARES
2025	$21.45	0.03	3.12	3.15	(0.30)	—	—	(0.30)	$24.30
2024	$18.40	(0.10)	3.27	3.17	(0.12)	—	—	(0.12)	$21.45
2023	$17.18	0.01	1.26	1.27	(0.05)	—	—	(0.05)	$18.40
2022	$25.93	0.14	(8.89)	(8.75)	—	—	—	—	$17.18
2021	$21.71	(0.21)	4.43	4.22	—	—	—	—	$25.93
CLASS I SHARES
2025	$23.54	0.34	3.39	3.73	(0.63)	—	—	(0.63)	$26.64
2024	$20.21	0.17	3.59	3.76	(0.43)	—	—	(0.43)	$23.54
2023	$18.93	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.21
2022	$28.22	0.50	(9.79)	(9.29)	—	—	—	—	$18.93
2021	$23.40	0.10	4.76	4.86	(0.04)	—	—	(0.04)	$28.22
CLASS R6 SHARES
2025	$23.60	0.30	3.46	3.76	(0.65)	—	—	(0.65)	$26.71
2024	$20.26	0.20	3.59	3.79	(0.45)	—	—	(0.45)	$23.60
2023	$18.98	0.29	1.37	1.66	(0.38)	—	—	(0.38)	$20.26
2022	$28.26	0.52	(9.80)	(9.28)	—	—	—	—	$18.98
2021	$23.43	0.12	4.78	4.90	(0.07)	—	—	(0.07)	$28.26

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R6
2022	1.63%	0.61%	2.06%	2.14%
2021	(0.02)%	(0.82)%	0.33%	0.42%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.43%; Class C, 2.19%; Class I, 1.09%; Class R6, 0.99%.

(c)Not annualized for periods less than one year.

(d)Sales loads are not reflected in computing total return.

(e)The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 18.40% for 2024 and 15.92% for 2025.

(f)Net investment income (loss) was less than $0.01 per share.

(g)The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 19.44%.

+ Based on weighted average shares outstanding. See notes to financial statements.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Developing World Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Year (Thousands)

1.05	1.45	1.61	15.97(e)	46.93	$73,995
0.36	1.47	1.62	18.35(e)	90.88	$76,267
0.87	1.45	1.60	8.24	37.64	$83,389
1.63	1.44	1.54	(33.18)	68.24	$87,897
(0.01)	1.43	1.43	20.33	61.50	$131,471

0.16	2.33	2.71	14.94	46.93	$6,350
(0.53)	2.33	2.54	17.31	90.88	$7,493
0.04	2.27	2.42	7.36	37.64	$11,621
0.62	2.26	2.36	(33.74)	68.24	$17,044
(0.81)	2.19	2.19	19.49(g)	61.50	$40,933

1.44	1.04	1.34	16.43	46.93	$466,106
0.78	1.04	1.29	18.92	90.88	$519,163
1.31	1.04	1.28	8.66	37.64	$802,285
2.07	1.06	1.23	(32.92)	68.24	$772,911
0.34	1.09	1.15	20.78	61.50	$925,280

1.30	0.94	1.27	16.54	46.93	$34,827
0.91	0.94	1.24	19.04	90.88	$68,459
1.40	0.94	1.24	8.75	37.64	$60,741
2.14	0.96	1.20	(32.84)	68.24	$54,406
0.43	0.99	1.11	20.90	61.50	$78,006

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Investment Income Builder Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS A SHARES(d)
2025	$26.67	1.33	5.29	6.62	(1.20)	(0.22)	—	(1.42)	$31.87
2024	$22.33	1.04	4.42	5.46	(1.12)	—	—	(1.12)	$26.67
2023	$19.22	1.11	3.14	4.25	(1.14)	—	—	(1.14)	$22.33
2022	$22.96	1.18	(3.75)	(2.57)	(1.17)	—	—	(1.17)	$19.22
2021	$18.70	1.19	4.19	5.38	(1.12)	—	—	(1.12)	$22.96
CLASS C SHARES
2025	$26.62	1.11	5.30	6.41	(0.99)	(0.22)	—	(1.21)	$31.82
2024	$22.30	0.85	4.41	5.26	(0.94)	—	—	(0.94)	$26.62
2023	$19.19	0.94	3.15	4.09	(0.98)	—	—	(0.98)	$22.30
2022	$22.93	0.98	(3.72)	(2.74)	(1.00)	—	—	(1.00)	$19.19
2021	$18.68	1.00	4.19	5.19	(0.94)	—	—	(0.94)	$22.93
CLASS I SHARES
2025	$26.87	1.40	5.34	6.74	(1.28)	(0.22)	—	(1.50)	$32.11
2024	$22.50	1.11	4.45	5.56	(1.19)	—	—	(1.19)	$26.87
2023	$19.36	1.19	3.15	4.34	(1.20)	—	—	(1.20)	$22.50
2022	$23.13	1.25	(3.78)	(2.53)	(1.24)	—	—	(1.24)	$19.36
2021	$18.84	1.25	4.22	5.47	(1.18)	—	—	(1.18)	$23.13
CLASS R6 SHARES
2025	$26.79	1.44	5.30	6.74	(1.30)	(0.22)	—	(1.52)	$32.01
2024	$22.43	1.14	4.43	5.57	(1.21)	—	—	(1.21)	$26.79
2023	$19.30	1.21	3.13	4.34	(1.21)	—	—	(1.21)	$22.43
2022	$23.06	1.27	(3.78)	(2.51)	(1.25)	—	—	(1.25)	$19.30
2021	$18.78	1.27	4.20	5.47	(1.19)	—	—	(1.19)	$23.06

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R6
2025	4.68%	3.92%	4.91%	5.06%
2024	4.24%	3.46%	4.49%	4.62%
2023	5.05%	4.25%	5.34%	5.45%
2022	4.71%	3.83%	4.96%	5.14%
2021	5.07%	4.25%	5.28%	5.40%

(b)Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.13%; Class C, 1.89%; Class I, 0.89%; Class R6, 0.80% and 2021 would have been: Class A, 1.13%; Class C, 1.90%; Class I, 0.89%; Class R6, 0.80%.

(c)Not annualized for periods less than one year.

(d)Sales loads are not reflected in computing total return.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Investment Income Builder Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)	Total Return (%)(c)	Portfolio Turnover Rate (%)(c)	Net Assets at End of Period (Thousands)

4.72	1.12	1.12	25.70	27.78	$5,259,750
4.25	1.13	1.13	24.85	24.81	$4,501,106
5.07	1.13	1.13	22.29	26.28	$3,888,316
5.14	1.14	1.14	(11.81)	25.31	$3,344,513
5.32	1.26	1.26	28.90	18.99	$3,876,333

3.97	1.87	1.87	24.84	27.78	$598,811
3.48	1.89	1.89	23.88	24.81	$510,173
4.26	1.86	1.86	21.46	26.28	$493,453
4.26	1.89	1.89	(12.52)	25.31	$570,348
4.49	2.03	2.03	27.93	18.99	$922,523

4.95	0.88	0.88	25.98	27.78	$11,458,627
4.50	0.89	0.89	25.12	24.81	$8,599,135
5.35	0.88	0.88	22.61	26.28	$6,799,321
5.40	0.89	0.89	(11.61)	25.31	$5,213,452
5.54	1.02	1.02	29.18	18.99	$5,858,020

5.10	0.80	0.82	26.06	27.78	$364,290
4.64	0.80	0.83	25.23	24.81	$267,983
5.47	0.80	0.83	22.70	26.28	$199,924
5.55	0.80	0.85	(11.54)	25.31	$133,706
5.66	0.93	0.97	29.32	18.99	$113,387

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Summit Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(e)(f)
2025	$13.46	0.28	1.49	1.77	(0.26)	(0.29)	—	(0.55)	$14.68
2024	$11.30	0.27	2.18	2.45	(0.29)	—	—	(0.29)	$13.46
2023	$10.31	0.29	0.99	1.28	(0.29)	—	—	(0.29)	$11.30
2022	$12.06	0.18	(1.74)	(1.56)	(0.19)	—	—	(0.19)	$10.31
CLASS I SHARES
2025	$13.47	0.31	1.50	1.81	(0.30)	(0.29)	—	(0.59)	$14.69
2024	$11.30	0.30	2.19	2.49	(0.32)	—	—	(0.32)	$13.47
2023	$10.31	0.30	1.01	1.31	(0.32)	—	—	(0.32)	$11.30
2022	$14.25	0.28	(1.81)	(1.53)	(0.24)	(2.17)	—	(2.41)	$10.31
2021	$12.18	0.16	2.71	2.87	(0.22)	(0.58)	—	(0.80)	$14.25

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class I
2025	2.09%	2.31%
2024	2.17%	2.42%
2023	2.57%	2.61%

(b)The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratio for 2021 Class I would have been 0.99%.

(c)The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses Before Expense Reductions ratio for 2021 Class I would have been 1.31%.

(d)Not annualized for periods less than one year.

(e)Effective date of this class of shares was January 26, 2022.

(f)Sales loads are not reflected in computing total return.

(g)Annualized.

(h)Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

+ Based on weighted average shares outstanding. See notes to financial statements.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Summit Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)(b)	Expenses, Before Expense Reductions (%)(c)	Total Return (%)(d)	Portfolio Turnover Rate (%)(d)	Net Assets at End of Year (Thousands)

2.10	0.94	1.82	13.70	32.68	$12,733
2.19	0.94	1.79	21.88	66.54	$13,639
2.58	0.94	2.03	12.39	80.17	$5,978
2.40(g)	0.99(g)	9.32(g)(h)	(13.02)	128.69	$507

2.33	0.69	1.20	13.97	32.68	$83,660
2.44	0.69	1.15	22.26	66.54	$98,708
2.63	0.69	1.20	12.66	80.17	$74,869
2.38	0.88	1.22	(13.36)	128.69	$56,036
1.20	1.01	1.21	24.63	155.26	$62,466

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Ultra Short Income Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS A SHARES(b)
2025	$12.23	0.59	(0.03)	0.56	(0.59)	—	—	(0.59)	12.20
2024	$12.17	0.66	0.07	0.73	(0.67)	—	—	(0.67)	12.23
2023	$12.13	0.52	0.05	0.57	(0.53)	—	—	(0.53)	12.17
2022	$12.44	0.19	(0.31)	(0.12)	(0.19)	—	—	(0.19)	12.13
2021	$12.59	0.15	(0.08)	0.07	(0.18)	(0.04)	—	(0.22)	12.44
CLASS I SHARES
2025	$12.22	0.61	(0.02)	0.59	(0.62)	—	—	(0.62)	12.19
2024	$12.16	0.69	0.06	0.75	(0.69)	—	—	(0.69)	12.22
2023	$12.12	0.55	0.04	0.59	(0.55)	—	—	(0.55)	12.16
2022	$12.43	0.21	(0.31)	(0.10)	(0.21)	—	—	(0.21)	12.12
2021	$12.58	0.18	(0.08)	0.10	(0.21)	(0.04)	—	(0.25)	12.43

(a) Not annualized for periods less than one year.

(b) Sales loads are not reflected in computing total return.

+ Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Ultra Short Income Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

4.79	0.50	0.86	4.71	58.28	$31,146
5.46	0.50	0.88	6.12	44.59	$50,154
4.29	0.50	0.86	4.77	29.46	$28,234
1.54	0.50	1.05	(0.96)	39.29	$34,147
1.22	0.50	1.38	0.54	37.51	$10,930

4.98	0.30	0.54	4.92	58.28	$236,543
5.65	0.30	0.54	6.35	44.59	$214,056
4.56	0.30	0.52	4.98	29.46	$235,011
1.75	0.30	0.60	(0.77)	39.29	$145,743
1.40	0.30	0.76	0.74	37.51	$42,587

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Limited Term U.S. Government Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
Class A Shares(b)
2025	$12.19	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.24
2024	$11.48	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.19
2023	$11.64	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.48
2022	$13.06	0.13	(1.36)	(1.23)	(0.19)	—	—	(0.19)	$11.64
2021	$13.38	0.08	(0.24)	(0.16)	(0.16)	—	—	(0.16)	$13.06
Class C Shares
2025	$12.26	0.28	0.07	0.35	(0.30)	—	—	(0.30)	$12.31
2024	$11.54	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.26
2023	$11.71	0.19	(0.14)	0.05	(0.22)	—	—	(0.22)	$11.54
2022	$13.13	0.09	(1.36)	(1.27)	(0.15)	—	—	(0.15)	$11.71
2021	$13.46	0.03	(0.25)	(0.22)	(0.11)	—	—	(0.11)	$13.13
Class C2 Shares
2025	$12.27	0.28	0.07	0.35	(0.30)	—	—	(0.30)	$12.32
2024	$11.55	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.27
2023	$11.71	0.20	(0.14)	0.06	(0.22)	—	—	(0.22)	$11.55
2022	$13.14	0.08	(1.36)	(1.28)	(0.15)	—	—	(0.15)	$11.71
2021(e)	$13.46	0.04	(0.25)	(0.21)	(0.11)	—	—	(0.11)	$13.14
Class I Shares
2025	$12.19	0.35	0.06	0.41	(0.36)	—	—	(0.36)	$12.24
2024	$11.47	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.19
2023	$11.64	0.26	(0.14)	0.12	(0.29)	—	—	(0.29)	$11.47
2022	$13.06	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.64
2021	$13.38	0.11	(0.24)	(0.13)	(0.19)	—	—	(0.19)	$13.06

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

(c)The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 8.81%.

(d)The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.46%.

(e)Effective date of this class of shares was October 1, 2020.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Limited Term U.S. Government Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

2.56	0.99	1.05	3.14	22.17	$32,299
2.48	0.99	1.00	9.03	32.26	$38,447
1.89	0.95	0.95	0.74	38.65	$43,326
1.01	0.92	0.92	(9.51)	28.92	$57,028
0.60	0.87	0.87	(1.22)	9.50	$92,786

2.31	1.24	1.98	2.88	22.17	$1,912
2.22	1.24	1.84	8.82	32.26	$2,665
1.57	1.24	1.56	0.37	38.65	$3,311
0.68	1.24	1.39	(9.74)	28.92	$5,821
0.21	1.24	1.24	(1.65)	9.50	$10,084

2.32	1.24	3.52	2.88	22.17	$314
2.23	1.24	3.49	8.90(c)	32.26	$305
1.69	1.24	2.63	0.37(d)	38.65	$576
0.62	1.24	2.28	(9.81)	28.92	$230
0.28	1.24	3.37	(1.58)	9.50	$680

2.87	0.67	0.70	3.47	22.17	$55,754
2.82	0.65	0.65	9.49	32.26	$93,488
2.18	0.65	0.65	0.96	38.65	$119,323
1.31	0.62	0.62	(9.24)	28.92	$155,928
0.85	0.61	0.61	(0.96)	9.50	$219,833

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Limited Term Income Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS A SHARES(b)
2025	$13.14	0.50	0.07	0.57	(0.50)	—	—	(0.50)	$13.21
2024	$12.39	0.47	0.76	1.23	(0.48)	—	—	(0.48)	$13.14
2023	$12.38	0.36	0.02	0.38	(0.37)	—	—	(0.37)	$12.39
2022	$13.83	0.21	(1.43)	(1.22)	(0.23)	—	—	(0.23)	$12.38
2021	$14.14	0.16	(0.11)	0.05	(0.19)	(0.17)	—	(0.36)	$13.83
CLASS C SHARES
2025	$13.12	0.46	0.08	0.54	(0.47)	—	—	(0.47)	$13.19
2024	$12.37	0.44	0.75	1.19	(0.44)	—	—	(0.44)	$13.12
2023	$12.36	0.33	0.02	0.35	(0.34)	—	—	(0.34)	$12.37
2022	$13.81	0.18	(1.43)	(1.25)	(0.20)	—	—	(0.20)	$12.36
2021	$14.12	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.81
CLASS C2 SHARES
2025	$13.12	0.43	0.08	0.51	(0.44)	—	—	(0.44)	$13.19
2024	$12.37	0.41	0.76	1.17	(0.42)	—	—	(0.42)	$13.12
2023	$12.36	0.30	0.02	0.32	(0.31)	—	—	(0.31)	$12.37
2022	$13.81	0.15	(1.43)	(1.28)	(0.17)	—	—	(0.17)	$12.36
2021(c)	$14.12	0.09	(0.11)	(0.02)	(0.12)	(0.17)	—	(0.29)	$13.81
CLASS I SHARES
2025	$13.14	0.53	0.08	0.61	(0.54)	—	—	(0.54)	$13.21
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.38	0.40	0.02	0.42	(0.41)	—	—	(0.41)	$12.39
2022	$13.84	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.38
2021	$14.15	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.84
CLASS R6 SHARES
2025	$13.17	0.54	0.07	0.61	(0.55)	—	—	(0.55)	$13.23
2024	$12.41	0.52	0.76	1.28	(0.52)	—	—	(0.52)	$13.17
2023	$12.40	0.41	0.01	0.42	(0.41)	—	—	(0.41)	$12.41
2022	$13.86	0.26	(1.44)	(1.18)	(0.28)	—	—	(0.28)	$12.40
2021	$14.17	0.21	(0.11)	0.10	(0.24)	(0.17)	—	(0.41)	$13.86

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

(c)Effective date of this class of shares was October 1, 2020.

(d)The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (8.70)%.

(e)The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.61%.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Limited Term Income Fund

RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

3.81	0.77	0.77	4.44	32.96	$421,154
3.71	0.76	0.76	10.08	59.42	$480,422
2.90	0.78	0.78	3.06	37.65	$533,551
1.58	0.77	0.77	(8.89)	46.77	$598,675
1.17	0.77	0.77	0.33	33.37	$818,846

3.56	1.01	1.01	4.19	32.96	$83,078
3.45	1.01	1.01	9.82	59.42	$106,222
2.64	1.01	1.01	2.83	37.65	$140,716
1.33	0.99	0.99	(9.11)	46.77	$221,057
0.94	0.99	0.99	0.11	33.37	$360,840

3.34	1.24	1.49	3.96	32.96	$4,612
3.23	1.24	1.42	9.57	59.42	$5,160
2.43	1.24	1.44	2.59	37.65	$6,733
1.10	1.24	1.30	(9.33)	46.77	$9,615
0.65	1.24	1.32	(0.17)	33.37	$12,902

4.09	0.49	0.53	4.74	32.96	$5,328,620
3.99	0.49	0.52	10.38	59.42	$5,543,890
3.18	0.49	0.54	3.36	37.65	$5,769,043
1.86	0.49	0.51	(8.63)(d)	46.77	$6,890,513
1.44	0.49	0.50	0.53(e)	33.37	$8,840,331

4.17	0.42	0.47	4.73	32.96	$182,131
4.07	0.42	0.47	10.53	59.42	$171,607
3.25	0.42	0.46	3.43	37.65	$157,354
2.00	0.42	0.45	(8.62)	46.77	$180,359
1.51	0.42	0.43	0.68	33.37	$127,763

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Core Plus Bond Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$10.73	0.49	(0.19)	0.30	(0.49)	(0.01)	—	(0.50)	$10.53
2024(c)	$10.00	0.50	0.72	1.22	(0.49)	—	—	(0.49)	$10.73
CLASS C SHARES(b)
2025	$10.74	0.42	(0.20)	0.22	(0.42)	(0.01)	—	(0.43)	$10.53
2024(c)	$10.00	0.44	0.72	1.16	(0.42)	—	—	(0.42)	$10.74
CLASS I SHARES(b)
2025	$10.74	0.52	(0.20)	0.32	(0.52)	(0.01)	—	(0.53)	$10.53
2024(c)	$10.00	0.54	0.72	1.26	(0.52)	—	—	(0.52)	$10.74
CLASS R6 SHARES
2025	$10.73	0.52	(0.19)	0.33	(0.52)	(0.01)	—	(0.53)	$10.53
2024(c)	$10.00	0.54	0.71	1.25	(0.52)	—	—	(0.52)	$10.73

(a)Not annualized for periods less than one year.

(b)The Fund commenced operations on October 2, 2023.

(c)Sales loads are not reflected in computing total return.

(d)Annualized.

(e)The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 12.91% for 2024 and 3.26% for 2025.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Core Plus Bond Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

4.77	0.75	16.46	3.05	32.74	$434
4.80(d)	0.75(d)	10.92(d)	12.50	73.32	$272

4.04	1.50	3.61	2.21	32.74	$1,018
4.21(d)	1.50(d)	3.45(d)	11.78	73.32	$819

5.04	0.50	0.84	3.35(e)	32.74	$145,665
5.23(d)	0.46(d)	1.11(d)	12.80(e)	73.32	$163,388

5.02	0.49	5.37	3.32	32.74	$270
5.26(d)	0.49(d)	2.23(d)	12.82	73.32	$658

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Strategic Income Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Period
CLASS A SHARES(c)
2025	$11.67	0.54	(0.02)	0.52	(0.56)	—	—	(0.56)	$11.63
2024	$11.02	0.52	0.65	1.17	(0.52)	—	—	(0.52)	$11.67
2023	$10.99	0.45	0.03	0.48	(0.45)	—	—	(0.45)	$11.02
2022	$12.41	0.36	(1.38)	(1.02)	(0.37)	(0.03)	—	(0.40)	$10.99
2021	$12.24	0.43	0.21	0.64	(0.47)	—	—	(0.47)	$12.41
CLASS C SHARES
2025	$11.65	0.45	(0.03)	0.42	(0.47)	—	—	(0.47)	$11.60
2024	$11.00	0.44	0.64	1.08	(0.43)	—	—	(0.43)	$11.65
2023	$10.97	0.37	0.03	0.40	(0.37)	—	—	(0.37)	$11.00
2022	$12.39	0.27	(1.38)	(1.11)	(0.28)	(0.03)	—	(0.31)	$10.97
2021	$12.22	0.33	0.21	0.54	(0.37)	—	—	(0.37)	$12.39
CLASS I SHARES
2025	$11.65	0.58	(0.03)	0.55	(0.60)	—	—	(0.60)	$11.60
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.49	0.04	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.38	0.40	(1.38)	(0.98)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.20	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.38
CLASS R6 SHARES
2025	$11.68	0.59	(0.03)	0.56	(0.61)	—	—	(0.61)	$11.63
2024	$11.03	0.58	0.64	1.22	(0.57)	—	—	(0.57)	$11.68
2023	$10.99	0.50	0.04	0.54	(0.50)	—	—	(0.50)	$11.03
2022	$12.42	0.41	(1.39)	(0.98)	(0.42)	(0.03)	—	(0.45)	$10.99
2021	$12.24	0.48	0.22	0.70	(0.52)	—	—	(0.52)	$12.42

(a)Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R6
2024	4.61%	3.86%	4.99%	5.08%
2021	3.48%	2.71%	3.81%	3.89

(b)Not annualized for periods less than one year.

(c)Sales loads are not reflected in computing total return.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Strategic Income Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)(a)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(b)	Portfolio Turnover Rate (%)(b)	Net Assets at End of Period (Thousands)

4.69	0.99	1.02	4.59	30.03	$249,871
4.61	0.97	1.00	10.81	60.47	$294,970
4.00	1.02	1.07	4.39	22.34	$271,826
3.03	0.99	1.06	(8.37)	27.19	$321,614
3.48	0.95	1.05	5.30	28.55	$376,252

3.97	1.71	1.74	3.74	30.03	$102,672
3.86	1.72	1.75	10.02	60.47	$101,094
3.31	1.72	1.77	3.69	22.34	$93,062
2.29	1.72	1.79	(9.08)	27.19	$80,326
2.71	1.73	1.83	4.49	28.55	$100,385

5.08	0.60	0.73	4.89	30.03	$9,479,521
4.99	0.60	0.74	11.24	60.47	$8,778,651
4.44	0.60	0.77	4.90	22.34	$6,427,625
3.45	0.60	0.77	(8.07)	27.19	$4,180,742
3.81	0.60	0.81	5.74	28.55	$3,255,002

5.15	0.53	0.68	4.97	30.03	$195,934
5.08	0.53	0.69	11.30	60.47	$183,956
4.52	0.53	0.70	4.97	22.34	$138,108
3.53	0.53	0.72	(8.05)	27.19	$109,349
3.89	0.53	0.75	5.81	28.55	$77,415

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Short Duration Municipal Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$11.99	0.37	(0.02)	0.35	(0.37)	—	—	(0.37)	$11.97
2024	$11.76	0.36	0.23	0.59	(0.36)	—	—	(0.36)	$11.99
2023	$11.77	0.27	—	0.27	(0.28)	—	—	(0.28)	$11.76
2022	$12.33	0.09	(0.57)	(0.48)	(0.08)	—	—	(0.08)	$11.77
2021	$12.37	0.03	(0.04)	(0.01)	(0.03)	—	—	(0.03)	$12.33
CLASS I SHARES
2025	$11.98	0.39	(0.01)	0.38	(0.39)	—	—	(0.39)	$11.97
2024	$11.75	0.39	0.23	0.62	(0.39)	—	—	(0.39)	$11.98
2023	$11.76	0.30	(0.01)	0.29	(0.30)	—	—	(0.30)	$11.75
2022	$12.33	0.11	(0.57)	(0.46)	(0.11)	—	—	(0.11)	$11.76
2021	$12.36	0.06	(0.03)	0.03	(0.06)	—	—	(0.06)	$12.33

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Short Duration Municipal Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

3.08	0.70	1.25	2.95	54.60	$5,527
3.04	0.70	1.23	5.12	63.53	$6,367
2.29	0.70	1.06	2.29	56.32	$13,585
0.71	0.70	1.10	(3.88)	89.01	$20,045
0.27	0.70	0.98	(0.05)	34.71	$16,332

3.28	0.50	0.64	3.24	54.60	$108,124
3.26	0.50	0.63	5.34	63.53	$111,515
2.52	0.50	0.60	2.50	56.32	$130,723
0.88	0.50	0.58	(3.77)	89.01	$148,929
0.46	0.50	0.65	0.23	34.71	$179,245

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Limited Term Municipal Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$13.69	0.44	(0.05)	0.39	(0.43)	—	—	(0.43)	$13.65
2024	$13.19	0.40	0.51	0.91	(0.41)	—	—	(0.41)	$13.69
2023	$13.26	0.32	(0.06)	0.26	(0.33)	—	—	(0.33)	$13.19
2022	$14.51	0.21	(1.25)	(1.04)	(0.21)	—	—	(0.21)	$13.26
2021	$14.64	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	$14.51
CLASS C SHARES
2025	$13.72	0.40	(0.04)	0.36	(0.40)	—	—	(0.40)	$13.68
2024	$13.21	0.37	0.51	0.88	(0.37)	—	—	(0.37)	$13.72
2023	$13.28	0.29	(0.07)	0.22	(0.29)	—	—	(0.29)	$13.21
2022	$14.53	0.17	(1.24)	(1.07)	(0.18)	—	—	(0.18)	$13.28
2021	$14.66	0.15	(0.13)	0.02	(0.15)	—	—	(0.15)	$14.53
CLASS C2 SHARES
2025	$13.72	0.37	(0.04)	0.33	(0.37)	—	—	(0.37)	$13.68
2024	$13.21	0.34	0.51	0.85	(0.34)	—	—	(0.34)	$13.72
2023	$13.28	0.26	(0.07)	0.19	(0.26)	—	—	(0.26)	$13.21
2022	$14.54	0.14	(1.26)	(1.12)	(0.14)	—	—	(0.14)	$13.28
2021(c)	$14.66	0.10	(0.12)	(0.02)	(0.10)	—	—	(0.10)	$14.54
CLASS I SHARES
2025	$13.69	0.47	(0.04)	0.43	(0.47)	—	—	(0.47)	$13.65
2024	$13.19	0.44	0.50	0.94	(0.44)	—	—	(0.44)	$13.69
2023	$13.26	0.35	(0.06)	0.29	(0.36)	—	—	(0.36)	$13.19
2022	$14.51	0.24	(1.25)	(1.01)	(0.24)	—	—	(0.24)	$13.26
2021	$14.64	0.22	(0.13)	0.09	(0.22)	—	—	(0.22)	$14.51

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

(c)Effective date of this class of shares was October 1, 2020.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Limited Term Municipal Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

3.22	0.78	0.78	2.96	31.04	$455,833
2.99	0.77	0.77	6.94	39.61	$543,244
2.40	0.74	0.74	1.91	37.26	$611,338
1.51	0.71	0.71	(7.20)	37.69	$755,222
1.28	0.69	0.69	0.39	22.29	$978,221

2.92	1.08	1.08	2.66	31.04	$28,496
2.70	1.04	1.04	6.72	39.61	$39,586
2.15	0.98	0.98	1.66	37.26	$59,652
1.23	0.97	0.97	(7.43)	37.69	$91,018
1.00	0.97	0.97	0.11	22.29	$146,806

2.76	1.24	1.84	2.49	31.04	$2,435
2.50	1.24	1.72	6.51	39.61	$2,695
1.89	1.24	1.67	1.39	37.26	$3,516
0.99	1.24	1.48	(7.74)	37.69	$4,695
0.69	1.24	1.72	(0.11)	22.29	$5,477

3.47	0.53	0.53	3.22	31.04	$1,670,371
3.24	0.51	0.51	7.22	39.61	$1,907,395
2.62	0.51	0.51	2.14	37.26	$2,303,573
1.72	0.48	0.48	(6.99)	37.69	$3,162,018
1.50	0.46	0.46	0.61	22.29	$4,502,575

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Intermediate Municipal Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$13.38	0.48	(0.20)	0.28	(0.48)	—	—	(0.48)	$13.18
2024	$12.72	0.45	0.66	1.11	(0.45)	—	—	(0.45)	$13.38
2023	$12.82	0.40	(0.10)	0.30	(0.40)	—	—	(0.40)	$12.72
2022	$14.35	0.32	(1.52)	(1.20)	(0.33)	—	—	(0.33)	$12.82
2021	$14.37	0.33	(0.02)	0.31	(0.33)	—	—	(0.33)	$14.35
CLASS C SHARES
2025	$13.40	0.43	(0.20)	0.23	(0.43)	—	—	(0.43)	$13.20
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021	$14.39	0.27	(0.01)	0.26	(0.28)	—	—	(0.28)	$14.37
CLASS C2 SHARES
2025	$13.40	0.43	(0.20)	0.23	(0.43)	—	—	(0.43)	$13.20
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021(c)	$14.39	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	$14.37
CLASS I SHARES
2025	$13.36	0.51	(0.20)	0.31	(0.51)	—	—	(0.51)	$13.16
2024	$12.70	0.48	0.66	1.14	(0.48)	—	—	(0.48)	$13.36
2023	$12.80	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)	$12.70
2022	$14.34	0.36	(1.54)	(1.18)	(0.36)	—	—	(0.36)	$12.80
2021	$14.35	0.36	(0.01)	0.35	(0.36)	—	—	(0.36)	$14.34

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

(c)Effective date of this class of shares was October 1, 2020.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Intermediate Municipal Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

3.63	0.72	0.92	2.15	53.42	$229,585
3.43	0.74	0.93	8.81	29.65	$260,420
3.06	0.77	0.92	2.31	39.98	$262,957
2.37	0.77	0.91	(8.50)	19.48	$272,111
2.26	0.77	0.91	2.16	10.20	$328,170

3.26	1.09	1.42	1.77	53.42	$11,566
3.05	1.11	1.39	8.49	29.65	$13,044
2.68	1.14	1.36	1.93	39.98	$16,306
1.98	1.14	1.33	(8.89)	19.48	$22,032
1.89	1.14	1.30	1.78	10.20	$34,344

3.26	1.09	2.18	1.77	53.42	$1,777
3.05	1.11	2.06	8.49	29.65	$1,503
2.70	1.14	2.48	1.93	39.98	$1,501
2.00	1.14	2.07	(8.89)	19.48	$1,521
1.85	1.14	2.62	1.76	10.20	$1,860

3.88	0.48	0.66	2.39	53.42	$854,442
3.66	0.50	0.67	9.08	29.65	$745,487
3.30	0.53	0.67	2.55	39.98	$583,709
2.60	0.53	0.67	(8.36)	19.48	$555,898
2.50	0.53	0.67	2.47	10.20	$666,356

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg Strategic Municipal Income Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$14.27	0.52	(0.23)	0.29	(0.52)	—	—	(0.52)	$14.04
2024	$13.39	0.50	0.88	1.38	(0.50)	—	—	(0.50)	$14.27
2023	$13.48	0.44	(0.09)	0.35	(0.44)	—	—	(0.44)	$13.39
2022	$15.43	0.31	(1.95)	(1.64)	(0.31)	—	—	(0.31)	$13.48
2021	$15.33	0.30	0.10	0.40	(0.30)	—	—	(0.30)	$15.43
CLASS C SHARES
2025	$14.29	0.46	(0.25)	0.21	(0.45)	—	—	(0.45)	$14.05
2024	$13.40	0.43	0.89	1.32	(0.43)	—	—	(0.43)	$14.29
2023	$13.49	0.37	(0.09)	0.28	(0.37)	—	—	(0.37)	$13.40
2022	$15.45	0.24	(1.96)	(1.72)	(0.24)	—	—	(0.24)	$13.49
2021	$15.34	0.23	0.11	0.34	(0.23)	—	—	(0.23)	$15.45
CLASS I SHARES
2025	$14.29	0.55	(0.24)	0.31	(0.55)	—	—	(0.55)	$14.05
2024	$13.40	0.53	0.89	1.42	(0.53)	—	—	(0.53)	$14.29
2023	$13.49	0.47	(0.09)	0.38	(0.47)	—	—	(0.47)	$13.40
2022	$15.45	0.34	(1.96)	(1.62)	(0.34)	—	—	(0.34)	$13.49
2021	$15.34	0.34	0.11	0.45	(0.34)	—	—	(0.34)	$15.45

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

(c)Net realized and unrealized gain (loss) on investments was less than $0.01 per share.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg Strategic Municipal Income Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

3.73	0.81	1.23	2.12	59.01	$65,175
3.55	0.81	1.27	10.41	23.43	$69,372
3.15	0.81	1.27	2.51	48.80	$60,908
2.12	0.81	1.27	(10.73)	46.24	$55,859
1.96	0.81	1.26	2.65	10.43	$65,220

3.26	1.28	2.12	1.57	59.01	$3,535
3.07	1.28	1.97	9.96	23.43	$4,119
2.65	1.28	1.92	2.03	48.80	$4,998
1.64	1.28	1.77	(11.20)	46.24	$8,278
1.50	1.28	1.71	2.24	10.43	$11,753

3.96	0.59	0.99	2.27	59.01	$311,692
3.76	0.59	1.01	10.72	23.43	$248,771
3.37	0.59	1.01	2.74	48.80	$227,585
2.33	0.59	0.99	(10.59)	46.24	$236,725
2.17	0.59	0.97	2.94	10.43	$298,871

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg California Limited Term Municipal Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$13.03	0.39	(0.02)(c)	0.37	(0.38)	—	—	(0.38)	$13.02
2024	$12.56	0.36	0.47	0.83	(0.36)	—	—	(0.36)	$13.03
2023	$12.61	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	$12.56
2022	$13.66	0.17	(1.04)	(0.87)	(0.18)	—	—	(0.18)	$12.61
2021	$13.80	0.15	(0.14)	0.01	(0.15)	—	—	(0.15)	$13.66
CLASS C SHARES
2025	$13.04	0.35	—(c)(d)	0.35	(0.35)	—	—	(0.35)	$13.04
2024	$12.58	0.33	0.46	0.79	(0.33)	—	—	(0.33)	$13.04
2023	$12.62	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	$12.58
2022	$13.67	0.13	(1.04)	(0.91)	(0.14)	—	—	(0.14)	$12.62
2021	$13.81	0.11	(0.14)	(0.03)	(0.11)	—	—	(0.11)	$13.67
CLASS C2 SHARES
2025	$13.04	0.35	—(c)(d)	0.35	(0.35)	—	—	(0.35)	$13.04
2024	$12.57	0.33	0.47	0.80	(0.33)	—	—	(0.33)	$13.04
2023	$12.61	0.26	(0.05)	0.21	(0.25)	—	—	(0.25)	$12.57
2022	$13.67	0.14	(1.06)	(0.92)	(0.14)	—	—	(0.14)	$12.61
2021(f)	$13.81	0.11	(0.13)	(0.02)	(0.12)	—	—	(0.12)	$13.67
CLASS I SHARES
2025	$13.05	0.42	(0.01)(c)	0.41	(0.42)	—	—	(0.42)	$13.04
2024	$12.58	0.39	0.48	0.87	(0.40)	—	—	(0.40)	$13.05
2023	$12.62	0.32	(0.04)	0.28	(0.32)	—	—	(0.32)	$12.58
2022	$13.67	0.21	(1.05)	(0.84)	(0.21)	—	—	(0.21)	$12.62
2021	$13.82	0.19	(0.15)	0.04	(0.19)	—	—	(0.19)	$13.67

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

(c)Due to timing of transactions of shares of beneficial interest, the net realized and unrealized gain (loss) on investments on a per share basis is not in accordance with the aggregate net realized and unrealized gain (loss) for the period as shown in the Statement of Operations.

(d)Net realized and unrealized gain (loss) on investments was less than $0.01 per share.

(e)Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(f)Effective date of this class of shares was October 1, 2020.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg California Limited Term Municipal Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

3.00	0.74	0.96	2.96	43.53	$55,662
2.82	0.74	0.96	6.71	46.36	$60,071
2.26	0.74	0.96	1.89	45.63	$67,312
1.32	0.74	0.95	(6.44)	41.92	$79,046
1.11	0.74	0.92	0.10	16.22	$101,949

2.70	1.02	2.33	2.75	43.53	$920
2.52	1.02	1.70	6.32	46.36	$1,216
1.95	1.02	1.42	1.69	45.63	$2,897
1.02	1.02	1.31	(6.70)	41.92	$5,976
0.82	1.02	1.27	(0.19)	16.22	$9,623

2.73	1.02	1.92	2.75	43.53	$933
2.55	1.02	2.89(e)	6.41	46.36	$524
2.00	1.02	8.02(e)	1.69	45.63	$141
1.05	1.02	4.46(e)	(6.78)	41.92	$129
0.84	1.02	6.50(e)	(0.18)	16.22	$149

3.25	0.49	0.73	3.21	43.53	$229,855
3.07	0.49	0.71	6.97	46.36	$211,561
2.50	0.49	0.71	2.23	45.63	$204,982
1.56	0.49	0.71	(6.20)	41.92	$276,717
1.35	0.49	0.70	0.27	16.22	$366,861

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg New Mexico Intermediate Municipal Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$12.51	0.36	(0.12)	0.24	(0.36)	—	—	(0.36)	$12.39
2024	$12.01	0.32	0.50	0.82	(0.32)	—	—	(0.32)	$12.51
2023	$12.08	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$12.01
2022	$13.40	0.19	(1.32)	(1.13)	(0.19)	—	—	(0.19)	$12.08
2021	$13.48	0.20	(0.09)	0.11	(0.19)	—	—	(0.19)	$13.40
CLASS D SHARES
2025	$12.51	0.33	(0.12)	0.21	(0.33)	—	—	(0.33)	$12.39
2024	$12.02	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$12.51
2023	$12.08	0.20	(0.05)	0.15	(0.21)	—	—	(0.21)	$12.02
2022	$13.41	0.16	(1.33)	(1.17)	(0.16)	—	—	(0.16)	$12.08
2021	$13.49	0.16	(0.08)	0.08	(0.16)	—	—	(0.16)	$13.41
CLASS I SHARES
2025	$12.50	0.40	(0.12)	0.28	(0.40)	—	—	(0.40)	$12.38
2024	$12.01	0.36	0.49	0.85	(0.36)	—	—	(0.36)	$12.50
2023	$12.07	0.27	(0.05)	0.22	(0.28)	—	—	(0.28)	$12.01
2022	$13.40	0.23	(1.33)	(1.10)	(0.23)	—	—	(0.23)	$12.07
2021	$13.47	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$13.40

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg New Mexico Intermediate Municipal Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

2.90	0.99	1.09	1.95	24.59	$31,901
2.59	0.99	1.06	6.89	19.49	$37,430
1.91	0.99	1.02	1.35	48.90	$46,699
1.50	0.99	1.01	(8.49)	8.83	$53,476
1.46	0.98	0.98	0.85	7.43	$70,051

2.65	1.24	1.44	1.70	24.59	$6,683
2.34	1.24	1.36	6.54	19.49	$7,697
1.65	1.24	1.34	1.18	48.90	$8,891
1.25	1.24	1.29	(8.78)	8.83	$10,388
1.20	1.24	1.29	0.59	7.43	$12,917

3.23	0.67	0.78	2.28	24.59	$50,644
2.91	0.67	0.75	7.15	19.49	$49,373
2.23	0.67	0.74	1.76	48.90	$52,436
1.82	0.67	0.73	(8.27)	8.83	$57,584
1.77	0.67	0.71	1.24	7.43	$66,312

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Thornburg New York Intermediate Municipal Fund

PER SHARE PERFORMANCE (for a share outstanding throughout the year)
Unless Otherwise Noted, Periods are Fiscal Years Ended September 30,	Net Asset Value, Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Dividends from Return of Capital	Total Dividends	Net Asset Value, End of Year
CLASS A SHARES(b)
2025	$12.10	0.37	(0.20)	0.17	(0.36)	—	—	(0.36)	$11.91
2024	$11.60	0.34	0.50	0.84	(0.34)	—	—	(0.34)	$12.10
2023	$11.68	0.28	(0.08)	0.20	(0.28)	—	—	(0.28)	$11.60
2022	$12.88	0.25	(1.20)	(0.95)	(0.25)	—	—	(0.25)	$11.68
2021	$12.96	0.23	(0.07)	0.16	(0.24)	—	—	(0.24)	$12.88
CLASS I SHARES
2025	$12.10	0.40	(0.19)	0.21	(0.40)	—	—	(0.40)	$11.91
2024	$11.61	0.37	0.49	0.86	(0.37)	—	—	(0.37)	$12.10
2023	$11.68	0.31	(0.06)	0.25	(0.32)	—	—	(0.32)	$11.61
2022	$12.88	0.28	(1.19)	(0.91)	(0.29)	—	—	(0.29)	$11.68
2021	$12.96	0.27	(0.07)	0.20	(0.28)	—	—	(0.28)	$12.88

(a)Not annualized for periods less than one year.

(b)Sales loads are not reflected in computing total return.

(c)The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 7.27%.

(d)The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 1.66%.

+Based on weighted average shares outstanding.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Thornburg New York Intermediate Municipal Fund

RATIOS TO AVERAGE NET ASSETS			Supplemental Data
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Year (Thousands)

3.09	0.99	1.47	1.50	40.75	$11,493
2.81	0.99	1.39	7.18(c)	20.23	$12,740
2.33	0.99	1.33	1.75(d)	42.70	$13,096
1.98	0.99	1.22	(7.48)	6.02	$15,193
1.77	0.99	1.14	1.20	11.29	$23,885

3.41	0.67	1.20	1.83	40.75	$12,928
3.13	0.67	1.12	7.53	20.23	$12,588
2.64	0.67	1.11	2.07	42.70	$12,113
2.30	0.67	0.98	(7.18)	6.02	$14,642
2.09	0.67	0.93	1.52	11.29	$20,454

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Appendix A

Appendix A

Sales Charge Waivers Offered by Financial Intermediaries

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

The following discloses the policies and procedures of certain specific intermediaries regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. If you hold your Fund shares through any of the intermediaries named below, you should refer to the policies and procedures referenced below for that intermediary rather than the policies and procedures about sales load waivers that are described elsewhere in the Fund’s prospectus or SAI. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of a Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•Transaction size breakpoints, as described in this prospectus or the SAI.

•Rights of accumulation (ROA), as described in this prospectus or the SAI.

•Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of a Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the same Fund family).

•shares exchanged from Class C shares of the same Fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Appendix A

•shares purchased from the proceeds of redemptions within the same Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

•redemptions due to death or disability of the shareholder.

•shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI.

•redemptions made in connection with a return of excess contributions from an IRA account.

•shares purchased through a Right of Reinstatement (as defined above).

•redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson &. Co. (“D.A. Davidson”)

Shareholders purchasing Fund shares including existing Fund shareholders through a D.A. Davidson &. Co. (“D.A. Davidson”) platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Funds’ SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

•Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

•Death or disability of the shareholder.

•Shares sold as part of a systematic withdrawal plan as described in this prospectus.

•Return of excess contributions from an IRA Account.

•Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

•Breakpoints as described in this prospectus.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Appendix A

•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)

The following information has been provided by Edward Jones:

Policies Regarding Transactions Through Edward Jones

Effective on or after August 16, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Thornburg Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Thornburg Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Appendix A

•If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

•Sales charges are waived for the following shareholders and in the following situations:

•Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•Shares purchased in an Edward Jones fee-based program.

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):

ºThe redemption and repurchase occur in the same account.

ºThe redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•The death or disability of the shareholder.

•Systematic withdrawals with up to 10% per year of the account value.

•Return of excess contributions from an Individual Retirement Account (IRA).

•Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•Shares exchanged in an Edward Jones fee-based program.

•Shares acquired through NAV reinstatement.

•Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Appendix A

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•Initial purchase minimum: $250

•Subsequent purchase minimum: none

Minimum Balances

•Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

ºA fee-based account held on an Edward Jones platform

ºA 529 account held on an Edward Jones platform

ºAn account with an active systematic investment plan or LOI

Exchanging Share Classes

•At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC

Shareholders purchasing fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A and C shares available at Janney

•Shares sold upon the death or disability of the shareholder.

•Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•Shares purchased in connection with a return of excess contributions from an IRA account.

•Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Appendix A

•Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

•Breakpoints as described in the fund’s Prospectus.

•Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC

If you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information (“SAI”).

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same Fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•Shares of the Funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

•Shares purchased through rights of reinstatement.

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the Fund family).

•Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•A shareholder in the Fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same Fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•Shares sold upon the death or disability of the shareholder.

•Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•Shares purchased in connection with a return of excess contributions from an IRA account.

•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•Shares acquired through a right of reinstatement.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Appendix A

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•Breakpoints as described in the prospectus.

•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Appendix A

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•Shares purchased through a Morgan Stanley self-directed brokerage account

•Class C (i.e., level-load) and Class C2 shares, as applicable, that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Appendix A

Oppenheimer & Co. Inc. (“OPCO”)

Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•Shares purchased by or through a 529 Plan

•Shares purchased through an OPCO affiliated investment advisory program

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family)

•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•Employees and registered representatives of OPCO or its affiliates and their family members

•Trustees of Thornburg Investment Trust, and employees of the Fund’s investment advisor or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

•Death or disability of the shareholder

•Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•Return of excess contributions from an IRA Account

•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations

•Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•Breakpoints as described in this prospectus.

•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James & Associates, Inc., Raymond James Financial Services & each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Appendix A

Front-end sales load waivers on Class A shares available at Raymond James

•Shares purchased in an investment advisory program.

•Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•Death or disability of the shareholder.

•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•Return of excess contributions from an IRA Account.

•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•Breakpoints as described in this prospectus.

•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Inc. (“Baird”)

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investors A - shares Available at Baird

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same Fund.

•Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Appendix A

•	Shares purchased within 90 days following a redemption from a Thornburg Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household, and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

•	A shareholder in the Fund’s Investor C shares will have their share converted at net asset value to Investor A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.

•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on Investor A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Shares bought due to returns of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus.

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

•	Shares acquired through a right of reinstatement.

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus.

•	Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Thornburg assets held by accounts within the purchaser’s household at Baird. Eligible Thornburg assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Thornburg through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026, shareholders purchasing or holding Thornburg Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.

CLASS A SHARES

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Thornburg Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Appendix A

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end sales charge waivers on Class A shares available at Stifel

•Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

•Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Thornburg Funds.

•Shares purchased from the proceeds of redeemed shares of the Thornburg Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

•Shares from rollovers into Stifel from retirement plans to IRAs.

•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

•Purchases of Class 529-A shares through a rollover from another 529 plan.

•Purchases of Class 529-A shares made for reinvestment of refunded amounts.

•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

•Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

•Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

•Return of excess contributions from an IRA Account.

•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•Shares acquired through a right of reinstatement.

•Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

•Shares exchanged or sold in a Stifel fee-based program.

THORNBURG INVESTMENT TRUST PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026

Appendix A

Share Class Conversions in Advisory Accounts

•Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC
(collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

•Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.

•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

•Shares purchased through a rollover from another 529 plan.

•Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information

•Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

PROSPECTUS FEBRUARY 1, 2026, AS SUPPLEMENTED AUGUST 21, 2026 THORNBURG INVESTMENT TRUST

Appendix A

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

•Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

•Gift of shares will not be considered when determining breakpoint discounts.

Additional Information

Investment Advisor

Thornburg Investment Management®, Inc.
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Distributor

Thornburg Securities LLC
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.
2 Avenue De Lafayette
Boston, Massachusetts 02111

Transfer Agent

SS&C GIDS, Inc.
Post Office Box 219017
Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by Ropes & Gray LLP,
1211 Avenue of the Americas, New York, NY 10036-8704.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports to Shareholders and in Form N-CSR. In each Fund’s Annual Report you will find a summary of the key factors that materially affected the Fund’s performance during the reporting period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities LLC at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at Thornburg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities LLC. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities LLC, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

(800) 847-0200

Thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

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